As filed with the Securities and Exchange Commission on July 26,
2000
Registration Nos. 002-99861
811-04395

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

POST-EFFECTIVE AMENDMENT NO.    45
to the
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

and

POST-EFFECTIVE AMENDMENT NO.    46
to the
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940


SMITH BARNEY MUNI FUNDS
(Formerly, Smith Barney Muni Bond Funds)
(Exact name of Registrant as specified in the Declaration of Trust)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices)

(212) 816-6474
(Registrant's telephone number)

Christina T. Sydor
388 Greenwich Street New York, New York 10013 (22nd floor)
(Name and address of agent for service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[   ]	immediately upon filing pursuant to paragraph (b)
[X ]	on July 28, 2000 pursuant to paragraph (b)
[   ]	60 days after filing pursuant to paragraph (a)(1)
[   ]	on (date) pursuant to paragraph (a)(1)
[   ]	75 days after filing pursuant to paragraph (a)(2)
[   ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ]	this post-effective amendment designates a new effective
date for a previously filed post-effective amendment.



CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits


PART A

[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed./SM/


P R O S P E C T U S


National
Portfolio

Class A, B, L and Y Shares

----------------------------------------------------

July 28, 2000



The Securities and Exchange Commission has not approved or disapproved these securities as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

National Portfolio

 Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   6

Management..................................................................   7

Choosing a class of shares to buy...........................................   8

Comparing the fund's classes................................................   9

Sales charges...............................................................  10

More about deferred sales charges...........................................  12

Buying shares...............................................................  13

Exchanging shares...........................................................  14

Redeeming shares............................................................  16

Other things to know about share transactions...............................  18

Dividends, distributions and taxes..........................................  20

Share price.................................................................  21

Financial highlights........................................................  22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks as high a level of income exempt from federal income taxes as is consistent with prudent investing.

Principal investment strategies

Key investments The fund invests at least 80% of its net assets in "municipal securities," which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities. The interest on these securities is excluded from gross income for federal income tax purposes. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to federal taxation. The fund may invest in municipal securities of varying maturities, but typically focuses on municipal securities that have remaining maturities at the time of purchase of from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting indi-vidual securities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attrac-tiveness of various securities and sectors and to exploit opportunities in the municipal bond market
 . Considers the potential impact of supply/demand imbalances for obligations of different states, the yield available for securities with different maturi-ties and a security's maturity in light of the outlook for the issuer and its sector and interest rates
 . May trade between general obligation and revenue bonds and among various reve-nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio
 . Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features


National Portfolio

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 . Unfavorable legislation affects the tax-exempt status of municipal bonds
 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be subject to state income taxation.

Who may want to invest The fund may be an appropriate investment if you:

 . Are in a high federal tax bracket seeking income exempt from federal taxation . Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 . Are willing to accept the risks of municipal securities but are seeking to diversify your investment among issuers of different states


                                                       Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Returns for Class A Shares

                                  [BAR GRAPH]

                                  90    7.57%
                                  91    13.01%
                                  92    9.61%
                                  93    13.43%
                                  94    -5.83%
                                  95    18.9%
                                  96    3.68%
                                  97    10.58%
                                  98    5.64%
                                  99    -4.61%

                       Calendar years ended December 31

Quarterly returns:
Highest: 7.36% in 1st quarter 1995; Lowest: (4.96)% in 1st quarter 1994; Year to date: 4.48% through 6/30/00

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unman-aged index of municipal bonds, and the Lipper General Municipal Debt Funds Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge appli-cable to the class, redemption of shares at the end of the period, and rein-vestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

 Class          1 year  5 years 10 years Since inception Inception date
 A              (8.45)%  5.68%   6.50%        6.78%         8/20/86
 B              (9.18)%  5.84%    n/a         6.36%         11/7/94
 L              (6.95)%  5.70%    n/a         4.78%          1/5/93
 Lehman Index   (2.06)%  6.91%   6.89%        7.12%            *
 Lipper Average (4.64)%  5.77%   6.18%        6.39%            *

*Index comparison begins on August 31, 1986.

National Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)        Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                        4.00%    None   1.00%   None
Maximum deferred sales charge (load) (as a % of
the lower of net asset value at purchase or
redemption)                                        None*  4.50%   1.00%   None

                         Annual fund operating expenses

(expenses deducted from fund assets)   Class A Class B Class L Class Y**
Management fee                          0.45%   0.45%   0.45%    0.45%
Distribution and service (12b-1) fees   0.15%   0.65%   0.70%     None
Other expenses                          0.08%   0.08%   0.11%    0.08%
                                        -----   -----   -----    -----
Total annual fund operating expenses    0.68%   1.18%   1.26%    0.53%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%. **For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by Class A shares because prior to March 31, 2000, no Class Y shares were sold.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $467   $609    $764    $1,213
Class B (redemption at end of period)   $570   $675    $749    $1,293
Class B (no redemption)                 $120   $375    $649    $1,293
Class L (redemption at end of period)   $327   $496    $785    $1,607
Class L (no redemption)                 $227   $496    $785    $1,607
Class Y (with or without redemption)    $ 54   $170    $296    $  665

                                                       Smith Barney Mutual Funds

 More on the fund's investments

Municipal securities Municipal securities include debt obligations issued by certain governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securi-ties which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

Other debt securities The fund may invest up to 20% of its assets in debt secu-rities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:
 . To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
 . As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.

The fund may also invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures or inverse floaters used for hedging purposes if changes in their value do not correspond accurately to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining mar-kets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

National Portfolio

 Management

Manager The fund's investment adviser (the manager) is SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset manage-ment, banking and consumer finance, credit and charge cards, insurance, invest-ments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Peter M. Coffey, investment officer of SSB Citi Fund Management LLC and manag-ing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since November 1987. Mr. Coffey has 31 years of experience with the manager or its predecessors.

Management fees During the fiscal year ended March 31, 2000, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with Salomon Smith Barney Inc. to distribute the fund's shares.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.


                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:
 . A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 . The fund, but only if you are investing through certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50
Uniform Gift to Minors Accounts             $250       $15 million     $50

National Portfolio

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         4.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1.00% on    Up to 4.50% 1.00% if    None
                         purchases   charged     you redeem
                         of $500,000 when you    within 1
                         or more if  redeem      year of
                         you redeem  shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.15% of    0.65% of    0.70% of    None
service fees             average     average     average
                         daily net   daily net   daily net
                         assets      assets      assets
------------------------------------------------------------------------
Exchange privilege*      Class A     Class B     Class L     Class Y
                         shares      shares      shares      shares
                         of most     of most     of most     of most
                         Smith       Smith       Smith       Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering   Net amount
Amount of purchase               price  (%) invested (%)
Less than $25,000                   4.00        4.17
$25,000 but less than $50,000       3.50        3.63
$50,000 but less than $100,000      3.00        3.09
$100,000 but less than $250,000     2.50        2.56
$250,000 but less than $500,000     1.50        1.52
$500,000 or more                     -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or
 . by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .  Letter of intent - lets you purchase Class A shares of the fund and other
   Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

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10

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 . Employees of members of the NASD
 . Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st  2nd 3rd 4th 5th 6th through 8th
Deferred sales charge  4.5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares issued:     Shares issued:
At initial                              On reinvestment of Upon exchange from
purchase                                dividends and      another Smith Barney
                                        distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as
                                        dividends)

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

                                                       Smith Barney Mutual Funds

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney fund
 . Shares representing reinvested distributions and dividends
 . Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to deferred sales charge and then the shares in your account that have been held the longest.

If you have redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representa-tive.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 . On payments made through certain systematic withdrawal plans
 . For involuntary redemptions of small account balances
 . For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

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12

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
representative   If you do not provide the following information, your order will be rejected:
                 . Class of shares being bought
                 . Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

   Through the   Certain investors who are clients of the selling group are
   fund's sub-   eligible to buy shares directly from the fund.
      transfer
         agent

                 . Write the sub-transfer agent at the following address:
                      Smith Barney National Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699
                 . Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 . For more information, call the transfer agent at
                   1-800-451-2010.

                                                       Smith Barney Mutual Funds

     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative or the sub-transfer agent to transfer funds automati-
    investment   cally from a regular bank account, cash held in a Salomon
          plan   Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 . Amounts transferred should be at least: $25 monthly or $50 quarterly
                 . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the   . You may exchange shares only for shares of the same class of
 varying needs     another Smith Barney fund. Not all Smith Barney funds offer
 of both large     all classes.
     and small   . Not all Smith Barney funds may be offered in your state of
     investors     residence. Contact your Salomon Smith Barney Financial
                   Consultant, dealer representative or the transfer agent.

                 . You must meet the minimum investment amount for each fund
                   (except for systematic changes).
                 . If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.


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14

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------

  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------

       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

       By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                      Smith Barney National Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o PFPC Global Fund Services

                      P.O. Box 9699
                      Providence, RI 02490-9699

                 Your written request must provide the following:

                 . Your account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered

National Portfolio

  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-ments.
--------------------------------------------------------------------------------

     Automatic
          cash   You can arrange for the automatic redemption of a portion of
    withdrawal   your shares on a monthly or quarterly basis. To qualify you
         plans   must own shares of the fund with a value of at least $10,000 and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 . Your shares must not be represented by certificates . All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $10,000 of shares
 . Are sending signed share certificates or stock powers to the sub-transfer agent
 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions

National Portfolio

 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typi-cally in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain dis-tributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alterna-tively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or divi-dends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effec-tive until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction        Federal tax status
 Redemption or      Usually capital gain or loss;
 exchange of shares long-term only if shares owned
                    more than one year

 Long-term capital  Taxable gain
 gain distributions

 Short-term capital Ordinary income
 gain distributions

 Dividends          Excluded from gross income if from interest on tax-exempt
                    securities, otherwise ordinary income

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distribu-tions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circum-

National Portfolio
stances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years. Certain information reflects finan-cial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years.

 For a Class A share of beneficial interest outstanding throughout each year ended March 31:

                               2000(/1/) 1999(/1/)      1998      1997      1996
---------------------------------------------------------------------------------
 Net asset value,
 beginning of year         $  13.97      $  14.16   $  13.60  $  13.67  $  13.32
---------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income         0.74          0.74       0.79      0.81      0.81
 Net realized and
 unrealized gain (loss)       (1.03)         0.03       0.73     (0.09)     0.35
---------------------------------------------------------------------------------
 Total income (loss) from
 operations                   (0.29)         0.77       1.52      0.72      1.16
---------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.73)        (0.75)     (0.80)    (0.79)    (0.81)
 Net realized gains           (0.01)        (0.21)     (0.16)      --        --
---------------------------------------------------------------------------------
 Total distributions          (0.74)        (0.96)     (0.96)    (0.79)    (0.81)
---------------------------------------------------------------------------------
 Net asset value, end of
 year                      $  12.94      $  13.97   $  14.16  $  13.60  $  13.67
---------------------------------------------------------------------------------
 Total return                 (2.03)%        5.50%     11.47%     5.41%     8.83%
---------------------------------------------------------------------------------
 Net assets, end of year
 (000)                     $363,812      $404,498   $370,891  $351,395  $378,421
---------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      0.68%         0.66%      0.66%     0.70%     0.70%
 Net investment income         5.59          5.21       5.61      5.92      5.88
---------------------------------------------------------------------------------
 Portfolio turnover rate         68%           61%        87%       31%       27%
---------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

National Portfolio

 For a Class B share of beneficial interest outstanding throughout each year ended March 31:

                                2000(/1/)  1999(/1/)    1998     1997     1996
-------------------------------------------------------------------------------
 Net asset value, beginning of
 year                            $ 13.96    $ 14.16  $ 13.61  $ 13.67  $ 13.33
-------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income              0.67       0.67     0.70     0.74     0.73
 Net realized and unrealized
 gain (loss)                       (1.03)      0.02     0.74    (0.08)    0.35
-------------------------------------------------------------------------------
 Total income (loss) from
 operations                        (0.36)      0.69     1.44     0.66     1.08
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment income             (0.66)     (0.68)   (0.73)   (0.72)   (0.74)
 Net realized gains                (0.01)     (0.21)   (0.16)     --       --
-------------------------------------------------------------------------------
 Total distributions               (0.67)     (0.89)   (0.89)   (0.72)   (0.74)
-------------------------------------------------------------------------------
 Net asset value, end of year    $ 12.93    $ 13.96  $ 14.16  $ 13.61  $ 13.67
-------------------------------------------------------------------------------
 Total return                      (2.56)%     4.92%   10.80%    4.95%    8.26%
-------------------------------------------------------------------------------
 Net assets, end of year (000)   $42,872    $36,451  $20,313  $12,691  $11,605
-------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                           1.18%      1.16%    1.29%    1.20%    1.19%
 Net investment income              5.11       4.71     4.95     5.42     5.37
-------------------------------------------------------------------------------
 Portfolio turnover rate              68%        61%      87%      31%      27%
-------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

                                                       Smith Barney Mutual Funds

 For a Class L share of beneficial interest outstanding throughout each year ended March 31:

                           2000(/1/)  1999(/1/)(/2/)    1998     1997     1996
-------------------------------------------------------------------------------
 Net asset value,
 beginning of year          $ 13.97      $ 14.16     $ 13.59  $ 13.65  $ 13.32
-------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income         0.66         0.65        0.69     0.73     0.73
 Net realized and
 unrealized gain (loss)       (1.02)        0.02        0.74    (0.08)    0.34
-------------------------------------------------------------------------------
 Total income (loss) from
 operations                   (0.36)        0.67        1.43     0.65     1.07
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.65)       (0.65)      (0.70)   (0.71)   (0.74)
 Net realized gains           (0.01)       (0.21)      (0.16)      --       --
-------------------------------------------------------------------------------
 Total distributions          (0.66)       (0.86)      (0.86)   (0.71)   (0.74)
-------------------------------------------------------------------------------
 Net assets value, end of
 year                       $ 12.95      $ 13.97     $ 14.16  $ 13.59  $ 13.65
-------------------------------------------------------------------------------
 Total return                 (2.57)%       4.79%      10.71%    4.90%    8.13%
-------------------------------------------------------------------------------
 Net assets, end of year
 (000)                      $19,434      $18,528     $15,926  $14,901  $16,563
-------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      1.26%        1.24%       1.35%    1.27%    1.27%
 Net investment income         5.03         4.63        4.91     5.35     5.31
-------------------------------------------------------------------------------
 Portfolio turnover rate         68%          61%         87%      31%      27%
-------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) On June 12, 1998, the Class C shares were renamed Class L shares.

National Portfolio

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]


National Portfolio

An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-04395)

FD0663 7/00


[S B] Smith Barney
[M F] Mutual Funds
Your Serious Money. Professionally Managed.(SM)


P R O S P E C T U S


Limited Term
Portfolio

Class A, L and Y Shares
---------------------------------
July 28, 2000




The Securities and Exchange Commission has not approved or disapproved these securities as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Limited Term Portfolio

 Contents

Investments, risks and
performance..........................................   2

More on the fund's
investments..............................................   6

Management.......................................................
 ...........   7

Choosing a class of shares to
buy...........................................   8

Comparing the fund's
classes................................................   9

Sales
charges..........................................................
 .....  10

More about deferred sales
charges...........................................  11

Buying
shares...........................................................
 ....  12

Exchanging
shares...........................................................
13

Redeeming
shares...........................................................
 .  15

Other things to know about share
transactions...............................  17

Dividends, distributions and
taxes..........................................  19

Share
price............................................................
 .....  20

Financial
highlights.......................................................
 .  21

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith
Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks to pay its shareholders as high a level of income exempt from federal income taxes as is consistent with prudent investing.

Principal investment strategies

Key Investments The fund invests at least 80% of its net assets in "municipal securities," which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities. The interest on these securities is excluded from gross income for federal income tax purposes.
As a result, the interest on these securities normally is lower than it would be if the securities were subject to federal taxation. The fund normally invests in securities that have remaining maturities of 20 years or less and maintains an average effective maturity of between 3 and 10 years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting indi-vidual securities, the manager:
 .Uses fundamental credit analysis to estimate the relative value and attrac-
  tiveness of various securities and sectors and to exploit opportunities in the municipal bond market
 .Considers the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different states, the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates
 .May trade between general obligation and revenue bonds and among various reve-
  nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 .Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

Limited Term Portfolio

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Interest rates rise, causing the value of the fund's portfolio to decline
 .The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 .Municipal securities fall out of favor with investors. .Unfavorable legislation affects the tax-exempt status of municipal bonds
 .The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will generally be subject to state income taxation.

Who may want to invest The fund may be an appropriate investment if you:

 .Are a taxpayer in a high federal tax bracket seeking income exempt from fed-
  eral taxation
 .Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 .Are willing to accept the risks of municipal securities, but are seeking to diversify your investment among issuers of different states

                                                       Smith
Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Returns for Class A Shares

                        Calendar years ended December 31

 90      91      92      93      94      95       96      97
98      99
----    ----    ----    ----    ----    ----     ----    ----
----    ----

8.02%   9.17%   8.15%   9.43%  -1.43%   11.41%   3.68%   8.08%
5.68%  -3.05%

Quarterly returns:
Highest: 4.10% in 1st quarter 1995; Lowest: (2.91)% in 1st quarter 1994; Year to date: 2.5% through 6/30/00

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the
Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unman-aged index of municipal bonds, and the Lipper Intermediate Municipal Debt Funds
Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge appli-cable to the class, redemption of shares at the end of the period, and rein-vestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class           1 year   5 years 10 years Since inception
Inception date
 A              (4.99)%   4.62%    5.60%       5.78%
11/28/88
 L              (5.16)%   4.61%     n/a        4.26%
1/5/93
 Y              (2.92)%    n/a      n/a        1.85%
11/12/98
Lehman Index    (2.06)%   6.91%    6.89%       7.28%            *
Lipper Average  (1.68)%   5.59%    5.94%       6.23%            *

* Index comparison begins on November 30, 1988.

Limited Term Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)               Class A
Class L Class Y
Maximum sales charge (load) imposed on purchases (as a
% of offering price)                                     2.00%
1.00%    None
Maximum deferred sales charge (load) (as a % of the
lower of net asset value at purchase or redemption)      None*
1.00%    None
                         Annual fund operating expenses
(expenses deducted from fund assets)                    Class A
Class L Class Y
Management fee                                           0.50%
0.50%   0.50%
Distribution and service (12b-1) fees                    0.15%
0.35%    None
Other expenses                                           0.10%
0.13%   0.05%
                                                         -----
-----   -----
Total annual fund operating expenses                     0.75%
0.98%   0.55%
                                                         =====
=====   =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value
(without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10
years
Class A (with or without redemption)    $275   $435    $609
$1,112
Class L (redemption at end of period)   $299   $409    $636
$1,289
Class L (no redemption)                 $199   $409    $636
$1,289
Class Y (with or without redemption)    $ 56   $176    $307    $
689

                                                       Smith
Barney Mutual Funds

 More on the fund's investments

Municipal securities Municipal securities include debt obligations issued by certain governmental issuers such as Puerto Rico, the Virgin
Islands and Guam.
The municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates.

Other debt securities The fund may invest up to 20% of its assets in debt secu-rities which are issued or guaranteed by the full faith and credit of the U.S.
government. These securities will generally be subject to federal and state taxation. The fund may also invest in inverse floating rate securities.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates
 .As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities.
The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.

The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.
Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse float-ers can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures used for hedging purposes if changes in their value do not correspond accurately to changes in the value of the fund's holdings.
Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Limited Term Portfolio

 Management

Manager The fund's investment adviser is SSB Citi Fund Management LLC (succes-sor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc.
The manager's address is 388 Greenwich Street, New York, New York
10013. The
manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup busi-nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Peter M. Coffey, investment officer of SSB Citi Fund Management LLC and manag-ing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April
1994. Mr. Coffey has 31 years of experience with the manager or its predeces-sors.

Management fees During the fiscal year ended March 31, 2000, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with Salomon
Smith Barney
Inc. to distribute the fund's shares.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its
Class A and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

                                                       Smith
Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among three classes of shares: Classes A, L and Y.
Classes A and
L have different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying
Class A shares may
  help you reduce sales charges and ongoing expenses.
 .For Class L shares, more of your purchase amount (compared to Class A shares)
  will be immediately invested. This may help offset the higher expenses of
  Class L shares, but only if the fund performs well. Class L shares do not convert to Class A shares.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                               Initial
Additional
                                       Classes A, L   Class Y
All Classes
General                                   $1,000    $15 million
$50
Monthly Systematic Investment Plans        $25          n/a
$25
Quarterly Systematic Investment Plans      $50          n/a
$50
Uniform Gift to Minors Account             $250     $15 million
$50

Limited Term Portfolio

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class L        Class Y

Key features             . Initial     . Initial    . No ini-
                           sales         sales        tial or
                           charge        charge       deferred
                         . You may       is lower     sales
                           qualify       than         charge
                           for           Class A    . Must
                           reduction   . Deferred     invest
                           or            sales        at least
                           waiver        charge       $15 mil-
                           of ini-       for only     lion
                           tial          1 year     . Lower
                           sales       . Does not     annual
                           charge        convert      expenses
                         . Lower         to Class     than the
                           annual        A            other
                           expenses    . Higher       classes
                           than          annual
                           Class L       expenses
                                         than
                                         Class A
-----------------------------------------------------------------
---------------
Initial sales charge     Up to         1.00%        None
                         2.00%;
                         reduced
                         for large
                         purchases
                         and waived
                         for cer-
                         tain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000
                         or more
-----------------------------------------------------------------
---------------
Deferred sales charge                  1.00% if     None
                         1.00% on      you redeem
                         purchases     within 1
                         of            year of
                         $500,000      purchase
                         or more if
                         you redeem
                         within 1
                         year of
                         purchase

-----------------------------------------------------------------
---------------
Annual distribution      0.15% of      0.35% of     None
and service fees         average       average
                         daily net     daily net
                         assets        assets
-----------------------------------------------------------------
---------------
Exchange privilege*      Class A       Class L      Class Y
                         shares of     shares of    shares of
                         most Smith    most Smith   most Smith
                         Barney        Barney       Barney
                         funds         funds        funds
-----------------------------------------------------------------
---------------
*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                       Smith
Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                    Sales Charge as a % of
                    Offering  Net amount
Amount of purchase  price (%) invested (%)
Less than $500,000    2.00        2.04
$500,000 or more       -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-
 tain trustees and fiduciaries may be entitled to combine accounts in deter-
 mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Limited Term Portfolio

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .Clients of newly employed Salomon Smith Barney Financial
Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial
Consultant or dealer
  representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith
Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

                                                       Smith
Barney Mutual Funds

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:
 .On payments made through certain systematic withdrawal plans
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith Barney
Financial Con-
 Salomon Smith   sultant or dealer representative to open a
brokerage account
        Barney   and make arrangements to buy shares.
     Financial
representative   If you do not provide the following information,
your order
                 will be rejected
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your
brokerage account
                 no later than the third business day after you
place your
                 order. Salomon Smith Barney or your dealer
representative may
                 charge an annual account maintenance fee.
-----------------------------------------------------------------
---------------

   Through the   Certain other investors who are clients of the
selling group
   fund's sub-   are eligible to buy shares directly from the
fund.
      transfer
         agent

                 .Write the sub-transfer agent at the following address:
                      Smith Barney Limited Term Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.

Limited Term Portfolio

     Through a   You may authorize Salomon Smith Barney, your
dealer represen-
    systematic   tative or the sub-transfer agent to transfer
funds automati-
    investment   cally from a regular bank account, cash held in
a Salomon
          plan   Smith Barney brokerage account or Smith Barney
money market
                 fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25
monthly or $50
                   quarterly
                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-
                   tative or the sub-transfer agent may charge you a fee

                 For more information, contact your Salomon Smith
Barney
                 Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney
Financial Con-
      offers a   sultant or dealer representative to exchange
into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of
the Smith
     family of   Barney fund you are exchanging into. An exchange
is a taxable
         funds   transaction.
   tailored to
 help meet the   .You may exchange shares only for shares of the
same class of
 varying needs     another Smith Barney fund. Not all Smith
Barney funds offer
 of both large     all classes
     and small   .Not all Smith Barney funds may be offered in
your state of
     investors     residence. Contact your Salomon Smith Barney
Financial
                   Consultant, dealer representative or the
transfer agent.

                 .You must meet the minimum investment amount for each fund
                   (except for systematic changes).
                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of
                   certificates) before the exchange is
effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of
exchanges


                                                       Smith
Barney Mutual Funds

     Waiver of   Your shares will not be subject to an initial
sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will
continue to be mea-
                 sured from the date of your original purchase.
If the fund
                 you exchange into has a higher deferred sales
charge, you
                 will be subject to that charge. If you exchange
at any time
                 into a fund with a lower charge, the sales
charge will not be
                 reduced.
-----------------------------------------------------------------
---------------

  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent.
You must com-
                 plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the
                 New York Stock Exchange is open. Call the transfer agent at
                 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
(Eastern
                 time).

                 You can make telephone exchanges only between
accounts that
                 have identical registrations.
-----------------------------------------------------------------
---------------

       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-
                 fer agent at the address on the following page.


Limited Term Portfolio

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial
Consultant or
                 dealer representative to redeem shares of the
fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-
                 tion proceeds will not be sent to you until your original
                 check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage
account, your
                 redemption proceeds will be placed in your
account and not
                 reinvested without your specific instruction. In
other cases,
                 unless you direct otherwise, your redemption
proceeds will be
                 paid by check mailed to your address of record.
-----------------------------------------------------------------
---------------

       By mail   For accounts held directly at the fund, send
written requests
                 to the sub-transfer agent at the following
address:
                      Smith Barney Limited Term Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02490-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

                                                       Smith
Barney Mutual Funds

  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an
authorization form to
                 authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York
Stock
                 Exchange is open. Call the transfer agent at 1-
800-451-2010
                 between 9:00 a.m. and 4:00 p.m. (Eastern time).


                 Your redemption proceeds can be sent by check to
your address
                 of record or by wire transfer to a bank account
designated on
                 your authorization form. You must submit a new
authorization
                 form to change the bank account designated to
receive wire
                 transfers and you may be asked to provide
certain other docu-
                 ments.
-----------------------------------------------------------------
---------------

     Automatic
          cash   You can arrange for the automatic redemption of
a portion of
    withdrawal   your shares on a monthly or quarterly basis. To
qualify you
         plans   must own shares of the fund with a value of at
least $10,000
                 and each automatic redemption must be at least
$50. If your
                 shares are subject to a deferred sales charge,
the sales
                 charge will be waived if your automatic payments
do not
                 exceed 1% per month of the value of your shares
subject to a
                 deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by
certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith
Barney
                 Financial Consultant or dealer representative or consult the
                 SAI.

Limited Term Portfolio

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed
 .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the sub-transfer agent
 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s) .Are transferring the redemption proceeds to an account with a different regis-
  tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

                                                       Smith
Barney Mutual Funds

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Limited Term Portfolio

 Dividends, distributions and taxes

Dividends The fund pays dividends each month from its net investment income.
The fund generally makes capital gain distributions, if any, once a year, typi-cally in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain dis-tributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alterna-tively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or divi-dends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effec-tive until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction             Federal tax status
Redemption or exchange  Usually capital
of shares               gain or loss; long-term only
                        if shares owned
                        more than one year
Long-term capital       Taxable gain
gain distributions
Short-term capital      Ordinary income
gain distributions
Dividends               Excluded from gross
                        income if from interest
                        on tax-exempt
                        securities, otherwise
                        ordinary income

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distribu-tions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of

                                                       Smith
Barney Mutual Funds
shares during the previous year. If you do not provide the fund with your cor-rect taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m.,
Eastern time).

Generally, the fund's investments are valued by an independent pricing service.
If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the New York Stock
Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Limited Term Portfolio

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share.
Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent audi-tors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class A share of beneficial interest outstanding throughout each year ended March 31:

                                 2000(/1/)  1999(/1/)    1998
1997    1996
-----------------------------------------------------------------
-------------
 Net asset value, beginning of
 year                             $ 6.78     $ 6.76    $ 6.54  $
6.61  $ 6.54
-----------------------------------------------------------------
-------------
 Income (loss) from operations:
 Net investment income              0.32       0.32      0.34
0.34    0.36
 Net realized and unrealized
 gain (loss)                       (0.42)      0.03      0.22
(0.06)   0.07
-----------------------------------------------------------------
-------------
 Total income (loss) from
 operations                        (0.10)      0.35      0.56
0.28    0.43
-----------------------------------------------------------------
-------------
 Less distributions from:
 Net investment income             (0.32)     (0.33)    (0.34)
(0.35)  (0.36)
 In excess of net investment
 income                              --       (0.00)*     --
--      --
-----------------------------------------------------------------
-------------
 Total distributions               (0.32)     (0.33)    (0.34)
(0.35)  (0.36)
-----------------------------------------------------------------
-------------
 Net asset value, end of year     $ 6.36     $ 6.78     $6.76  $
6.54  $ 6.61
-----------------------------------------------------------------
-------------
 Total return                      (1.46)%     5.29%     8.66%
4.30%   6.65%
-----------------------------------------------------------------
-------------
 Net assets, end of year
 (millions)                       $  236     $  311    $  257  $
260  $  278
-----------------------------------------------------------------
-------------
 Ratios to average net assets:
 Expenses(/2/)                      0.75%      0.72%     0.74%
0.75%   0.75%
 Net investment income              4.97       4.72      5.14
5.16    5.43
-----------------------------------------------------------------
-------------
 Portfolio turnover rate             108%        52%       58%
46%     26%
-----------------------------------------------------------------
-------------

(/1/) Per share amounts have been calculated using the monthly average shares method.
(/2/) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed \\0\\.\\85\\%.
* Amount represents less than $0.01.

                                                       Smith
Barney Mutual Funds

 For a Class L share of beneficial interest outstanding throughout each year ended March 31:

                           2000(/1/)  1999(/1/)(/2/)     1998
1997      1996
-----------------------------------------------------------------
-----------------
 Net asset value,
 beginning of year          $  6.79      $  6.76     $   6.54  $
6.61  $   6.54
-----------------------------------------------------------------
-----------------
 Income (loss) from
 operations:
 Net investment income         0.31         0.31         0.33
0.33      0.35
 Net realized and
 unrealized gain (loss)       (0.43)        0.03         0.21
(0.06)     0.06
-----------------------------------------------------------------
-----------------
 Total income (loss) from
 operations                   (0.12)        0.34         0.54
0.27      0.41
-----------------------------------------------------------------
-----------------
 Less distributions from:
 Net investment income        (0.30)       (0.31)       (0.32)
(0.34)    (0.34)
 In excess of net
 investment income              --         (0.00)*        --
--        --
-----------------------------------------------------------------
-----------------
 Total distributions          (0.30)       (0.31)       (0.32)
(0.34)    (0.34)
-----------------------------------------------------------------
-----------------
 Net asset value, end of
 year                       $  6.37      $  6.79     $   6.76  $
6.54  $   6.61
-----------------------------------------------------------------
-----------------
 Total return                 (1.69)%       5.04%        8.36%
4.10%     6.45%
-----------------------------------------------------------------
-----------------
 Net assets, end of year
 (000)                      $33,113      $41,844     $ 31,133  $
28,325  $ 28,824
-----------------------------------------------------------------
-----------------
 Ratios to average net
 assets:
 Expenses(/3/)                 0.98%        0.94%        0.99%
0.97%     0.96%
 Net investment income         4.74         4.50         4.89
4.94      5.22
-----------------------------------------------------------------
-----------------
 Portfolio turnover rate        108%          52%          58%
46%       26%
-----------------------------------------------------------------
-----------------

(/1/) Per share amounts have been calculated using the monthly average shares method.
(/2/) On June 12, 1998, Class C shares were renamed Class L shares.
(/3/) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.05%.
* Amount represents less than $0.01.

Limited Term Portfolio

 For a Class Y share of beneficial interest outstanding throughout the period ended March 31:

                                       2000(/1/)  1999(/1/)(/2/)
----------------------------------------------------------------
 Net asset value, beginning of period   $  6.78      $   6.82
----------------------------------------------------------------
 Income (loss) from operations:
 Net investment income                     0.33          0.12
 Net realized and unrealized loss         (0.42)        (0.02)
----------------------------------------------------------------
 Total income (loss) from operations      (0.09)         0.10
----------------------------------------------------------------
 Less distributions from:
 Net investment income                    (0.33)        (0.14)
 In excess of net investment income         --          (0.00)*
----------------------------------------------------------------
 Total distributions                      (0.33)        (0.14)
----------------------------------------------------------------
 Net asset value, end of period         $  6.36      $   6.78
----------------------------------------------------------------
 Total return                             (1.31)%        1.46%++
----------------------------------------------------------------
 Net assets, end of period (000)        $12,843      $ 45,408
----------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/3/)                             0.55%         0.53%+
 Net investment income                     5.09          4.65+
----------------------------------------------------------------
 Portfolio turnover rate                    108%           52%
----------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.
(/2/) For the period November 12, 1998 (inception date) to March
31, 1999.
(/3/) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70%.
*   Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

                                                       Smith
Barney Mutual Funds

SalomonSmithBarney
                                                    -------------
---------------
                                                    A member of
citigroup [LOGO]

Limited Term Portfolio

An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial
Consultant, dealer
representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon
Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney
Mutual Funds, 388
Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference
Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090.
Re-ports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's
Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney
Inc.

(Investment Company Act file
no. 811-04395)
FD0664 7/00

[SMITH BARNEY MUTUAL FUNDS LOGO]

Your Serious Money. Professionally Managed.(SM)


P R O S P E C T U S


Georgia Portfolio

Class A, B, L and Y Shares
--------------------------
July 28, 2000





The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                      (This page intentionally left blank)

GEORGIA PORTFOLIO

                        CONTENTS

Investments, risks and performance.........................    2

More on the fund's investments.............................    8

Management.................................................   10

Choosing a class of shares to buy..........................   11

Comparing the fund's classes...............................   12

Sales charges..............................................   13

More about deferred sales charges..........................   16

Buying shares..............................................   17

Exchanging shares..........................................   18

Redeeming shares...........................................   20

Other things to know about share transactions..............   22

Dividends, distributions and taxes.........................   24

Share price................................................   25

Financial highlights.......................................   26

YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                     Smith Barney Mutual Funds 1

   INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The fund seeks as high a level of income exempt from federal income taxes and Georgia personal income taxes as is consistent with prudent investing.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests at least 80% of its net assets in municipal securities and at least 65% of its net assets in Georgia municipal securities. Georgia municipal securities include securities issued by the State of Georgia and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from Georgia state personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase of from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

- Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates


2 Georgia Portfolio

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

- Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- Georgia municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Georgia municipal issuers

- Unfavorable legislation affects the tax-exempt status of municipal bonds

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal and Georgia state taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than Georgia.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST  The fund may be an appropriate investment if you:


- Are a Georgia taxpayer in a high federal tax bracket seeking income exempt from federal income taxes and Georgia personal income taxes


- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

                                                     Smith Barney Mutual Funds 3

RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 5 full calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                          TOTAL RETURN: CLASS A SHARES

[RISK RETURN BAR CHART IN PRINTABLE GRAPHIC]

95                                               96                     97                     98                     99
--                                               --                     --                     --                     --
21.99                                           3.98                  12.67                   5.66                  -5.78

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS:


Highest: 8.52% in 1st quarter 1995; Lowest: (2.95)% in 2nd quarter 1999; Year to date: (1.48)% through 6/30/00



4 Georgia Portfolio

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds, and the Lipper Georgia Municipal Debt Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 1999



      CLASS        1 YEAR    5 YEARS   10 YEARS   SINCE INCEPTION   INCEPTION DATE
        A           (9.52)%  6.43%      n/a         5.19%             4/4/94
        B          (10.27)%  6.61%      n/a         5.06%            6/15/94
        L           (8.21)%  6.50%      n/a         5.09%            4/14/94
   Lehman Index     (2.06)%  6.91%      n/a         5.98%               *
  Lipper Average    (4.51)%  5.77%      n/a         4.93%               *


*Index comparison begins on April 30, 1994.


                                                     Smith Barney Mutual Funds 5

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                SHAREHOLDER FEES

  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A   CLASS B   CLASS L   CLASS Y
  Maximum sales charge (load) imposed on
  purchases (as a % of offering price)       4.00%      None     1.00%      None

  Maximum deferred sales charge (load) (as
  a % of the lower of net asset value at
  purchase or redemption)                    None*     4.50%     1.00%      None

                         ANNUAL FUND OPERATING EXPENSES


  (EXPENSES DEDUCTED FROM ASSETS)  CLASS A   CLASS B   CLASS L   CLASS Y**
  Management fee                   0.45%     0.45%     0.45%      0.45%

  Distribution and service
    (12b-1) fees                   0.15%     0.65%     0.70%      None
  Other expenses                   0.08%     0.20%     0.18%      0.18%
                                    =====     =====     =====      =====

  Total annual fund operating
    expenses                       0.68%     1.30%     1.33%      0.63%


*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


**For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by Class A shares because prior to March 31, 2000, no Class Y shares were sold.


The manager may change or eliminate these expense limits at any time. The manager may also seek reimbursement of waived management fees at a later date.


6 Georgia Portfolio

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
  Class A (with or without
  redemption)                         $467     $609      $764      $1,213

  Class B (redemption at end of
  period)                             $582     $712      $813      $1,397
  Class B (no redemption)             $132     $412      $713      $1,397

  Class L (redemption at end of
  period)                             $334     $517      $821      $1,685
  Class L (no redemption)             $234     $517      $821      $1,685

  Class Y (with or without
  redemption)                         $ 64     $202      $351      $  786



                                                     Smith Barney Mutual Funds 7

   MORE ON THE FUND'S INVESTMENTS

GEORGIA MUNICIPAL SECURITIES Georgia municipal securities include debt obligations issued by certain non-Georgia governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax and Georgia personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Georgia municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.


OTHER DEBT SECURITIES The fund may invest up to 35% of its assets in municipal securities of non-Georgia issuers. These securities will generally be exempt from federal, but not Georgia income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will be subject to federal taxation and may be subject to state taxation.


DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates

- As a substitute for buying or selling securities


A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.



8 Georgia Portfolio

The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures or inverse floaters used for hedging purposes if changes in their value do not correspond accurately to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


                                                     Smith Barney Mutual Funds 9

   MANAGEMENT


MANAGER The fund's investment adviser (the manager) is SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.



Peter M. Coffey, investment officer of SSB Citi Fund Management LLC and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1994. Mr. Coffey has 31 years of experience with the manager or its predecessors.



MANAGEMENT FEES During the fiscal year ended March 31, 2000, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.



DISTRIBUTOR The fund has entered into an agreement with Salomon Smith Barney Inc. to distribute the fund's shares.



DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.



TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.



10 Georgia Portfolio

   CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

- A Salomon Smith Barney Financial Consultant

- An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

- The fund, but only if you are investing through certain dealer representatives

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                                  INITIAL              ADDITIONAL
                                       CLASSES A, B, L     CLASS Y     ALL CLASSES
  General                                $1,000          $15 million       $50

  Monthly Systematic Investment Plans     $25                    n/a       $25
  Quarterly Systematic Investment
  Plans                                   $50                    n/a       $50

  Uniform Gift to Minors Accounts         $250           $15 million       $50



                                                    Smith Barney Mutual Funds 11

   COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.


                            CLASS A           CLASS B           CLASS L           CLASS Y
KEY FEATURES            - Initial sales   - No initial      - Initial sales   - No initial or
                          charge            sales charge      charge is         deferred
                        - You may         - Deferred          lower than        sales charge
                          qualify for     sales charge        Class A         - Must invest
                          reduction or      declines over   - Deferred        at least $15
                          waiver of         time            sales charge        million
                          initial sales   - Converts to       for only 1      - Lower annual
                          charge            Class A after     year              expenses than
                        - Lower annual      8 years         - Does not          the other
                          expenses than   - Higher annual     convert to        classes
                          Class B and       expenses than     Class A
                          Class L           Class A         - Higher annual
                                                              expenses than
                                                              Class A
---------------------------------------------------------------------------------------------
INITIAL SALES CHARGE    Up to 4.00%;      None              1.00%             None
                        reduced for
                        large purchases
                        and waived for
                        certain
                        investors. No
                        charge for
                        purchases of
                        $500,000 or
                        more
---------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE   1.00% on          Up to 4.50%       1.00% if you      None
                        purchases of      charged when      redeem within 1
                        $500,000 or       you redeem        year of
                        more if you       shares. The       purchase
                        redeem within 1   charge is
                        year of           reduced over
                        purchase          time and there
                                          is no deferred
                                          sales charge
                                          after 6 years
---------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION     0.15% of          0.65% of          0.70% of          None
AND SERVICE FEES        average daily     average daily     average daily
                        net assets        net assets        net assets
---------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*     Class A shares    Class B shares    Class L shares    Class Y shares
                        of most Smith     of most Smith     of most Smith     of most Smith
                        Barney funds      Barney funds      Barney funds      Barney funds
---------------------------------------------------------------------------------------------


*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


12 Georgia Portfolio

   SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                            SALES CHARGE AS A % OF
                                       OFFERING              NET AMOUNT
          AMOUNT OF PURCHASE           PRICE (%)            INVESTED (%)
  Less than $25,000                     4.00                  4.17
  $25,000 but less than $50,000         3.50                  3.63
  $50,000 but less than $100,000        3.00                  3.09
  $100,000 but less than $250,000       2.50                  2.56
  $250,000 but less than $500,000       1.50                  1.52
  $500,000 or more                      0.00                  0.00

INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

- Accumulation privilege - lets you combine the current value of Class A shares owned

  - by you, or

  - by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

- Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.


                                                    Smith Barney Mutual Funds 13

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

- Employees of members of the NASD

- Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about the additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

    YEAR AFTER PURCHASE     1ST   2ND   3RD   4TH   5TH   6TH THROUGH 8TH
  Deferred sales charge     4.5%   4%    3%    2%    1%          0%

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


                         Shares issued: On      Shares issued: Upon
                         reinvestment           exchange from another
  Shares issued: At      of dividends and       Smith Barney fund
  initial purchase       distributions

  Eight years after the  In same proportion     On the date the
  date of purchase       as the number of       shares originally
                         Class B shares         acquired would have
                         converting is to       converted into Class
                         total Class B          A shares
                         shares you own
                         (excluding shares
                         issued as dividends)



14 Georgia Portfolio

CLASS L SHARES


You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.


CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


                                                    Smith Barney Mutual Funds 15

   MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge


Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


16 Georgia Portfolio

   BUYING SHARES



           Through a   You should contact your Salomon Smith Barney
       Salomon Smith   Financial Consultant or dealer representative to
    Barney Financial   open a brokerage account and make arrangements
      representative   to buy shares.
                       If you do not provide the following information,
                       your order will be rejected:
                       - Class of shares being bought
                       - Dollar amount or number of shares being bought
                       You should pay for your shares through your
                       brokerage account no later than the third
                       business day after you place your order. Salomon
                       Smith Barney or your dealer representative may
                       charge an annual account maintenance fee.
-----------------------------------------------------------------------
         Through the   Certain investors who are clients of the selling
 fund's sub-transfer   group are eligible to buy shares directly from
               agent   the fund.
                       - Write the sub-transfer agent at the following
                       address:
                       SMITH BARNEY GEORGIA PORTFOLIO
                           SMITH BARNEY MUNI FUNDS
                           (SPECIFY CLASS OF SHARES)
                           C/O PFPC GLOBAL FUND SERVICES
                           P.O. BOX 9699
                           PROVIDENCE, RI 02940-9699
                       - Enclose a check made payable to the fund to
                       pay for the shares. For initial purchases,
                         complete and send an account application.
                       - For more information, call the transfer agent
                       at 1-800-451-2010.
-----------------------------------------------------------------------
           Through a   You may authorize Salomon Smith Barney, your
          systematic   dealer representative or the sub-transfer agent
     investment plan   to transfer funds automatically from a regular
                       bank account, cash held in a Salomon Smith
                       Barney brokerage account or Smith Barney money
                       market fund to buy shares on a regular basis.
                       - Amounts transferred should be at least: $25
                       monthly or $50 quarterly
                       - If you do not have sufficient funds in your
                       account on a transfer date, Salomon Smith
                         Barney, your dealer representative or the
                         sub-transfer agent may charge you a fee
                       For more information, contact your Salomon Smith
                       Barney Financial Consultant, dealer
                       representative or the transfer agent or consult
                       the SAI.



                                                    Smith Barney Mutual Funds 17

   EXCHANGING SHARES


 Smith Barney offers   You should contact your Salomon Smith Barney
       a distinctive   Financial Consultant or dealer representative
     family of funds   to exchange into other Smith Barney funds. Be
    tailored to help   sure to read the prospectus of the Smith
    meet the varying   Barney fund you are exchanging into. An
       needs of both   exchange is a taxable transaction.
     large and small
           investors   - You may exchange shares only for shares of
                       the same class of another Smith Barney fund.
                         Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                       in your state of residence. Contact your
                         Salomon Smith Barney Financial Consultant,
                         dealer representative or the transfer
                         agent.
                       - You must meet the minimum investment amount
                         for each fund (except for systematic
                         changes).
                       - If you hold share certificates, the
                       sub-transfer agent must receive the
                         certificates endorsed for transfer or with
                         signed stock powers (documents transferring
                         ownership of certificates) before the
                         exchange is effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
           Waiver of   Your shares will not be subject to an initial
          additional   sales charge at the time of the exchange.
       sales charges
                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase. If the fund you exchange
                       into has a higher deferred sales charge, you
                       will be subject to that charge. If you
                       exchange at any time into a fund with a lower
                       charge, the sales charge will not be reduced.
--------------------------------------------------------------------



18 Georgia Portfolio


        By telephone   If you do not have a brokerage account, you
                       may be eligible to exchange shares through
                       the transfer agent. You must complete an
                       authorization form to authorize telephone
                       transfers. If eligible, you may make
                       telephone exchanges on any day the New York
                       Stock Exchange is open. Call the transfer
                       agent at 1-800-451-2010 between 9:00 a.m. and
                       4:00 p.m. (Eastern time).
                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have a Salomon Smith Barney
                       brokerage account, contact your dealer
                       representative or write to the sub-transfer
                       agent at the address on the following page.



                                                    Smith Barney Mutual Funds 19

   REDEEMING SHARES


           Generally   Contact your Salomon Smith Barney Financial
                       Consultant or dealer representative to redeem
                       shares of the fund.
                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer or with
                       signed stock powers before the redemption is
                       effective.
                       If the shares are held by a fiduciary or
                       corporation, other documents may be required.
                       Your redemption proceeds will be sent within
                       three business days after your request is
                       received in good order. However, if you
                       recently purchased your shares by check, your
                       redemption proceeds will not be sent to you
                       until your original check clears, which may
                       take up to 15 days.
                       If you have a Salomon Smith Barney brokerage
                       account, your redemption proceeds will be
                       placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the sub-transfer agent at
                       the following address:
                       SMITH BARNEY GEORGIA PORTFOLIO
                            SMITH BARNEY MUNI FUNDS
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, RI 02490-9699
                       Your written request must provide the
                       following:
                       - Your account number
                       - The class of shares and the dollar amount
                       or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                       account is registered
--------------------------------------------------------------------



20 Georgia Portfolio


        By telephone   If you do not have a brokerage account, you
                       may be eligible to redeem shares in amounts
                       up to $10,000 per day through the transfer
                       agent. You must complete an authorization
                       form to authorize telephone redemptions. If
                       eligible, you may request redemptions by
                       telephone on any day the New York Stock
                       Exchange is open. Call the transfer agent at
                       1-800-451-2010 between 9:00 a.m. and 4:00
                       p.m. (Eastern time).
                       Your redemption proceeds can be sent by check
                       to your address of record or by wire transfer
                       to a bank account designated on your
                       authorization form. You must submit a new
                       authorization form to change the bank account
                       designated to receive wire transfers and you
                       may be asked to provide certain other
                       documents.
--------------------------------------------------------------------
           Automatic   You can arrange for the automatic redemption
                cash   of a portion of your shares on a monthly or
          withdrawal   quarterly basis. To qualify you must own
               plans   shares of the fund with a value of at least
                       $10,000 and each automatic redemption must be
                       at least $50. If your shares are subject to a
                       deferred sales charge, the sales charge will
                       be waived if your automatic payments do not
                       exceed 1% per month of the value of your
                       shares subject to a deferred sales charge.
                       The following conditions apply:
                       - Your shares must not be represented by
                         certificates
                       - All dividends and distributions must be
                         reinvested
                       For more information, contact your Salomon
                       Smith Barney Financial Consultant or dealer
                       representative or consult the SAI.



                                                    Smith Barney Mutual Funds 21

   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

- Are redeeming over $10,000 of shares


- Are sending signed share certificates or stock powers to the sub-transfer agent



- Instruct the sub-transfer agent to mail the check to an address different from the one on your account


- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions


22 Georgia Portfolio

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.


SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



                                                    Smith Barney Mutual Funds 23

   DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.


        TRANSACTION            FEDERAL TAX STATUS        GEORGIA TAX STATUS

  Redemption or exchange    Usually capital gain or   Usually capital gain or
    of shares               loss; long-term only if   loss
                            shares owned more than
                            one year
  Long-term capital gain    Taxable gain              Taxable gain
    distributions

  Short-term capital gain   Ordinary income           Ordinary income
    distributions
  Dividends                 Excluded from gross       Exempt from personal
                            income if from interest   income taxes if from
                            on tax-exempt             interest on Georgia
                            securities, otherwise     municipal securities,
                            ordinary income           otherwise ordinary
                                                      income


Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.


24 Georgia Portfolio

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

   SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


                                                    Smith Barney Mutual Funds 25

   FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years.


             FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                      2000(1)   1999(1)    1998      1997      1996
-------------------------------------------------------------------------------------
Net asset value,
 beginning of year                    $ 13.43   $ 13.43   $ 12.48   $ 12.50   $12.10
-------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(2)                0.65      0.62      0.67      0.69     0.70
 Net realized and unrealized gain
   (loss)                               (1.06)     0.12      1.03      0.04     0.45
-------------------------------------------------------------------------------------
Total income (loss) from operations     (0.41)     0.74      1.70      0.73     1.15
-------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                  (0.62)    (0.62)    (0.67)    (0.67)   (0.70)
 In excess of net investment income        --     (0.03)       --        --       --
 Net realized gains                        --     (0.09)    (0.08)    (0.08)   (0.05)
-------------------------------------------------------------------------------------
Total distributions                     (0.62)    (0.74)    (0.75)    (0.75)   (0.75)
-------------------------------------------------------------------------------------
Net asset value, end of year          $ 12.40   $ 13.43   $ 13.43   $ 12.48   $12.50
-------------------------------------------------------------------------------------
Total return                            (2.97)%    5.61%    13.85%     5.95%    9.67%
-------------------------------------------------------------------------------------
Net assets, end of year (000)         $43,100   $34,680   $20,502   $14,495   $9,744
-------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(2)(3)                          0.68%     0.64%     0.50%     0.48%    0.38%
 Net investment income                   4.74      4.63      5.10      5.49     5.57
-------------------------------------------------------------------------------------
Portfolio turnover rate                    98%       48%       36%       81%      63%
-------------------------------------------------------------------------------------



(1) Per share amounts have been calculated using monthly average shares method.
(2) The manager has waived all or a portion of its fees for the years ended March 31, 1999, 1998, 1997 and 1996. In addition, the manager reimbursed expenses of $56,755 for the year ended March 31, 1996. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:



                                                                  EXPENSE RATIOS
                                NET INVESTMENT INCOME PER   WITHOUT FEE WAIVERS AND/OR
                                     SHARE DECREASES        EXPENSE REIMBURSEMENTS(4)
                                1999   1998   1997   1996   1999   1998   1997   1996
    ------------------------------------------------------  --------------------------
    Class A                     $0.01  $0.04  $0.04  $0.11  0.74%  0.83%  0.90%  1.23%
    ------------------------------------------------------  -------------------------




(3) As a result of voluntary expense limitations, expense ratios will not exceed 0.80% for Class A shares.



26 Georgia Portfolio

             FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                       2000(1)   1999(1)    1998      1997     1996
------------------------------------------------------------------------------------
Net asset value, beginning of year     $13.42    $13.43    $ 12.47   $12.50   $12.11
------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income(2)                0.56      0.56       0.61     0.62     0.64
 Net realized and unrealized
   gain (loss)                          (1.03)     0.10       1.03     0.04     0.45
------------------------------------------------------------------------------------
Total income (loss) from operations     (0.47)     0.66       1.64     0.66     1.09
------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                  (0.55)    (0.55)     (0.60)   (0.61)   (0.65)
 In excess of net investment income        --     (0.03)        --       --       --
 Net realized gains                        --     (0.09)     (0.08)   (0.08)   (0.05)
------------------------------------------------------------------------------------
Total distributions                     (0.55)    (0.67)     (0.68)   (0.69)   (0.70)
------------------------------------------------------------------------------------
Net asset value, end of year           $12.40    $13.42    $ 13.43   $12.47   $12.50
------------------------------------------------------------------------------------
Total return                            (3.45)%    4.99%     13.39%    5.33%    9.08%
------------------------------------------------------------------------------------
Net assets, end of year (000)          $11,503   $13,633   $10,712   $7,354   $5,461
------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(2)(3)                          1.30%     1.15%      1.02%    1.00%    0.92%
 Net investment income                   4.47      4.12       4.58     4.97     5.20
------------------------------------------------------------------------------------
Portfolio turnover rate                    98%       48%        36%      81%      63%
------------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived all or a portion of its fees for the years ended March 31, 1999, 1998, 1997 and 1996. In addition, the manager reimbursed expenses of $56,755 for the year ended March 31, 1996. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:



                                                                          EXPENSE RATIOS
                             NET INVESTMENT INCOME PER SHARE        WITHOUT FEE WAIVERS AND/OR
                                        DECREASES                     EXPENSE REIMBURSEMENTS
                             1999     1998     1997     1996     1999     1998     1997     1996
    ---------------------------------------------------------    --------------------------------
    Class B                  $0.02    $0.04    $0.05    $0.10    1.26%    1.35%    1.42%    1.77%
    ---------------------------------------------------------    ----------------------------




(3)  As a result of voluntary expense limitations, expense ratios will not exceed 1.30% for Class B shares.



                                                    Smith Barney Mutual Funds 27

             FOR A CLASS L SHARE OF BENEFICIAL INTEREST OUTSTANDING

                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                   2000(1)   1999(1)(2)    1998     1997     1996
-----------------------------------------------------------------------------------
Net asset value,
  beginning of year                $13.41      $13.41     $12.46   $12.49   $12.09
-----------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(3)           0.56        0.55       0.60     0.62     0.63
  Net realized and unrealized
    gain (loss)                     (1.04)       0.12       1.02     0.03     0.46
-----------------------------------------------------------------------------------
Total income (loss) from
  operations                        (0.48)       0.67       1.62     0.65     1.09
-----------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (0.54)      (0.55)     (0.59)   (0.60)   (0.64)
  In excess of net investment
    income                             --       (0.03)        --       --       --
  Net realized gains                   --       (0.09)     (0.08)   (0.08)   (0.05)
-----------------------------------------------------------------------------------
Total distributions                 (0.54)      (0.67)     (0.67)   (0.68)   (0.69)
-----------------------------------------------------------------------------------
Net assets value, end of year      $12.39      $13.41     $13.41   $12.46   $12.49
-----------------------------------------------------------------------------------
Total return                        (3.51)%      5.01%     13.23%    5.28%    9.12%
-----------------------------------------------------------------------------------
Net assets, end of year (000)      $5,893      $7,304     $4,641   $3,221   $2,914
Ratios to average net assets:
  Expenses(3)(4)                     1.33%       1.20%      1.06%    1.04%    0.97%
  Net investment income              4.44        4.07       4.54     4.93     5.18
-----------------------------------------------------------------------------------
Portfolio turnover rate                98%         48%        36%      81%      63%
-----------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) On June 12, 1998, the Class C shares were renamed Class L shares.
(3) The manager has waived all or a portion of its fees for the years ended March 31, 1999, 1998, 1997 and 1996. In addition, the manager reimbursed expenses of $56,755 for the year ended March 31,1996. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:



                                                                          EXPENSE RATIOS
                             NET INVESTMENT INCOME PER SHARE        WITHOUT FEE WAIVERS AND/OR
                                        DECREASES                     EXPENSE REIMBURSEMENTS
                             1999     1998     1997     1996     1999     1998     1997     1996
    ---------------------------------------------------------    --------------------------------
    Class L                  $0.02    $0.04    $0.05    $0.10    1.31%    1.39%    1.46%    1.82%
    ---------------------------------------------------------    ----------------------------




(4)  As a result of voluntary expense limitations, expense ratios will not exceed 1.35% for Class L shares.



28 Georgia Portfolio

                                                     [SALOMON SMITH BARNEY LOGO]

GEORGIA PORTFOLIO

An investment portfolio of Smith Barney Muni Funds

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at WWW.SMITHBARNEY.COM


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


(Investment Company Act
file no. 811-04395)
FD0771 7/00

[SMITH BARNEY MUTUAL FUNDS LOGO]

Your Serious Money. Professionally Managed.(SM)

PROSPECTUS

FLORIDA PORTFOLIO

CLASS A, B, L AND Y SHARES
----------------------------------
JULY 28, 2000





The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                      (This page intentionally left blank)

FLORIDA PORTFOLIO

                        CONTENTS

Investments, risks and performance.........................    2

More on the fund's investments.............................    7

Management.................................................    9

Choosing a class of shares to buy..........................   10

Comparing the fund's classes...............................   11

Sales charges..............................................   12

More about deferred sales charges..........................   15

Buying shares..............................................   16

Exchanging shares..........................................   17

Redeeming shares...........................................   19

Other things to know about share transactions..............   21

Dividends, distributions and taxes.........................   23

Share price................................................   25

Financial highlights.......................................   26

YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.



1                                                      Smith Barney Mutual Funds

   INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The fund seeks as high a level of income exempt from federal income taxes as is consistent with prudent investing.

PRINCIPAL INVESTMENT STRATEGIES


KEY INVESTMENTS The fund invests at least 80% of its net assets in municipal securities and at least 65% of its net assets in Florida municipal securities. Florida municipal securities include securities issued by the State of Florida and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is excluded from gross income for federal income purposes. The fund generally favors municipal securities which enable its shares to be exempt from the Florida intangibles tax. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase of from three to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. Investment grade bonds are those rated in any of the four highest long-term rating categories or, if unrated, of comparable quality. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.


SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

- Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates


Florida Portfolio                                                              2

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

- Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- Florida municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Florida municipal issuers

- Unfavorable legislation affects the tax-exempt status of municipal bonds

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal taxation. Depending upon the composition of the fund's portfolio, shares of the fund may be subject to the Florida intangibles tax. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than Florida.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST  The fund may be an appropriate investment if you:


- Are a Florida resident in a high federal tax bracket seeking income exempt from federal income taxes


- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state



3                                                      Smith Barney Mutual Funds

RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 8 full calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                          TOTAL RETURN: CLASS A SHARES

[RISK RETURN BAR CHART IN PRINTABLE GRAPHIC]

92                                                                                8.90
93                                                                               13.14
94                                                                               -5.11
95                                                                               17.45
96                                                                                4.51
97                                                                               10.15
98                                                                                5.70
99                                                                               -4.54

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS:


Highest: 6.86% in 1st quarter 1995; Lowest: (5.02)% in 1st quarter 1994; Year to date: 1.65% through 6/30/00




Florida Portfolio                                                              4

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds and the Lipper Florida Municipal Debt Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 1999



      CLASS        1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION   INCEPTION DATE
        A          (8.39)%  5.54%      n/a         6.03%             4/2/91
        B          (9.12)%  5.72%      n/a         6.48%            11/16/94
        L          (6.89)%  5.60%      n/a         4.78%             1/5/93
   Lehman Index    (2.06)%  6.91%      n/a         6.68%                *
  Lipper Average   (4.35)%  5.89%      n/a         6.00%                *


*Index comparison begins on April 30, 1991.



5                                                      Smith Barney Mutual Funds

FEE TABLE
This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                SHAREHOLDER FEES

  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A   CLASS B   CLASS L   CLASS Y
  Maximum sales charge (load) imposed on
  purchases (as a % of offering price)       4.00%     None      1.00%     None
  Maximum deferred sales charge (load) (as
  a % of the lower of net asset value at
  purchase or redemption)                    None*     4.50%     1.00%     None

                         ANNUAL FUND OPERATING EXPENSES


  (EXPENSES DEDUCTED FROM ASSETS)  CLASS A   CLASS B   CLASS L   CLASS Y**
  Management fee                    0.50%     0.50%     0.50%      0.50%
  Distribution and service
    (12b-1) fees                    0.15%     0.65%     0.70%       None
  Other expenses                    0.09%     0.11%     0.12%      0.09%
  Total annual fund operating
    expenses                        0.74%     1.26%     1.32%      0.59%
                                    =====     =====     =====      =====


*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


**For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by Class A shares because prior to March 31, 2000, no Class Y shares were sold.


EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
  Class A (with or without
  redemption)                         $473     $627      $795      $1,282
  Class B (redemption at end of
  period)                             $578     $700      $792      $1,379
  Class B (no redemption)             $128     $400      $692      $1,379
  Class L (redemption at end of
  period)                             $333     $514      $816      $1,674
  Class L (no redemption)             $233     $514      $816      $1,674
  Class Y (with or without
  redemption)                          $60     $189      $329        $738




Florida Portfolio                                                              6

   MORE ON THE FUND'S INVESTMENTS

FLORIDA MUNICIPAL SECURITIES Florida municipal securities include debt obligations issued by certain non-Florida governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Florida municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.


OTHER DEBT SECURITIES The fund may invest up to 35% of its assets in municipal securities of non-Florida issuers. These securities will generally be exempt from federal taxation but not from the Florida intangibles tax. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.


DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates

- As a substitute for buying or selling securities


A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.




7                                                      Smith Barney Mutual Funds

The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures or inverse floaters used for hedging purposes if changes in their value do not correspond accurately to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.



Florida Portfolio                                                              8

   MANAGEMENT


MANAGER The fund's investment adviser (the manager) is SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.



Peter M. Coffey, investment officer of SSB Citi Fund Management LLC and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1991. Mr. Coffey has 31 years of experience with the manager or its predecessors.



MANAGEMENT FEES During the fiscal year ended March 31, 2000, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.



DISTRIBUTOR The fund has entered into an agreement with Salomon Smith Barney Inc. to distribute the fund's shares.


DISTRIBUTION PLANS The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.




9                                                      Smith Barney Mutual Funds

   CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

- A Salomon Smith Barney Financial Consultant

- An investment dealer in the selling group or a broker that clears through Salomon Smith Barney--a dealer representative

- The fund, but only if you are investing through certain dealer representatives

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                                  INITIAL              ADDITIONAL
                                       CLASSES A, B, L     CLASS Y     ALL CLASSES
  General                                $1,000          $15 million       $50

  Monthly Systematic Investment Plans     $25                    n/a       $25
  Quarterly Systematic Investment
  Plans                                   $50                    n/a       $50

  Uniform Gift to Minors Accounts         $250           $15 million       $50




Florida Portfolio                                                             10

   COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.


                            CLASS A           CLASS B           CLASS L           CLASS Y
KEY FEATURES            - Initial sales   - No initial      - Initial sales   - No initial or
                          charge            sales charge      charge is         deferred
                        - You may         - Deferred          lower than        sales charge
                          qualify for       sales charge      Class A         - Must invest
                          reduction or      declines over   - Deferred          at least $15
                          waiver of         time              sales charge      million
                          initial sales   - Converts to       for only 1      - Lower annual
                          charge            Class A after     year              expenses than
                        - Lower annual      8 years         - Does not          the other
                          expenses than   - Higher annual     convert to        classes
                          Class B and       expenses than     Class A
                          Class L           Class A         - Higher annual
                                                              expenses than
                                                              Class A
---------------------------------------------------------------------------------------------
INITIAL SALES CHARGE    Up to 4.00%;      None              1.00%             None
                        reduced for
                        large purchases
                        and waived for
                        certain
                        investors. No
                        charge for
                        purchases of
                        $500,000 or
                        more
---------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE   1.00% on          Up to 4.50%       1.00% if you      None
                        purchases of      charged when      redeem within 1
                        $500,000 or       you redeem        year of
                        more if you       shares. The       purchase
                        redeem within 1   charge is
                        year of           reduced over
                        purchase          time and there
                                          is no deferred
                                          sales charge
                                          after 6 years
---------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION     0.15% of          0.65% of          0.70% of          None
AND SERVICE FEES        average daily     average daily     average daily
                        net assets        net assets        net assets
---------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*     Class A shares    Class B shares    Class L shares    Class Y shares
                        of most Smith     of most Smith     of most Smith     of most Smith
                        Barney funds      Barney funds      Barney funds      Barney funds
---------------------------------------------------------------------------------------------


*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.



11                                                     Smith Barney Mutual Funds

   SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                            SALES CHARGE AS A % OF
                                       OFFERING              NET AMOUNT
          AMOUNT OF PURCHASE           PRICE (%)            INVESTED (%)
  Less than $25,000                     4.00                  4.17
  $25,000 but less than $50,000         3.50                  3.63
  $50,000 but less than $100,000        3.00                  3.09
  $100,000 but less than $250,000       2.50                  2.56
  $250,000 but less than $500,000       1.50                  1.52
  $500,000 or more                      0.00                  0.00

INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

- Accumulation privilege - lets you combine the current value of Class A shares owned

  - by you, or

  - by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

- Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.



Florida Portfolio                                                             12

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

- Employees of members of the NASD

- Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

    YEAR AFTER PURCHASE     1ST   2ND   3RD   4TH   5TH   6TH THROUGH 8TH
  Deferred sales charge     4.5%  4%    3%    2%    1%    0%

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


                         Shares issued: On      Shares issued: Upon
                         reinvestment of        exchange from another
  Shares issued: At      dividends and          Smith Barney fund
  initial purchase       distributions

  Eight years after the  In same proportion     On the date the
  date of purchase       as the number of       shares originally
                         Class B shares         acquired would have
                         converting is to       converted into Class
                         total Class B          A shares
                         shares you own
                         (excluding shares
                         issued as dividends)




13                                                     Smith Barney Mutual Funds

CLASS L SHARES


You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.


CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.



Florida Portfolio                                                             14

   MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge


Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.



15                                                     Smith Barney Mutual Funds

   BUYING SHARES



           Through a   You should contact your Salomon Smith Barney
       Salomon Smith   Financial Consultant or dealer representative to
    Barney Financial   open a brokerage account and make arrangements
      representative   to buy shares.
                       If you do not provide the following information,
                       your order will be rejected:
                       - Class of shares being bought
                       - Dollar amount or number of shares being bought
                       You should pay for your shares through your
                       brokerage account no later than the third
                       business day after you place your order. Salomon
                       Smith Barney or your dealer representative may
                       charge an annual account maintenance fee.
-----------------------------------------------------------------------
         Through the   Certain investors who are clients of the selling
 fund's sub-transfer   group are eligible to buy shares directly from
               agent   the fund.
                       - Write the sub-transfer agent at the following
                         address:
                           SMITH BARNEY FLORIDA PORTFOLIO
                           SMITH BARNEY MUNI FUNDS
                           (SPECIFY CLASS OF SHARES)
                           C/O PFPC GLOBAL FUND SERVICES
                           P.O. BOX 9699
                           PROVIDENCE, RI 02940-9699
                       - Enclose a check made payable to the fund to
                         pay for the shares. For initial purchases,
                         complete and send an account application.
                       - For more information, call the transfer agent
                         at 1-800-451-2010.
-----------------------------------------------------------------------
           Through a   You may authorize Salomon Smith Barney, your
          systematic   dealer representative or the sub-transfer agent
     investment plan   to transfer funds automatically from a regular
                       bank account, cash held in a Salomon Smith
                       Barney brokerage account or Smith Barney money
                       market fund to buy shares on a regular basis.
                       - Amounts transferred should be at least: $25
                         monthly or $50 quarterly
                       - If you do not have sufficient funds in your
                         account on a transfer date, Salomon Smith
                         Barney, your dealer representative or the
                         sub-transfer agent may charge you a fee
                       For more information, contact your Salomon Smith
                       Barney Financial Consultant, dealer
                       representative or the transfer agent or consult
                       the SAI.




Florida Portfolio                                                             16

   EXCHANGING SHARES


 Smith Barney offers   You should contact your Salomon Smith Barney
       a distinctive   Financial Consultant or dealer representative
     family of funds   to exchange into other Smith Barney funds. Be
    tailored to help   sure to read the prospectus of the Smith
    meet the varying   Barney fund you are exchanging into. An
       needs of both   exchange is a taxable transaction.
     large and small
           investors   - You may exchange shares only for shares of
                         the same class of another Smith Barney fund.
                         Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                         in your state of residence. Contact your
                         Salomon Smith Barney Financial Consultant,
                         dealer representative or the transfer
                         agent.
                       - You must meet the minimum investment amount
                         for each fund (except for systematic
                         changes).
                       - If you hold share certificates, the
                         sub-transfer agent must receive the
                         certificates endorsed for transfer or with
                         signed stock powers (documents transferring
                         ownership of certificates) before the
                         exchange is effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
           Waiver of   Your shares will not be subject to an initial
          additional   sales charge at the time of the exchange.
       sales charges
                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase. If the fund you exchange
                       into has a higher deferred sales charge, you
                       will be subject to that charge. If you
                       exchange at any time into a fund with a lower
                       charge, the sales charge will not be reduced.
--------------------------------------------------------------------




17                                                     Smith Barney Mutual Funds


        By telephone   If you do not have a brokerage account, you
                       may be eligible to exchange shares through
                       the transfer agent. You must complete an
                       authorization form to authorize telephone
                       transfers. If eligible, you may make
                       telephone exchanges on any day the New York
                       Stock Exchange is open. Call the transfer
                       agent at 1-800-451-2010 between 9:00 a.m. and
                       4:00 p.m. (Eastern time).
                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have a Salomon Smith Barney
                       brokerage account, contact your dealer
                       representative or write to the sub-transfer
                       agent at the address on the following page.




Florida Portfolio                                                             18

   REDEEMING SHARES


           Generally   Contact your Salomon Smith Barney Financial
                       Consultant or dealer representative to redeem
                       shares of the fund.
                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer or with
                       signed stock powers before the redemption is
                       effective.
                       If the shares are held by a fiduciary or
                       corporation, other documents may be required.
                       Your redemption proceeds will be sent within
                       three business days after your request is
                       received in good order. However, if you
                       recently purchased your shares by check, your
                       redemption proceeds will not be sent to you
                       until your original check clears, which may
                       take up to 15 days.
                       If you have a Salomon Smith Barney brokerage
                       account, your redemption proceeds will be
                       placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the sub-transfer agent at
                       the following address:
                            SMITH BARNEY FLORIDA PORTFOLIO
                            SMITH BARNEY MUNI FUNDS
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, RI 02490-9699
                       Your written request must provide the
                       following:
                       - Your account number
                       - The class of shares and the dollar amount
                         or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                         account is registered
--------------------------------------------------------------------




19                                                     Smith Barney Mutual Funds


        By telephone   If you do not have a brokerage account, you
                       may be eligible to redeem shares in amounts
                       up to $10,000 per day through the transfer
                       agent. You must complete an authorization
                       form to authorize telephone redemptions. If
                       eligible, you may request redemptions by
                       telephone on any day the New York Stock
                       Exchange is open. Call the transfer agent at
                       1-800-451-2010 between 9:00 a.m. and 4:00
                       p.m. (Eastern time).
                       Your redemption proceeds can be sent by check
                       to your address of record or by wire transfer
                       to a bank account designated on your
                       authorization form. You must submit a new
                       authorization form to change the bank account
                       designated to receive wire transfers and you
                       may be asked to provide certain other
                       documents.
--------------------------------------------------------------------
           Automatic   You can arrange for the automatic redemption
                cash   of a portion of your shares on a monthly or
          withdrawal   quarterly basis. To qualify you must own
               plans   shares of the fund with a value of at least
                       $10,000 and each automatic redemption must be
                       at least $50. If your shares are subject to a
                       deferred sales charge, the sales charge will
                       be waived if your automatic payments do not
                       exceed 1% per month of the value of your
                       shares subject to a deferred sales charge.
                       The following conditions apply:
                       - Your shares must not be represented by
                         certificates
                       - All dividends and distributions must be
                         reinvested
                       For more information, contact your Salomon
                       Smith Barney Financial Consultant or dealer
                       representative or consult the SAI.




Florida Portfolio                                                             20

   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

- Are redeeming over $10,000 of shares


- Are sending signed share certificates or stock powers to the sub-transfer agent



- Instruct the sub-transfer agent to mail the check to an address different from the one on your account


- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions


21                                                     Smith Barney Mutual Funds

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.


SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.




Florida Portfolio                                                             22

   DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events. Florida currently does not impose a personal income tax on individuals. Thus, individual shareholders of the fund will not be subject to any Florida state income tax on distributions received from the fund.

Florida does currently impose an "intangibles tax" on certain securities and other intangible assets owned by Florida residents. However, certain types of municipal obligations of Florida issuers, U.S. Treasury securities and municipal obligations issued by certain U.S. territories and possessions are exempt from this intangibles tax. The fund seeks generally to select investments that will enable its shares to be exempt from the Florida intangibles tax and attempts to ensure that all of its assets held on the annual assessment date are exempt from this tax. Certain of the fund's distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.



23                                                     Smith Barney Mutual Funds

             TRANSACTION                    FEDERAL TAX STATUS

  Redemption or exchange of shares   Usually capital gain or loss;
                                     long-term only if shares owned
                                     more than one year
  Long-term capital gain             Taxable gain
    distributions

  Short-term capital gain            Ordinary income
    distributions
  Dividends                          Excluded from gross income if
                                     from interest on tax-exempt
                                     securities, otherwise ordinary
                                     income


Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.



Florida Portfolio                                                             24

   SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.



25                                                     Smith Barney Mutual Funds

   FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years.


             FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                   2000(1)   1999(1)    1998     1997    1996(1)
--------------------------------------------------------------------------------
Net asset value, beginning of
  year                             $13.70    $13.74    $13.16   $13.24   $12.89
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income              0.69      0.69      0.72     0.73     0.74
  Net realized and unrealized
    gain (loss)                     (1.01)     0.06      0.72    (0.03)    0.35
--------------------------------------------------------------------------------
Total income (loss) from
  operations                        (0.32)     0.75      1.44     0.70     1.09
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (0.68)    (0.69)    (0.73)   (0.73)   (0.74)
  In excess of net
    investment income                  --     (0.01)       --       --       --
  Net realized gains                   --     (0.09)    (0.13)   (0.05)      --
--------------------------------------------------------------------------------
Total distributions                 (0.68)    (0.79)    (0.86)   (0.78)   (0.74)
--------------------------------------------------------------------------------
Net asset value, end of year       $12.70    $13.70    $13.74   $13.16   $13.24
--------------------------------------------------------------------------------
Total return                        (2.25)%    5.56%    11.15%    5.44%    8.65%
--------------------------------------------------------------------------------
Net assets, end of year
  (millions)                       $  151      $160      $143     $127     $117
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(2)                        0.74%     0.73%     0.76%    0.85%    0.70%
  Net investment income              5.32      4.99      5.28     5.56     5.62
--------------------------------------------------------------------------------
Portfolio turnover rate                56%       43%       59%      62%      47%
--------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) As a result of voluntary expense limitations, expense ratios will not exceed 0.85% for Class A shares.




Florida Portfolio                                                             26

             FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:


                                   2000(1)   1999(1)    1998     1997     1996(1)
---------------------------------------------------------------------------------
Net asset value, beginning of
  year                             $13.69    $13.73    $13.14   $13.23     $12.89
---------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income              0.62      0.62      0.65     0.65       0.68
  Net realized and unrealized
    gain (loss)                     (1.00)     0.06      0.72    (0.01)      0.35
---------------------------------------------------------------------------------
Total income (loss) from
  operations                        (0.38)     0.68      1.37     0.64       1.03
---------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (0.61)    (0.62)    (0.65)   (0.68)     (0.69)
  In excess of net
    investment income                  --     (0.01)       --       --         --
  Net realized gains                   --     (0.09)    (0.13)   (0.05)        --
---------------------------------------------------------------------------------
Total distributions                 (0.61)    (0.72)    (0.78)   (0.73)     (0.69)
---------------------------------------------------------------------------------
Net asset value, end of year       $12.70    $13.69    $13.73   $13.14     $13.23
---------------------------------------------------------------------------------
Total return                        (2.70)%    5.01%    10.59%    4.91%      8.09%
---------------------------------------------------------------------------------
Net assets, end of year
  (millions)                          $59       $66       $59      $51        $46
---------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(2)                        1.26%     1.24%     1.28%    1.35%      1.20%
  Net investment income              4.80      4.48      4.76     4.93       5.00
---------------------------------------------------------------------------------
Portfolio turnover rate                56%       43%       59%      62%        47%
---------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) As a result of voluntary expense limitations, expense ratios will not exceed 1.35%.




27                                                     Smith Barney Mutual Funds

                   FOR A CLASS L SHARE OF BENEFICIAL INTEREST

                OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:


                               2000(1)   1999(1)(2)    1998     1997     1996(1)
--------------------------------------------------------------------------------
Net asset value, beginning of
  year                         $13.69      $13.74     $13.14   $13.22     $12.89
--------------------------------------------------------------------------------
Income (loss) from
  operations:
  Net investment income          0.61        0.61       0.64     0.65       0.66
  Net realized and unrealized
    gain (loss)                 (1.00)       0.05       0.72    (0.01)      0.35
--------------------------------------------------------------------------------
Total income (loss) from
  operations                    (0.39)       0.66       1.36     0.64       1.01
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (0.60)      (0.61)     (0.63)   (0.67)     (0.68)
  In excess of net
    investment income              --       (0.01)        --       --         --
  Net realized gains               --       (0.09)     (0.13)   (0.05)        --
--------------------------------------------------------------------------------
Total distributions             (0.60)      (0.71)     (0.76)   (0.72)     (0.68)
--------------------------------------------------------------------------------
Net assets value, end of year  $12.70      $13.69     $13.74   $13.14     $13.22
--------------------------------------------------------------------------------
Total return                    (2.78)%      4.87%     10.51%    4.94%      7.96%
--------------------------------------------------------------------------------
Net assets, end of year
  (millions)                      $13         $12         $9       $7         $3
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(3)                    1.32%       1.31%      1.33%    1.40%      1.28%
  Net investment income          4.74        4.41       4.71     4.84       5.04
--------------------------------------------------------------------------------
Portfolio turnover rate            56%         43%        59%      62%        47%
--------------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.
(2) On June 12, 1998, the Class C shares were renamed Class L shares.
(3) As a result of voluntary expense limitations, expense ratios will not exceed 1.40%.




Florida Portfolio                                                             28

                                                     [SALOMON SMITH BARNEY LOGO]

FLORIDA PORTFOLIO

An investment portfolio of Smith Barney Muni Funds

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at WWW.SMITHBARNEY.COM


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


(Investment Company Act
file no. 811-04395)
FD0605 7/00

[SB]Smith Barney
[MF]Mutual Funds

Your Serious Money.Professionally Managed./SM/




P R O S P E C T U S


New York
Portfolio

Class A, B, L and Y Shares
-------------------------------------------
July 28, 2000







The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

New York Portfolio

Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   6

Management..................................................................   7

Choosing a class of shares to buy...........................................   8

Comparing the fund's classes................................................   9

Sales charges...............................................................  10

More about deferred sales charges...........................................  12

Buying shares...............................................................  13

Exchanging shares...........................................................  14

Redeeming shares............................................................  16

Other things to know about share transactions...............................  18

Dividends, distributions and taxes..........................................  20

Share price.................................................................  21
Financial highlights........................................................  22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks as high a level of income exempt from federal income taxes and New York state and New York City personal income taxes as is consistent with prudent investing.

Principal investment strategies
Key investments The fund invests at least 80% of its net assets in municipal securities, and at least 65% of its net assets in New York municipal securi-ties. New York municipal securities include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from New York State and New York City personal income taxes. The fund focuses primarily on interme-diate-term and long-term municipal securities which have remaining maturities at the time of purchase from three to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of equivalent quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting indi-vidual securities, the manager:

 .Uses fundamental credit analysis to estimate the relative value and attrac-tiveness of various securities and sectors and to exploit opportunities in the municipal bond market
 .May trade between general obligation and revenue bonds and among various reve-nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 .Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features
 .Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

New York Portfolio

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Interest rates rise, causing the value of the fund's portfolio to decline .The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 .New York municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting New York municipal issuers
 .Unfavorable legislation affects the tax-exempt status of municipal bonds
 .The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal income taxa-tion and New York State and New York City personal income taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than New York.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Who may want to invest The fund may be an appropriate investment if you:

 .Are a New York taxpayer in a high federal tax bracket seeking income exempt from federal income taxes and New York personal income taxes
 .Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 .Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

                                                       Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

                                  [BAR CHART]

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 5.42%   14.77%  9.92%   12.93%  -5.95%  18.26%  4.19%   10.34%  5.89%   -4.36%

                       Calendar years ended December 31

Quarterly returns:
Highest: 7.17% in 1st quarter 1995; Lowest: (5.20)% in 1st quarter 1994

Year to date: 4.84% through 6/30/00.

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unman-aged index of municipal bonds and the Lipper New York Municipal Debt Funds Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge appli-cable to the class, redemption of shares at the end of the period, and rein-vestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class           1 year  5 years 10 years Since inception Inception date
 A              (8.17)%  5.73%   6.44%        6.30%         1/16/87
 B              (8.91)%  5.91%    n/a         6.42%         11/11/94
 L              (6.73)%  5.80%    n/a         4.81%          1/8/93
 Lehman Index   (2.06)%  6.91%   6.89%        6.81%            *
 Lipper Average (4.86)%  5.68%   6.09%        5.82%            *

* Index comparison begins on January 31, 1987.

New York Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)     Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)           4.00%   None    1.00%   None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase
or redemption)                                 None*   4.50%   1.00%   None

                         Annual fund operating expenses
(expenses deducted from fund assets)          Class A Class B Class L Class Y**
Management fee                                 0.50%   0.50%   0.50%   0.50%
Distribution and service (12b-1) fees          0.15%   0.65%   0.70%   None
Other expenses                                 0.06%   0.08%   0.07%   0.06%
                                               -----   -----   -----   -----
Total annual fund operating expenses           0.71%   1.23%   1.27%   0.56%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**For Class Y shares "Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the fiscal year ended March 31, 2000.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $470   $618    $779    $1,247
Class B (redemption at end of period)   $575   $690    $776    $1,344
Class B (no redemption)                 $125   $390    $676    $1,344
Class L (redemption at end of period)   $328   $499    $790    $1,619
Class L (no redemption)                 $228   $499    $790    $1,619
Class Y (with or without redemption)    $ 57   $179    $313    $  701


                                                       Smith Barney Mutual Funds

 More on the fund's investments

New York municipal securities New York municipal securities include debt obli-gations issued by certain non-New York governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax and New York personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were sub-ject to taxation. The New York municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

Other debt securities The fund may invest up to 35% of its assets in municipal securities of non-New York issuers. These securities will generally be exempt from federal, but not New York, income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures and options on financial futures, for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates
 .As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in futures can have a big impact on a fund's interest rate exposure. Therefore, using futures can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures if changes in their value do not correspond accurately to changes in the value of the fund's hold-ings. The other parties to certain futures present the same types of default risk as issuers of fixed income securities. Futures can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

New York Portfolio

 Management

Manager The fund's investment adviser is SSB Citi Fund Management LLC (succes-sor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup busi-nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Joseph P. Deane, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since February 1999. Mr. Deane has 30 years of securities business experience.

Management fees During the fiscal year ended March 31, 2000, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with Salomon Smith Barney Inc. and PFS Distributors, Inc. to distribute the fund's shares.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
Monthly Systematic Investment Plans        $   25          n/a         $25
Quarterly Systematic Investment Plans      $   50          n/a         $50
Uniform Gift to Minors Accounts            $  250      $15 million     $50

New York Portfolio

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         4.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1.00% on    Up to 4.50% 1.00% if    None
                         purchases   charged     you redeem
                         of $500,000 when you    within 1
                         or more if  redeem      year of
                         you redeem  shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.15% of    0.65% of    0.70% of    None
service fees             average     average     average
                         daily net   daily net   daily net
                         assets      assets      assets
------------------------------------------------------------------------
Exchange privilege       Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  4.00        4.17
$25,000 but less than $50,000      3.50        3.63
$50,000 but less than $100,000     3.00        3.09
$100,000 but less than $250,000    2.50        2.56
$250,000 but less than $500,000    1.50        1.52
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

New York Portfolio

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st  2nd 3rd 4th 5th 6th through 8th
Deferred sales charge  4.5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: At initial purchase      Shares issued: On  Shares issued:
                                        reinvestment of    Upon exchange from
                                        dividends and      another Smith
                                        distributions      Barney fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as divi-
                                        dends)

                                                       Smith Barney Mutual Funds

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must ini-tially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

New York Portfolio

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
representative   If you do not provide the following information, your order will be rejected:

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

                 Certain investors who are clients of the selling group are
   Through the   eligible to buy shares directly from the fund.
   fund's sub-
      transfer
    agent

                 .Write the sub-transfer agent at the following address:
                      Smith Barney New York Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699

                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.


                                                       Smith Barney Mutual Funds

     Through a
    systematic   You may authorize Salomon Smith Barney, your dealer represen-
    investment   tative or the sub-transfer agent to transfer funds automati-
          plan   cally from a regular bank account, cash held in a Salomon
                 Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly

                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the   .You may exchange shares only for shares of the same class of
 varying needs     another Smith Barney fund. Not all Smith Barney funds offer
 of both large     all classes.
     and small   .Not all Smith Barney funds may be offered in your state of
     investors     residence. Contact your Salomon Smith Barney Financial
                   Consultant, dealer representative or the transfer agent.

                 .You must meet the minimum investment amount for each fund
                   (except for systematic exchanges).

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.


New York Portfolio

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------

  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------

       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

       By mail
                 For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                      Smith Barney New York Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

New York Portfolio

  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-ments.
--------------------------------------------------------------------------------

     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

New York Portfolio

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primar-ily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distribu-tions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction              Federal tax status           New York tax status
Redemption or            Usually capital              Usually capital gain
exchange of shares       gain or loss; long-term only or loss
                         if shares owned
                         more than one year

Long-term capital gain   Taxable gain                 Taxable gain
distributions

Short-term capital gain  Ordinary income              Ordinary income
distributions
Dividends                Excluded from gross          Exempt from personal
                         income if from interest      income taxes if from
                         on tax- exempt               interest on New York
                         securities, otherwise        municipal securities,
                         ordinary income              otherwise ordinary income

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distribu-tions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of

New York Portfolio
shares during the previous year. If you do not provide the fund with your cor-rect taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years. Certain information reflects finan-cial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares because no shares were outstanding during these fiscal years.

 For a Class A share of capital stock outstanding throughout each year ended March 31:

                                   2000(/1/)  1999(/1/)   1998    1997    1996
-------------------------------------------------------------------------------
 Net asset value, beginning of
 year                               $13.69     $13.91   $13.16  $13.19  $12.83
-------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income                0.68       0.68     0.72    0.74    0.75
 Net realized and unrealized gain
 (loss)                              (0.91)      0.07     0.81   (0.03)   0.35
-------------------------------------------------------------------------------
 Total income (loss) from
 operations                          (0.23)      0.75     1.53    0.71    1.10
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment income               (0.67)     (0.70)   (0.73)  (0.74)  (0.74)
 Net realized gains                  (0.01)     (0.27)   (0.05)     --      --
-------------------------------------------------------------------------------
 Total distributions                 (0.68)     (0.97)   (0.78)  (0.74)  (0.74)
-------------------------------------------------------------------------------
 Net asset value, end of year       $12.78     $13.69   $13.91  $13.16  $13.19
-------------------------------------------------------------------------------
 Total return                        (1.61)%     5.50%   11.83%   5.48%   8.71%
-------------------------------------------------------------------------------
 Net assets, end of year
 (millions)                           $482       $556     $554    $531    $558
-------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                        0.71%      0.70%    0.71%   0.75%   0.72%
 Net investment income                5.20       4.94     5.28    5.58    5.84
-------------------------------------------------------------------------------
 Portfolio turnover rate                33%        60%      71%     53%     36%
-------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) As a result of voluntary expense limitations, the expense ratio will not exceed 0.85% for Class A shares.

New York Portfolio

 For a Class B share of capital stock outstanding throughout each year ended March 31:

                                    2000(/1/)  1999(/1/)   1998    1997    1996
--------------------------------------------------------------------------------
 Net asset value, beginning of
 year                                $13.68     $13.89   $13.15  $13.18  $12.84
--------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income                 0.61       0.61     0.65    0.67    0.67
 Net realized and unrealized gain
 (loss)                               (0.90)      0.07     0.80   (0.03)   0.35
--------------------------------------------------------------------------------
 Total income (loss) from
 operations                           (0.29)      0.68     1.45    0.64    1.02
--------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                (0.60)     (0.62)   (0.66)  (0.67)  (0.68)
 Net realized gains                   (0.01)     (0.27)   (0.05)     --      --
--------------------------------------------------------------------------------
 Total distributions                  (0.61)     (0.89)   (0.71)  (0.67)  (0.68)
--------------------------------------------------------------------------------
 Net asset value, end of year        $12.78     $13.68   $13.89  $13.15  $13.18
--------------------------------------------------------------------------------
 Total return                         (2.09)%     5.02%   11.19%   4.96%   8.05%
--------------------------------------------------------------------------------
 Net assets, end of year
 (millions)                            $156       $192     $195    $185    $181
--------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                         1.23%      1.23%    1.23%   1.27%   1.25%
 Net investment income                 4.67       4.42     4.76    5.06    5.45
--------------------------------------------------------------------------------
 Portfolio turnover rate                 33%        60%      71%     53%     36%
--------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) As a result of voluntary expense limitations, the expense ratio will not exceed 1.35% for Class B shares.

                                                       Smith Barney Mutual Funds

 For a Class L share of capital stock outstanding throughout each year ended March 31:

                           2000(/2/)  1999(/1/)(/2/)    1998     1997    1996
------------------------------------------------------------------------------
 Net asset value,
 beginning of year          $ 13.67      $ 13.88     $ 13.14  $ 13.17  $12.83
------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income         0.60         0.60        0.64     0.66    0.66
 Net realized and
 unrealized gain (loss)       (0.90)        0.07        0.80    (0.02)   0.36
------------------------------------------------------------------------------
 Total income (loss) from
 operations                   (0.30)        0.67        1.44     0.64    1.02
------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.59)       (0.61)      (0.65)   (0.67)  (0.68)
 Net realized gains           (0.01)       (0.27)      (0.05)      --      --
------------------------------------------------------------------------------
 Total distributions          (0.60)       (0.88)      (0.70)   (0.67)  (0.68)
------------------------------------------------------------------------------
 Net assets value, end of
 year                       $ 12.77      $ 13.67     $ 13.88  $ 13.14  $13.17
------------------------------------------------------------------------------
 Total return                 (2.14)%       4.95%      11.13%    4.91%   8.07%
------------------------------------------------------------------------------
 Net assets, end of year
 (000s)                     $17,633      $18,221     $10,611  $10,055  $8,931
------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/3/)                 1.27%        1.27%       1.28%    1.32%   1.28%
 Net investment income         4.64         4.37        4.71     5.01    5.02
------------------------------------------------------------------------------
 Portfolio turnover rate         33%          60%         71%      53%     36%
------------------------------------------------------------------------------

(/1/) On June 12, 1998, Class C shares were renamed Class L shares.
(/2/) Per share amounts have been calculated using the monthly average shares method.

(/3/) As a result of voluntary expense limitations, the expense ratio will not exceed 1.40% for Class L shares.

New York Portfolio

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

New York Portfolio

An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

/SM/Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-04395)

FD0604 7/00

[SB] Smith Barney
[MF] Mutual Funds

Your Serious Money. Professional Managed./SM/



P R O S P E C T U S


                                   [GRAPHIC]

New York
Portfolio

Class A and B Shares
--------------------------------------------------------------------------------
July 28, 2000



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

New York Portfolio

 Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   6

Management..................................................................   7

Choosing a class of shares to buy...........................................   8

Comparing the fund's classes................................................   9

Sales charges...............................................................  10

More about deferred sales charges...........................................  12

Buying shares...............................................................  13

Exchanging shares...........................................................  14

Redeeming shares............................................................  15

Other things to know about share transactions...............................  17

Dividends, distributions and taxes..........................................  18

Share price.................................................................  19
Financial highlights........................................................  21

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks as high a level of income exempt from federal income taxes and New York state and New York City personal income taxes as is consistent with prudent investing.

Principal investment strategies
Key investments The fund invests at least 80% of its net assets in municipal securities, and at least 65% of its net assets in New York municipal securi-ties. New York municipal securities include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from New York State and New York City personal income taxes. The fund focuses primarily on interme-diate-term and long-term municipal securities which have remaining maturities at the time of purchase from three to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of equivalent quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting indi-vidual securities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attrac-tiveness of various securities and sectors and to exploit opportunities in the municipal bond market
 . May trade between general obligation and revenue bonds and among various reve-nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 . Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features
 . Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates

New York Portfolio

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 . New York municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting New York municipal issuers
 . Unfavorable legislation affects the tax-exempt status of municipal bonds
 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal, New York State and New York City taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addi-tion, distributions of the fund's income and gains will be taxable to investors in states other than New York.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Who may want to invest The fund may be an appropriate investment if you:

 . Are a New York taxpayer in a high federal tax bracket seeking income exempt from federal income taxes and New York personal income taxes
 . Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 . Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

                                                       Smith Barney Mutual Funds

PAGE>


Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B shares would have different performance because of their differ-ent expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

                                  [BAR CHART]

   1990    1991   1992    1993     1994   1995    1996   1997    1998  1999

  5.42%  14.77%  9.92%   12.93%  (5.95%) 18.26%  4.19% 10.34%  5.89% (4.36%)

                       Calendar years ended December 31

Quarterly returns:
Highest: 7.17% in 1st quarter 1995; Lowest: (5.20)% in 1st quarter 1994

Year to date: 4.84% through 6/30/00.

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unman-aged index of municipal bonds and the Lipper New York Municipal Debt Funds Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge appli-cable to the class, redemption of shares at the end of the period, and rein-vestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class           1 year  5 years 10 years Since inception Inception date
 A              (8.17)%  5.73%   6.44%        6.30%         1/16/87
 B              (8.91)%  5.91%    n/a         6.42%         11/11/94
 Lehman Index   (2.06)%  6.91%   6.89%        6.81%            *
 Lipper Average (4.86)%  5.68%   6.09%        5.82%            *

* Index comparison begins on January 31, 1987.

New York Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)                     Class A Class B
Maximum sales charge (load) imposed on purchases (as a % of
offering price)                                                4.00%   None
Maximum deferred sales charge (load) (as a % of the lower of
net asset value at purchase or redemption)                     None*   4.50%

                         Annual fund operating expenses
(expenses deducted from fund assets)                          Class A Class B
Management fee                                                 0.50%   0.50%
Distribution and service (12b-1) fees                          0.15%   0.65%
Other expenses                                                 0.06%   0.08%
                                                               -----   -----
Total annual fund operating expenses                           0.71%   1.23%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $470   $618    $779    $1,247
Class B (redemption at end of period)   $575   $690    $776    $1,344
Class B (no redemption)                 $125   $390    $676    $1,344


                                                       Smith Barney Mutual Funds

 More on the fund's investments

New York municipal securities New York municipal securities include debt obli-gations issued by certain non-New York governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax and New York personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were sub-ject to taxation. The New York municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

Other debt securities The fund may invest up to 35% of its assets in municipal securities of non-New York issuers. These securities will generally be exempt from federal, but not New York, income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

Derivative contracts The fund may, but need not, use derivative contracts, such as financial futures and options on financial futures, for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates
 . As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in futures can have a big impact on a fund's interest rate exposure. Therefore, using futures can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures if changes in their value do not correspond accurately to changes in the value of the fund's hold-ings. The other parties to certain futures present the same types of default risk as issuers of fixed income securities. Futures can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

New York Portfolio

 Management

Manager The fund's investment adviser is SSB Citi Fund Management LLC (succes-sor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup busi-nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Joseph P. Deane, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since February 1999. Mr. Deane has 30 years of securities business experience.

Management fees During the fiscal year ended March 31, 2000, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with Salomon Smith Barney Inc. and PFS Distributors, Inc. to distribute the fund's shares.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A and B shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose between two classes of shares: Classes A and B. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 .For Class B shares, all of your purchase amount will be immediately invested.
  This may help offset the higher expenses of Class B shares, but only if the fund performs well.


Initial purchases of shares of the fund must be made through a PFS Investments Registered Representative.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                     Initial      Additional
                                 Classes A and B Both Classes
General                              $1,000          $50
Systematic Investment Plans            $25           $25
Uniform Gift to Minors Accounts       $250           $50

New York Portfolio

 Comparing the fund's classes

Your PFS Investments Registered Representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

                                        Class A     Class B
Key features                          .Initial    .No initial
                                       sales       sales
                                       charge      charge
                                       .You may    .Deferred
                                       qualify     sales
                                       for reduc-  charge
                                       tion or     declines
                                       waiver of   over time
                                       initial     .Converts
                                       sales       to Class A
                                       charge      after 8
                                       .Lower      years
                                       annual      .Higher
                                       expenses    annual
                                       than Class  expenses
                                       B           than Class
                                                   A
-------------------------------------------------------------
Initial sales charge                  Up to       None
                                      4.00%;
                                      reduced for
                                      large pur-
                                      chases and
                                      waived for
                                      certain
                                      investors.
                                      No charge
                                      for pur-
                                      chases of
                                      $500,000 or
                                      more
-------------------------------------------------------------
Deferred sales charge                 1.00% on    Up to 4.50%
                                      purchases   charged
                                      of $500,000 when you
                                      or more if  redeem
                                      you redeem  shares. The
                                      within 1    charge is
                                      year of     reduced
                                      purchase    over time
                                                  and there
                                                  is no
                                                  deferred
                                                  sales
                                                  charge
                                                  after 6
                                                  years
-------------------------------------------------------------
Annual distribution and service fees  0.15% of    0.65% of
                                      average     average
                                      daily net   daily net
                                      assets      assets
-------------------------------------------------------------
Exchange privilege                    Class A     Class B
                                      shares of   shares of
                                      most Smith  most Smith
                                      Barney      Barney
                                      funds       funds
-------------------------------------------------------------

*Ask your PFS Investments Registered Representative for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  4.00        4.17
$25,000 but less than $50,000      3.50        3.63
$50,000 but less than $100,000     3.00        3.09
$100,000 but less than $250,000    2.50        2.56
$250,000 but less than $500,000    1.50        1.52
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or
 . by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the fund and certain
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

New York Portfolio

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD

 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if your PFS Investments Registered Representative is notified

 .Investors who purchase through a PFS Investments Registered Representative with proceeds from a prior mutual fund redemption, if certain conditions are met.

If you want to learn about additional waivers of Class A initial sales charges, contact your PFS Investments Registered Representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st  2nd 3rd 4th 5th 6th through 8th
Deferred sales charge  4.5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: At initial purchase      Shares issued: On  Shares issued:
                                        reinvestment of    Upon exchange from
                                        dividends and      another Smith
                                        distributions      Barney fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a divi-
                                        dend)

                                                       Smith Barney Mutual Funds

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your PFS Investments Registered Representative.

PFS Distributors Inc., an affiliate of PFS Investments Inc., receives deferred sales charges as partial compensation for its expenses in connection with the sale of shares, including the payment of compensation to your PFS Investments Registered Representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your PFS Investments Registered Representative or consult the SAI.

New York Portfolio

 Buying shares

 Buying shares
       by mail   .  Initial purchases of shares of each fund must be made
                    through a PFS Investments Registered Representative by completing the appropriate appli-cation. The completed application should be forwarded to the Fund's sub-transfer agent, PFS Shareholder Services.
                 .  Subsequent investments may be sent by mail directly to PFS
                    Shareholder Services.
                 .  The address and telephone number of PFS Shareholder Serv-
                    ices is: 3100 Breckinridge Blvd., Bldg. 200, Duluth, Geor-gia 30099-0062; (800) 544-5445.
                 .  You may also reach PFS Shareholder Services by calling
                    (800) 544-7278 for Spanish speaking representatives or
                    (800) 824-1721 for the TDD Line for the hearing impaired.
                 .  Checks drawn on foreign banks must be payable in U.S. dol-
                    lars and have the routing number of the U.S. bank encoded
                    on the check.

--------------------------------------------------------------------------------
 Buying shares
       by wire Initial purchases of shares for $10,000 may be made by wire order from your bank account. Contact PFS Shareholder Serv-ices for details. In addition, once an account is open, you may make additional wire orders through your PFS Investments Registered Representative.

--------------------------------------------------------------------------------
     Through a   You may authorize PFS Shareholder Services to transfer funds
    systematic   automatically from a regular bank account, or other financial
    investment   institutions to buy shares of a fund.
          plan

                 .  Amounts transferred should be at least $25 monthly
                 . If you do not have sufficient funds in your account on a transfer date, PFS Shareholder Services may charge you a fee

                 For more information, contact your PFS Investments Registered Representative or consult the SAI.


                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your PFS Investments Registered Represen-
      offers a   tative to exchange into other eligible Smith Barney funds. Be
   distinctive   sure to read the prospectus of the Smith Barney fund you are
     family of   exchanging into. An exchange is a taxable transaction.
         funds
   tailored to   .  You may exchange shares only for shares of the same class
 help meet the      of certain Smith Barney funds. Not all Smith Barney funds
 varying needs      offer all classes.
 of both large
     and small   .  Not all Smith Barney funds may be offered in your state of
     investors      residence. Contact your PFS Investments Registered Repre-
                    sentative.

                 .  You must meet the minimum investment amount for each fund
                    (except for systematic exchanges).
                 .  If you hold share certificates, PFS Shareholder Services must receive the certificates endorsed for transfer or
                    with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone   You may exchange shares by telephone up to a maximum of
                 $500,000 if you elect telephone transactions on your account application.

                 To learn more about the exchange privileges and Smith Barney mutual funds you may be eligible to exchange into, contact your PFS Investments Registered Representative or consult the SAI.

New York Portfolio

 Redeeming shares

  Redemptions   Generally, a properly completed Redemption Form with any
      by mail   required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary.

                You may redeem some or all of your shares by sending a Redemp-tion Form or other written request in proper form to PFS Shareholder Services, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. You may also reach PFS Shareholder Services by calling (800) 544-5445 or (800) 544-7278 for Span-
                ish speaking representatives or (800) 824-1721 for the TDD Line for the hearing impaired. The written request for redemp-tion must be in good order. This means that you have provided the following information. Your request will not be processed without this information.

                .  Name of the fund
                .  Account number
                .  Dollar amount or number of shares to be redeemed
                . Signature of each owner exactly as account is registered . Other documentation required by PFS Shareholder Services

                To be in good order, your request must include a signature guarantee if:

                .  The proceeds of the redemption exceed $50,000
                . The proceeds are not paid to the record owner(s) at the record address
                . The shareholder(s) has had an address change in the past 45 days
                . The shareholder(s) is a corporation, sole proprietor, part-nership, trust or fiduciary

                You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institu-tions, but not from a notary public.

                In all cases, your redemption price is the net asset value next determined after your request is received in good order. Redemption proceeds normally will be

                                                       Smith Barney Mutual Funds
                sent within three days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include signature
                guarantees.
--------------------------------------------------------------------------------
  Redemptions
 by telephone   You may redeem shares by telephone unless you elect not to accept the telephone transactions option on your account
                application. This is available only for redemptions of $50,000 or less, and the proceeds must be mailed to your address of record. In addition, you must be able to provide proper iden-
                tification information. You may not redeem by telephone if your address has changed within the past 45 days or if your shares are in certificate form. Telephone redemption requests may be made by calling PFS Shareholder Services at (800) 544-
                5445 between 8:00 a.m. and 8:00 p.m. Eastern time on any day the New York Stock Exchange is open. Requests received after the close of regular trading on the New York Stock Exchange are priced at the net asset value next computed. Orders
                received after the close of the New York Stock Exchange are priced the following day. If telephone redemptions are not available for any reason, you may use the Fund's regular
                redemption procedure described above.
--------------------------------------------------------------------------------
   Payment of   You may elect to have your redemption proceeds sent by check
   redemption   to your address of record or deposited into your bank account
     proceeds   by the Automated Clearinghouse (ACH). Wire transfers are not available on phone redemptions. You will be charged a service fee for transfers made directly to your bank by ACH.
--------------------------------------------------------------------------------
    Automatic   You can arrange for the automatic redemption of a portion of
   cash with-   your shares on a monthly or quarterly basis. To qualify you
 drawal plans   must own shares of the fund with a value of at least $10,000 and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less than 1% per month of the value of your shares subject to a deferred sales charge.

New York Portfolio

                The following conditions apply:

                .  Shares may not be represented by certificates
                .  All dividends and distributions must be reinvested

                For more information contact your PFS Investments Registered Representative or consult the SAI.

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

Signature guarantees To be in good order, your redemption request must include a signature guarantee:

 .if proceeds of the redemption exceed $50,000

 .if proceeds are not paid to the record owner at the record address

 .if shareholder has had an address change in the past 45 days

 .if shareholder is a corporation, sole proprietor, partnership, trust or fidu-ciary.

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

                                                       Smith Barney Mutual Funds

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to PFS Shareholder Services. If you hold share certificates it will take longer to exchange or redeem shares.

 Dividends, distributions and taxes

Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primar-ily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your PFS Investments Registered Rep-resentative to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to PFS Shareholder Services less than five days before the payment date will not be effective until the next distri-bution or dividend is paid.

New York Portfolio

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction              Federal tax status           New York tax status
Redemption or            Usually capital              Usually capital gain
exchange of shares       gain or loss; long-term only or loss
                         if shares owned
                         more than one year

Long-term capital gain   Taxable gain                 Taxable gain
distributions

Short-term capital gain  Ordinary income              Ordinary income
distributions
Dividends                Exempt if from               Exempt from personal
                         interest on tax- exempt      income taxes if from
                         securities, otherwise        interest on New York
                         ordinary income              municipal securities,
                                                      otherwise ordinary income

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distribu-tions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

                                                       Smith Barney Mutual Funds

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with PFS Shareholder Services before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

PFS Shareholder Services must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

New York Portfolio

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years. Certain information reflects finan-cial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout each year ended March 31:

                                   2000(/1/)  1999(/1/)   1998    1997    1996
-------------------------------------------------------------------------------
 Net asset value, beginning of
 year                               $ 13.69    $13.91   $13.16  $13.19  $12.83
-------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income                 0.68      0.68     0.72    0.74    0.75
 Net realized and unrealized gain
 (loss)                               (0.91)     0.07     0.81   (0.03)   0.35
-------------------------------------------------------------------------------
 Total income (loss) from
 operations                           (0.23)     0.75     1.53    0.71    1.10
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                (0.67)    (0.70)   (0.73)  (0.74)  (0.74)
 Net realized gains                   (0.01)    (0.27)   (0.05)     --      --
-------------------------------------------------------------------------------
 Total distributions                  (0.68)    (0.97)   (0.78)  (0.74)  (0.74)
-------------------------------------------------------------------------------
 Net asset value, end of year       $ 12.78    $13.69   $13.91  $13.16  $13.19
-------------------------------------------------------------------------------
 Total return                         (1.61)%    5.50%   11.83%   5.48%   8.71%
-------------------------------------------------------------------------------
 Net assets, end of year
 (millions)                            $482      $556     $554    $531    $558
-------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                         0.71%     0.70%    0.71%   0.75%   0.72%
 Net investment income                 5.20      4.94     5.28    5.58    5.84
-------------------------------------------------------------------------------
 Portfolio turnover rate                 33%       60%      71%     53%     36%
-------------------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/As)a result of voluntary expense limitations, the expense ratio will not exceed 0.85% for Class A shares.

                                                       Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended March 31:

                                    2000(/1/)  1999(/1/)   1998    1997    1996
--------------------------------------------------------------------------------
 Net asset value, beginning of
 year                                $ 13.68    $13.89   $13.15  $13.18  $12.84
--------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income                  0.61      0.61     0.65    0.67    0.67
 Net realized and unrealized gain
 (loss)                                (0.90)     0.07     0.80   (0.03)   0.35
--------------------------------------------------------------------------------
 Total income (loss) from
 operations                            (0.29)     0.68     1.45    0.64    1.02
--------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                 (0.60)    (0.62)   (0.66)  (0.67)  (0.68)
 Net realized gains                    (0.01)    (0.27)   (0.05)     --      --
--------------------------------------------------------------------------------
 Total distributions                   (0.61)    (0.89)   (0.71)  (0.67)  (0.68)
--------------------------------------------------------------------------------
 Net asset value, end of year        $ 12.78    $13.68   $13.89  $13.15  $13.18
--------------------------------------------------------------------------------
 Total return                          (2.09)%    5.02%   11.19%   4.96%   8.05%
--------------------------------------------------------------------------------
 Net assets, end of year
 (millions)                             $156    $  192   $  195  $  185  $  181
--------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                          1.23%     1.23%    1.23%   1.27%   1.25%
 Net investment income                  4.67      4.42     4.76    5.06    5.45
--------------------------------------------------------------------------------
 Portfolio turnover rate                  33%       60%      71%     53%     36%
--------------------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/As)a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.35% for Class B shares.

New York Portfolio

                                     Securities offered through
                                     PFS Investments Inc.
                                     -------------------------------------------
                                     MEMBER NASD    A member of citigroup [LOGO]

New York Portfolio

An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your PFS Investments Registered Representative, by calling PFS Shareholder Services at 1-800-544-5445, or by writing to the fund at 3100 Breckinridge Boulevard, Building 200, Duluth, Georgia, 30099-0062.

SB-1M

7.00

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Ex-change Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

(Investment Company Act file
no. 811-04395)

[SB]Smith Barney
[MF]Mutual Funds

Your Serious Money. Professionally Managed./SM/




P R O S P E C T U S


New York
Money Market
Portfolio

Class A and Y Shares
-------------------------------------------
July 28, 2000







The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

New York Money Market Portfolio

 Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   6

Management..................................................................   7

Choosing a class of shares to buy...........................................   8

Salomon Smith Barney brokerage accounts.....................................   9

Letter of intent: Class Y shares............................................   9

Deferred sales charges......................................................  10

Buying shares...............................................................  11

Exchanging shares...........................................................  12

Redeeming shares............................................................  14

Other things to know about share transactions...............................  16

Dividends, distributions and taxes..........................................  18

Share price.................................................................  19

Financial highlights........................................................  20

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks to provide income exempt from both federal income taxes and New York state and New York City personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

Principal Investment strategies
Key investments The fund invests at least 80% of its assets in short-term high quality New York municipal securities. These include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from New York state and New York City personal income taxes. All of the securities in which the fund invests are rated in one of the two highest short-term rating catego-ries, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securi-ties of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:
 .Uses fundamental credit analysis to estimate the relative value and attrac-
  tiveness of various securities and sectors
 .May trade between general obligation and revenue bonds, and among various rev-enue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 .Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities
 .Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

New York Money Market Portfolio

Principal risks of investing in the fund
Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short-term municipal debt instruments or money market funds, if:

 .Interest rates rise, causing the value of the fund's portfolio to decline .The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded.
 .New York municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting New York municipal issuers
 .Unfavorable legislation affects the tax-exempt status of municipal securities .The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal income taxa-tion and New York State and New York City personal income taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than New York.

Who may want to invest The fund may be an appropriate investment if you:

 .Are a New York taxpayer in a high federal tax bracket seeking current income exempt from federal income taxes and New York personal income taxes
 .Seeking exposure to short-term municipal securities at a minimum level of additional risk
 .Are looking to allocate a portion of your assets to money market securities

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 7 full calen-dar years. Class Y shares would have different performance because of its dif-ferent expenses.

                        Total Return for Class A Shares

                           [BAR GRAPH APPEARS HERE]

                        Total Return for Class A Shares

                                93       1.77%
                                94       2.13%
                                95       3.25%
                                96       2.85%
                                97       3.03%
                                98       2.84%
                                99       2.59%

                      Calendar years ended December 31

Quarterly returns:

Highest: 0.84% in 2nd quarter 1995; Lowest: 0.40% in 1st quarter 1994; Year to date: 1.62% through 6/30/00.

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class          1 year 5 years 10 years Since inception Inception date
 A             2.59%   2.91%    n/a         2.62%         9/17/92
 90 day T-bill 4.74%   5.11%    n/a         4.64%            *

* Comparison begins on September 30, 1992.

7 day yield as of December 31, 1999:

Class A: 3.83%.

New York Money Market Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)                     Class A Class Y
Maximum sales charge (load) imposed
  on purchases (as a % of offering price)                       None     None
Maximum deferred sales charge (load) (as a % of the lower of
  net asset value at purchase or redemption)                    None*    None

                         Annual fund operating expenses
(expenses deducted from fund assets)                          Class A Class Y**
Management fee                                                 0.50%    0.50%
Distribution and service (12b-1) fees                          0.10%     None
Other expenses                                                 0.07%    0.07%
                                                               -----    -----
Total annual fund operating expenses                           0.67%    0.57%

*Class A shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a con-tingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

**For Class Y shares "Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the fiscal year ended March 31, 2000.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same
 .Redemption of your shares at the end of the period

                      Number of years you own your shares

         1 year 3 years 5 years 10 years
Class A   $68    $214    $373     $835
Class Y   $58    $183    $318     $714

                                                       Smith Barney Mutual Funds

 More on the fund's investments

New York municipal securities New York municipal securities include debt obli-gations issued by certain non-New York governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on New York municipal securi-ties is exempt from federal income tax and New York personal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final matu-rities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at speci-fied intervals.

Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or part-nership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the perfor-mance of the fund.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

New York Money Market Portfolio

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC (succes-sor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup busi-nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fees During the fiscal year ended March 31, 2000, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with Salomon Smith Barney Inc. to distribute the fund's shares.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no ini-tial or deferred sales charge. Class A shares are subject to ongoing distribu-tion and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-omon Smith Barney--a dealer representative

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                           Initial        Additional
                                     Class A    Class Y   All Classes
General                              $  1,000 $15 million     $50
Salomon Smith Barney Sweep Features  variable     n/a      variable
Uniform Gift to Minors                 $250   $15 million     $50

New York Money Market Portfolio

 Salomon Smith Barney Brokerage Accounts

If you maintain certain types of securities brokerage accounts with Salomon Smith Barney, you may request that your free credit balances (i.e., immediately available funds) be invested automatically in Class A shares of a designated money market fund either daily or weekly. A complete record of fund dividends, purchases and redemptions will be included on your regular Salomon Smith Barney brokerage statement. In addition to this sweep service, shareholder of Salomon Smith Barney FMA PLUS/SM/ accounts may also take advantage of: free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Contact your Salo-mon Smith Barney Financial Consultant for more complete information.

 Letter of intent: Class Y shares

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

                                                       Smith Barney Mutual Funds

 Deferred sales charges

Class A shares
If Class A shares of the fund are acquired by exchange from another Smith Bar-ney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be sub-ject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares that represent reinvested distributions and dividends
 .Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the long-est.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for Class A shares will generally be waived:

 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

New York Money Market Portfolio

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
    Consultant   If you do not provide the following information, your order
representative   will be rejected:
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

                 Certain other investors who are clients of the selling group
   Through the   are eligible to buy shares directly from the fund.
   fund's sub-
      transfer
    agent

                 .Write the sub-transfer agent at the following address:
                      Smith Barney New York Money Market Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699

                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.


                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.


                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into.
         funds
   tailored to   .You may exchange shares only for shares of the same class of
 help meet the     another Smith Barney fund. Not all Smith Barney funds offer
 varying needs     all classes.
 of both large   .Not all Smith Barney funds may be offered in your state of
     and small     residence. Contact your Salomon Smith Barney Financial
     investors     Consultant, dealer representative or the transfer agent.

                 .You must meet the minimum investment amount for each fund.

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

--------------------------------------------------------------------------------
 Sales charges   Your shares may be subject to an initial sales charge at the time of the exchange. For more information, contact your Sal-omon Smith Barney Financial Consultant, dealer representative or the transfer agent.

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase of another fund's shares subject to a deferred sales charge.

New York Money Market Portfolio

  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------

       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

       By mail
                 For accounts held directly at the fund, send written requests to sub-transfer agent at the following address:
                      Smith Barney New York Money Market Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

New York Money Market Portfolio

  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-ments.

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

A request to purchase becomes effective only when Salomon Smith Barney, a sell-ing group member of the transfer agent receives, or converts the purchase amount into federal funds. The transfer agent will try to confirm that any tel-ephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege

New York Money Market Portfolio

 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund declares a dividend of substantially all of its net invest-ment income on each day the New York Stock Exchange (NYSE) is open. Income div-idends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distri-butions and dividends at other times if necessary for the fund to avoid a fed-eral tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distribu-tions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction              Federal tax status        New York tax status
Redemption or exchange   Usually no                Usually no gain or
of shares                gain or loss; loss        loss; loss may result to
                         may result to             extent of any deferred
                         extent of any             sales charge
                         deferred sales charge

Long-term capital gain   Taxable gain              Taxable gain
distributions

Short-term capital gain  Ordinary income           Ordinary income
distributions
Dividends                Excluded from gross       Exempt from personal
                         income if from interest   income taxes if from
                         on tax-exempt securities, interest on New York
                         otherwise ordinary income municipal securities,
                                                   otherwise ordinary
                                                   income

The fund anticipates that it will normally not earn or distribute any long-term capital gains.

New York Money Market Portfolio

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best effort to continue to maintain a constant net asset value of $1.00.

Form of Purchase Payment           Purchase is Effective and Dividends Begin
 .Payment in federal funds         If received           At the close of regular
 .Having a sufficient cash         before                trading on the
 balance in your account with     the close of          Exchange on that day
 Salomon Smith Barney or a        regular trading
 selling group member             on the Exchange:

                                  If received after     At the close of regular
                                  the close of          trading on the
                                  regular trading       Exchange on the next
                                  on the Exchange:      business day
 .Other forms of payment,
 with conversion into, or
 advance of, federal funds by     At the close of regular trading on the
 Salomon Smith Barney or a        Exchange on the next business day
 selling group member
 .Other forms of payment
 received by the transfer agent

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights table is intended to help you understand the perfor-mance of each class for the past 5 years. Certain information reflects finan-cial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares because no shares were outstanding during these fiscal years.

 For a Class A share of beneficial interest outstanding throughout each year ended March 31:

                                       2000    1999    1998    1997    1996
----------------------------------------------------------------------------
 Net asset value, beginning of year   $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Net investment income                0.027   0.027   0.030   0.028   0.038
 Dividends from
 net investment income               (0.027) (0.027) (0.030) (0.028) (0.038)
----------------------------------------------------------------------------
 Net asset value, end of year         $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Total return                          2.76%   2.72%   3.04%   2.85%   3.17%
----------------------------------------------------------------------------
 Net assets, end of year (millions)  $1,573  $1,380  $1,161    $937    $882
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/1/)                         0.67%   0.65%   0.65%   0.67%   0.67%
 Net investment income                 2.73    2.65    2.99    2.80    3.11
----------------------------------------------------------------------------

(/1/) As a result of voluntary expense limitations, the expense ratio will not exceed 0.80% for Class A shares.

New York Money Market Portfolio

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

New York Money Market Portfolio
An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http:www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

/SM/Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-04395)

FD0774 7/00

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/


P R O S P E C T U S


Massachusetts
Money Market
Portfolio
Class A and Y Shares
------------------------------------------------------------
July 28, 2000





The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Massachusetts Money Market Portfolio

Contents

Investments, risks and expenses.............................................   2
More on the fund's investments..............................................   6
Management..................................................................   7
Choosing a class of shares to buy...........................................   8
Salomon Smith Barney brokerage accounts.....................................   9
Letter of intent: Class Y shares............................................   9
Deferred sales charges......................................................  10
Buying shares...............................................................  11
Exchanging shares...........................................................  12
Redeeming shares............................................................  14
Other things to know about share transactions...............................  16
Dividends, distributions and taxes..........................................  18
Share price.................................................................  19
Financial highlights........................................................  20

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                                       Smith Barney Mutual Funds

 Investments, risks and expenses

Investment objective
The fund seeks to provide income exempt from both federal income taxes and Mas-sachusetts personal income taxes.

Principal investment strategies

Key investments The fund invests at least 80% of its assets in short-term high quality Massachusetts municipal securities. These include securities issued by the Commonwealth of Massachusetts and certain other municipal issuers, politi-cal subdivisions, agencies and public authorities that pay interest which is exempt from Massachusetts state personal income taxes. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securi-ties of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attrac-
  tiveness of various securities and sectors
 . May trade between general obligation and revenue bonds and among various reve-nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 . Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities
 . Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Massachusetts Money Market Portfolio

Principal risks of investing in the fund
Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other municipal short-term debt instruments or money market funds, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 . Massachusetts municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Massachusetts municipal issuers
 . Unfavorable legislation affects the tax-exempt status of municipal securities . The manager's judgment about the attractiveness, value, income potential or credit quality of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal income taxa-tion and Massachusetts state personal income taxation. The fund may realize taxable gains on the sale of its securities. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than Massachusetts.

Who may want to invest The fund may be an appropriate investment if you:

 . Are a Massachusetts taxpayer in a high federal tax bracket seeking current income exempt from federal income taxes and Massachusetts personal income taxes
 . Seeking exposure to short-term municipal securities at a minimum level of additional risk
 . Are looking to allocate a portion of your assets to money market securities

Because this fund commenced operations on September 14, 1999, the fund does not yet have a sufficient operating history to generate the performance information in bar chart and table form which appears in this location in the other Smith Barney Muni Funds prospectuses.

                                                       Smith Barney Mutual Funds

Fee table
This table sets forth the estimated fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)   Class A Class Y
Maximum sales charge (load) imposed          None    None
on purchases (as a % of offering price)
Maximum deferred sales charge (load)         None*   None
(as a % of the lower of net asset value at
purchase or redemption)

                         Annual fund operating expenses

(expenses deducted from fund assets)     Class A Class Y**
Management fees                           0.50%    0.50%
Distribution and service (12b-1) fees     0.10%    None
Other expenses                            0.16%    0.16%
                                          -----    -----
Total annual fund operating expenses***   0.76%    0.66%

*Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a con-tingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.
**For Class Y shares "Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the fiscal year ended March 31, 2000.
***Because the manager has voluntarily agreed to limit total annual fund oper-ating expenses to 0.65% of the fund's average net assets exclusive of 12b-1 fees and certain other expenses, actual expenses were:

                                      Class A Class Y
Management fee                         0.39%   0.39%
Total annual fund operating expenses   0.65%   0.55%

Massachusetts Money Market Portfolio

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same
 .Redemption of your shares at the end of the period

                      Number of years you own your shares

         1 year 3 years 5 years 10 years
Class A   $78    $243    $422     $942
Class Y   $67    $211    $368     $822

                                                       Smith Barney Mutual Funds

 More on the fund's investments

Massachusetts municipal securities Massachusetts municipal securities include debt obligations issued by certain non-Massachusetts governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on Massachusetts municipal securities is exempt from federal income tax and Massachusetts per-sonal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or part-nership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the perfor-mance of the fund.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of taxable money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option The fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company hav-ing the same investment objective and substantially the same investment poli-cies and restrictions as those applicable to the fund. Shareholders of the fund will be given at least 30 days prior notice of any such investment.

Massachusetts Money Market Portfolio

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC (succes-sor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup busi-nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fees The manager will receive an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with Salomon Smith Barney Inc. to distribute the fund's shares.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no ini-tial or deferred sales charge. Class A shares are subject to ongoing distribu-tion and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-omon Smith Barney--a dealer representative

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                           Initial        Additional
                                     Class A    Class Y   All Classes
General                               $1,000  $15 million     $50
Salomon Smith Barney Sweep Features  variable     n/a      variable
Uniform Gift to Minors Accounts        $250   $15 million     $50

Massachusetts Money Market Portfolio

 Salomon Smith Barney Brokerage Accounts

If you maintain certain types of securities brokerage accounts with Salomon Smith Barney, you may request that your free credit balances (i.e., immediately available funds) be invested automatically in Class A shares of a designated money market fund either daily or weekly. A complete record of fund dividends, purchases and redemptions will be included on your regular Salomon Smith Barney brokerage statement. In addition to this sweep service, shareholders of Salomon Smith Barney FMA PLUSSM accounts may also take advantage of: free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Contact your Salo-mon Smith Barney Financial Consultant for more complete information.

 Letter of intent: Class Y shares

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

                                                       Smith Barney Mutual Funds

 Deferred sales charges

If Class A shares of the fund are acquired by exchange from another Smith Bar-ney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be sub-ject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares that represent reinvested distributions and dividends
 .Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the long-est.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for Class A shares will generally be waived:

 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, con-tact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").


Massachusetts Money Market Portfolio

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or
        dealer
representative

                 If you do not provide the following information, your order will be rejected:
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Certain investors who are clients of the selling group are
   fund's sub-   eligible to buy shares directly from the fund.
      transfer
         agent

                 .Write the sub-transfer agent at the following address:
                      Smith Barney Massachusetts Money Market Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699
                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into.
         funds
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 .You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Con-sultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund. .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

--------------------------------------------------------------------------------
 Sales charges   Your shares may be subject to an initial sales charge at the time of the exchange. For more information, contact your Sal-omon Smith Barney Financial Consultant, dealer representative or the transfer agent.

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase of another fund's shares subject to a deferred sales charge.

Massachusetts Money Market Portfolio

  By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                      Smith Barney Massachusetts Money Market Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

Massachusetts Money Market Portfolio

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                 Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-ments.

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

A request to purchase becomes effective only when Salomon Smith Barney, a sell-ing group member of the transfer agent receives, or converts the purchase amount into federal funds. The transfer agent will try to confirm that any tel-ephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the sub-transfer agent
 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

Massachusetts Money Market Portfolio

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund declares a dividend of substantially all of its net invest-ment income on each day the New York Stock Exchange (NYSE) is open. Income div-idends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distri-butions and dividends at other times if necessary for the fund to avoid a fed-eral tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distribu-tions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                Federal tax status     Massachusetts tax status
Redemption or exchange of  Usually no gain or     Usually no gain or
shares                     loss; loss may result  loss; loss may
                           to extent of any       result to extent of
                           deferred sales charge  any deferred sales
                                                  charge
Long-term capital gain     Taxable gain           Taxable gain
distributions
Short-term capital gain    Ordinary income        Ordinary income
distributions
Dividends                  Excluded from gross    Exempt from personal
                           income if from         income taxes if from
                           interest on tax-exempt interest on
                           securities, otherwise  Massachusetts
                           ordinary income        municipal
                                                  securities,
                                                  otherwise ordinary
                                                  income

The fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of

Massachusetts Money Market Portfolio
shares during the previous year. If you do not provide the fund with your cor-rect taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best effort to continue to maintain a constant net asset value of $1.00.

                                           Purchase is Effective and Dividends
Form of Purchase Payment                                  Begin
 .Payment in federal funds                 If received before At the close of
 .Having a sufficient cash balance in      the close of       regular trading on
 your account with Salomon Smith Barney   regular trading on the Exchange on
 or a selling group member                the Exchange:      that day
                                          If received after  At the close of
                                          the close of       regular trading on
                                          regular trading on the Exchange on
                                          the Exchange:      the next business
                                                             day
 .Other forms of payment, with conversion  At the close of regular trading on
 into, or advance of, federal funds by    the Exchange on the next business day
 Salomon Smith Barney or a selling group
 member
 .Other forms of payment received by the
 transfer agent

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights table is intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent audi-tors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares because no shares were outstanding during the fiscal period.

 For a Class A share of beneficial interest outstanding throughout the period ended March 31:

                                        2000(/1/)
-------------------------------------------------------------
 Net asset value, beginning of period     $1.00
-------------------------------------------------------------
 Net investment income(/2/)               0.016
 Dividends from net investment income    (0.016)
-------------------------------------------------------------
 Net asset value, end of period           $1.00
-------------------------------------------------------------
 Total return++                            1.66%
-------------------------------------------------------------
 Net assets, end of period (millions)      $260
-------------------------------------------------------------
 Ratios to average net assets+:
 Expenses(/2/)(/3/)                        0.65%
 Net investment income                     3.05
-------------------------------------------------------------
(/1/For)the period from September 14, 1999 to March 31, 2000.

(/2/The)manager waived a portion of its fees for the period ended March 31, 2000. If such fees were not waived, the per share decrease on net invest-ment income and the actual expense ratio would have been as follows:

            Per Share Decreases to Expense Ratios
            Net Investment Income  Without Waivers
2000 (/1/)          $0.001              0.76%
--------------------------------------------------

(/3/As)a result of voluntary expense limitations, the expense ratio will not exceed 0.65%.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

Massachusetts Money Market Portfolio

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Massachusetts
Money Market Portfolio
An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Ex-change Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-04395)
FD01673 7/00

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money Professionally Managed.(SM)

P R O S P E C T U S


California
Money Market
Portfolio
Class A and Y Shares
------------------------------
July 28, 2000



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

California Money Market Portfolio

 Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   6

Management..................................................................   7

Choosing a class of shares to buy...........................................   8

Salomon Smith Barney brokerage accounts.....................................   9

Letter of intent: Class Y shares............................................   9

Deferred sales charges......................................................   9

Buying shares...............................................................  11

Exchanging shares...........................................................  12

Redeeming shares............................................................  14

Other things to know about share transactions...............................  16

Dividends, distributions and taxes..........................................  18

Share price.................................................................  19

Financial highlights........................................................  20

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks to provide income exempt from both federal income taxes and Cal-ifornia personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.

Principal investment strategies
Key investments The fund invests at least 80% of its assets in short-term high quality California municipal securities. These include securities issued by the State of California and certain other municipal issuers, political subdivi-sions, agencies and public authorities that pay interest which is exempt from California state personal income taxes. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturi-ties of 397 days or less. The fund maintains a dollar-weighted average portfo-lio maturity of 90 days or less.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securi-ties of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:

 .Uses fundamental credit analysis to estimate the relative value and attrac-
  tiveness of various securities and sectors
 .May trade between general obligation and revenue bonds and among various reve-nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 .Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities
 .Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

California Money Market Portfolio

Principal risks of investing in the fund
Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short-term municipal debt instruments or money market funds, if:

 .Interest rates rise, causing the value of the fund's portfolio to decline .The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded .California municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting California municipal issuers
 .Unfavorable legislation affects the tax-exempt status of municipal securities .The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal income taxa-tion and California state personal income taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures con-tracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than California.

Who may want to invest The fund may be an appropriate investment if you:

 .Are a California taxpayer in a high federal tax bracket seeking current income exempt from federal income taxes and California personal income taxes
 .Seeking exposure to short-term municipal securities at a minimum level of additional risk
 .Are looking to allocate a portion of your assets to money market securities

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 9 full calen-dar years. Class Y shares would have different performance because of its dif-ferent expenses.


                        Total Return for Class A Shares

                            [BAR GRAPH APPEARS HERE]

  1991     1992     1993     1994     1995     1996     1997     1998    1999
 -----    -----    -----    -----    -----    -----    -----    -----   -----
 3.88%    2.29%    1.81%    2.30%    3.32%    2.97%    2.98%    2.72%   2.45%


                       Calendar years ended December 31


Quarterly returns:

Highest: 0.99% in 1st quarter 1991; Lowest: 0.42% in 1st quarter 1993

Year to date: 1.40% through 6/30/00.

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the 90-day Treasury bill. This table assumes redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class          1 year 5 years 10 years Since inception Inception date
 A             2.45%   2.89%    n/a         2.90%         05/10/90
 Y             2.55%    n/a     n/a         2.89%         07/19/96
 90 day T-bill 4.74%   5.11%    n/a         4.82%            *

* Comparison begins on May 31, 1990.

7 day yield as of December 31, 1999:

Class A: 3.37%; Class Y: 3.46%.

California Money Market Portfolio

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)                     Class A Class Y
Maximum sales charge (load) imposed on purchases
  (as a % of offering price)                                   None    None
Maximum deferred sales charge (load) (as a % of the lower of
  net asset value at purchase or redemption)                   None*   None

                         Annual fund operating expenses

(expenses deducted from fund assets)
Management fees                        0.50% 0.50%
Distribution and service (12b-1) fees  0.10%  None
Other expenses                         0.06% 0.05%
                                       ----- -----
Total annual fund operating expenses   0.66% 0.55%
                                       ===== =====

*Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a con-tingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same
 .Redemption of your shares at the end of the period

                      Number of years you own your shares

         1 year 3 years 5 years 10 years
Class A   $67    $211    $368     $822
Class Y   $56    $176    $307     $689

                                                       Smith Barney Mutual Funds

 More on the fund's investments

California municipal securities California municipal securities include debt obligations issued by certain non-California governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on California municipal securities is exempt from federal income tax and California personal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securi-ties in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or vari-able rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or part-nership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the perfor-mance of the fund.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of taxable money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

California Money Market Portfolio

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC (succes-sor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup busi-nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fees During the fiscal year ended March 31, 2000, the manager received an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with Salomon Smith Barney Inc. to distribute the fund's shares.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no ini-tial or deferred sales charge. Class A shares are subject to ongoing distribu-tion and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-omon Smith Barney--a dealer representative

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                           Initial        Additional
                                     Class A    Class Y   All Classes
General                              $  1,000 $15 million     $50
Salomon Smith Barney Sweep Features  variable     n/a      variable
Uniform Gift to Minors Accounts        $250   $15 million     $50

California Money Market Portfolio

 Salomon Smith Barney Brokerage Accounts

If you maintain certain types of securities brokerage accounts with Salomon Smith Barney, you may request that your free credit balances (i.e., immediately available funds) be invested automatically in Class A shares of a designated money market fund either daily or weekly. A complete record of fund dividends, purchases and redemptions will be included on your regular Salomon Smith Barney brokerage statement. In addition to this sweep service, shareholders of Salomon Smith Barney FMA PLUS SM accounts may also take advantage of: free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Contact your Salo-mon Smith Barney Financial Consultant for more complete information.

 Letter of intent: Class Y shares

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 Deferred sales charges

Class A shares
If Class A shares of the fund are acquired by exchange from another Smith Bar-ney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be sub-ject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares that represent reinvested distributions and dividends
 .Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the long-est.

                                                       Smith Barney Mutual Funds

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for Class A shares will generally be waived:

 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, con-tact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

California Money Market Portfolio

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   If you do not provide the following information, your order
        dealer   will be rejected:
representative
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

                 Certain investors who are clients of the selling group are
   Through the   eligible to buy shares directly from the fund.
   fund's sub-
      transfer
    agent

                 .Write the sub-transfer agent at the following address:
                      Smith Barney California Money Market Portfolio Smith Barney Muni Funds (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699

                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.


                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into.
         funds
   tailored to   .You may exchange shares only for shares of the same class of
 help meet the     another Smith Barney fund. Not all Smith Barney funds offer
 varying needs     all classes.
 of both large   .Not all Smith Barney funds may be offered in your state of
     and small     residence. Contact your Salomon Smith Barney Financial
     investors     Consultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
 Sales charges   Your shares may be subject to an initial sales charge at the time of the exchange. For more information, contact your Sal-omon Smith Barney Financial Consultant, dealer representative or the transfer agent.

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase of another fund's shares subject to a deferred sales charge.

California Money Market Portfolio

  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------

       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

       By mail
                 For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                      Smith Barney California Money Market Portfolio Smith Barney Muni Funds
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

California Money Market Portfolio

  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-ments.

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

A request to purchase becomes effective only when Salomon Smith Barney, a sell-ing group member of the transfer agent receives, or converts the purchase amount into, federal funds. The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

California Money Market Portfolio

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund declares a dividend of substantially all of its net invest-ment income on each day the New York Stock Exchange (NYSE) is open. Income div-idends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distri-butions and dividends at other times if necessary for the fund to avoid a fed-eral tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distribu-tions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction              Federal tax status       California tax status
Redemption or exchange   Usually no gain or loss; Usually no gain or
of shares                loss may result to       loss; loss may result
                         extent of any deferred   to extent of any
                         sales charge             deferred sales charge

Long-term capital gain   Taxable gain             Taxable gain
distributions

Short-term capital gain  Ordinary income          Ordinary income
distributions
Dividends                Excluded from gross      Exempt from
                         income if from           personal income
                         interest on tax-exempt   taxes if from interest
                         securities, otherwise    on California
                         ordinary income          municipal securities,
                                                  otherwise ordinary
                                                  income

The fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and

California Money Market Portfolio
dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best effort to continue to maintain a constant net asset value of $1.00.

Form of Purchase
Payment                       Purchase is Effective and Dividends Begin
 .Payment in federal           If received before                  At the close of
  funds                       the close of regular                regular trading
                              trading on the                      on the Exchange
                              Exchange:                           on that day
 .Having a sufficient          If received after the               At the close of
  cash balance in             close of regular                    regular trading on
  your                        trading on the                      the Exchange on the
  account with                Exchange:                           next business day
  Salomon Smith
  Barney or a selling
  group member
 .Other forms of               At the close of regular trading on the Exchange
  payment, with               on the next business day
  conversion into, or
  advance of, federal
  funds by Salomon
  Smith Barney or a
  selling group
  member
 . Other forms of
  payment received by
  the transfer agent

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent audi-tors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class A share of beneficial interest outstanding throughout each year ended March 31:

                            2000      1999    1998    1997    1996
------------------------------------------------------------------------------
 Net asset value,
 beginning of year         $1.00     $1.00   $1.00   $1.00   $1.00
------------------------------------------------------------------------------
 Net investment
 income(/1/)               0.025     0.026   0.029   0.028   0.032
 Dividends from net
 investment income        (0.025)  (0.026)  (0.029) (0.028) (0.032)
------------------------------------------------------------------------------
 Net asset value, end of
 year                      $1.00     $1.00   $1.00   $1.00   $1.00
------------------------------------------------------------------------------
 Total return              2.49%     2.61%   2.98%   2.79%   3.22%
------------------------------------------------------------------------------
 Net assets, end of year
 (millions)               $3,095    $2,136  $1,789  $1,400  $1,346
------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses(/1/)(/2/)        0.66%     0.64%   0.63%   0.67%   0.64%
 Net investment income      2.46      2.55    2.92    2.75    3.15
------------------------------------------------------------------------------



(/1/) The manager has waived part of its fees for the year ended March 31, 1996. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would be as follows:

         Net Investment Income Per   Expense Ratios
              Share Decreases      Without Fee Waivers
                   1996                   1996
------------------------------------------------------
Class A           $0.000*                 0.65%
------------------------------------------------------

(/2/) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80% for Class A shares.

*  Amount represents less than $0.01.

California Money Market Portfolio

 For a Class Y share of beneficial interest outstanding throughout each year ended March 31, except where noted:

                                          2000     1999     1998  1997(/1/)
--------------------------------------------------------------------------------
 Net asset value, beginning of year      $1.00    $1.00    $1.00      $1.00
--------------------------------------------------------------------------------
 Net investment income                   0.025    0.026    0.031      0.020
 Dividends from net investment income   (0.025)  (0.026)  (0.031)    (0.020)
--------------------------------------------------------------------------------
 Net asset value, end of year            $1.00    $1.00    $1.00      $1.00
--------------------------------------------------------------------------------
 Total return                            2.57%    2.60%    3.09%      2.04%(/2/)
--------------------------------------------------------------------------------
 Net assets, end of year (000's)            $2       $2   $3,413     $7,405
--------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/3/)                           0.55%    0.51%    0.54%      0.56%(/4/)
 Net investment income                    2.58  2.68     3.01     2.77(/4/)
--------------------------------------------------------------------------------

(/1/) For the period from July 19, 1996 (inception date) to March 31, 1997. (/2/) Total return is not annualized, as it may not be representative of the total return for the year.

(/3/) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.70% for Class Y shares.
(/4/) Annualized.


                                                       Smith Barney Mutual Funds

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

California Money Market Portfolio

An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

/SM/Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-04395)

FD0773 7/00

[SMITH BARNEY MUTUAL FUNDS LOGO] SMITH BARNEY MUTUAL FUNDS
YOURS SERIOUS MONEY. PROFESSIONALLY MANAGED. (TM)


PROSPECTUS


PENNSYLVANIA
PORTFOLIO
CLASS A, B, L AND Y SHARES
-----------------------------------------------
JULY 28, 2000



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

PENNSYLVANIA PORTFOLIO

   CONTENTS


Investments, risks and performance.........................    2

More on the fund's investments.............................    7

Management.................................................    9

Choosing a class of shares to buy..........................   10

Comparing the fund's classes...............................   11

Sales charges..............................................   12

More about deferred sales charges..........................   15

Buying shares..............................................   16

Exchanging shares..........................................   17

Redeeming shares...........................................   19

Other things to know about share transactions..............   21

Dividends, distributions and taxes.........................   23

Share price................................................   25

Financial highlights.......................................   25

YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


1  Pennsylvania Portfolio

   INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The fund seeks as high a level of income exempt from federal income taxes and Pennsylvania personal income taxes as is consistent with prudent investing.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests at least 80% of its net assets in municipal securities, and at least 65% of its net assets in Pennsylvania municipal securities. Pennsylvania municipal securities include securities issued by the Commonwealth of Pennsylvania and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from Pennsylvania state personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase from five to more than thirty years. The fund invests exclusively in municipal securities that are rated investment grade at the time of purchase or are of comparable quality if unrated. At least two-thirds of the municipal securities must be rated, at the time of purchase, within the three highest investment grade rating categories by a nationally recognized rating organization.

SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values and their impact on the level of dividends generated by the overall portfolio

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

- Considers the yield available for securities with different maturities and a security's maturity in light of the outlook for the issuer and its sector and interest rates


2  Pennsylvania Portfolio

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

- Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- Pennsylvania municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Pennsylvania municipal issuers

- Unfavorable legislation affects the tax-exempt status of municipal bonds

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal income taxation and Pennsylvania state personal income taxation. The fund may realize taxable gains on the sale of its securities or on transactions in futures contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than Pennsylvania.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST  The fund may be an appropriate investment if you:

- Are a Pennsylvania taxpayer in a high federal tax bracket seeking income exempt from federal income taxes and Pennsylvania personal income taxes

- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state


                                                   Smith Barney Mutual Funds   3

RISK RETURN BAR CHART

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 5 full calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                          TOTAL RETURN CLASS A SHARES
[Bar Chart]

95                                               96                     97                     98                     99
--                                               --                     --                     --                     --
19.52                                           4.06                    12                    5.76                  -6.24

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS:

Highest: 8.04% in 1st quarter 1995; Lowest: (2.69)% in 4th quarter 1999 Year to date: 4.53% through 6/30/00.

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds, and the Lipper Pennsylvania Municipal Debt Funds Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 1999

      CLASS         1 YEAR    5 YEARS   10 YEARS   SINCE INCEPTION   INCEPTION DATE
        A          (9.97)%    5.80%      n/a         5.17%             4/4/94
        B          (10.17)%   5.96%      n/a         4.92%            6/20/94
        L          (8.59)%    5.84%      n/a         5.12%             4/5/94
   Lehman Index    (2.06)%    6.91%     6.89%        5.98%               *
  Lipper Average   (4.70)%    5.71%     6.20%        4.86%               *

*Index comparison begins on April 30, 1994.



4  Pennslyvania Portfolio

FEE TABLE
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                SHAREHOLDER FEES

  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A   CLASS B   CLASS L   CLASS Y
  Maximum sales charge (load) imposed on
  purchases (as a % of offering price)       4.00%      None     1.00%     None

  Maximum deferred sales charge (load) (as
  a % of the lower of net asset value at
  purchase or redemption)                    None*     4.50%     1.00%     None

                         ANNUAL FUND OPERATING EXPENSES

  (EXPENSES DEDUCTED FROM ASSETS)  CLASS A   CLASS B   CLASS L   CLASS Y**
  Management fee***                0.45%     0.45%     0.45%      0.45%

  Distribution and service
    (12b-1) fees                   0.15%     0.65%     0.70%      None
  Other expenses                   0.15%     0.16%     0.17%      0.15%
                                    -----     -----     -----      -----

  Total annual fund operating
    expenses                       0.75%     1.26%     1.32%      0.60%
  Management fee                   0.33%     0.33%     0.33%      0.33%

  Total annual fund operating
  expenses                         0.63%     1.15%     1.20%      0.48%

  *You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 **For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the fiscal year ended March 31, 2000.

***Because the manager has voluntarily agreed to limit total annual fund operating expenses to 0.65% of the fund's average net assets exclusive of 12b-1 fees and certain other expenses, actual expenses were:

The manager may change or eliminate these expense limits at any time.



                                                   Smith Barney Mutual Funds   5

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES

                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
  Class A (with or without
  redemption)                          $474     $630      $800      $1,293

  Class B (redemption at end of
  period)                              $578     $700      $792      $1,382
  Class B (no redemption)              $128     $400      $692      $1,382

  Class L (redemption at end of
  period)                              $333     $514      $816      $1,674
  Class L (no redemption)              $233     $514      $816      $1,674

  Class Y (with or without
  redemption)                          $ 61     $192      $335      $  750


6  Pennslyvania Portfolio

   MORE ON THE FUND'S INVESTMENTS

PENNSYLVANIA MUNICIPAL SECURITIES Pennsylvania municipal securities include debt obligations issued by certain non-Pennsylvania governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on these bonds is exempt from federal income tax and Pennsylvania personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Pennsylvania municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

OTHER DEBT SECURITIES The fund may invest up to 35% of its assets in municipal securities of non-Pennsylvania issuers. These securities will generally be exempt from federal, but not Pennsylvania income taxes. The fund may also invest up to 20% of its assets in debt securities which are issued or guaranteed by the full faith and credit of the U.S. government. These securities will generally be subject to federal and state taxation.

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as financial futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates

- As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. The other parties to certain futures contracts present the same types of default risk as issuers of fixed income securities.


                                               Smith and Barney Mutual Funds   7

The fund may invest in inverse floating rate securities. These securities pay interest at a rate which moves in the opposite direction from movements in market interest rates. Inverse floaters and futures are volatile and involve leverage which may expose the fund to increased risk of loss. Therefore, using futures or inverse floaters can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on futures of inverse floaters used for hedging purposes if changes in their value do not correspond accurately to changes in the value of the fund's holdings. Futures and inverse floaters can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


8  Pennslyvania Portfolio

   MANAGEMENT

MANAGER The fund's investment adviser (the manager) is SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Peter M. Coffey, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund commenced operations in April 1994. Mr. Coffey has 31 years of securities business experience with the manager or its predecessor.

MANAGEMENT FEES During the fiscal year ended March 31, 2000, the manager received an advisory fee equal to 0.45% of the fund's average daily net assets.

DISTRIBUTOR The fund has entered into an agreement with Salomon Smith Barney Inc. to distribute the fund's shares.

DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a subtransfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.


                                                    Smith Barney Mutual Funds  9

   CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

- A Salomon Smith Barney Financial Consultant

- An investment dealer in the selling group or a broker that clears through Salomon Smith Barney--a dealer representative

- The fund, but only if you are investing through certain dealer representatives

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                  INITIAL              ADDITIONAL
                                       CLASSES A, B, L     CLASS Y     ALL CLASSES
  General                                $1,000          $15 million       $50

  Monthly Systematic Investment Plans     $25                    n/a       $25

  Quarterly Systematic Investment
  Plans                                   $50                    n/a       $50

  Uniform Gift to Minors Accounts         $250           $15 million       $50


10  Pennsylvania Portfolio

   COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

                            CLASS A           CLASS B           CLASS L           CLASS Y
KEY FEATURES            - Initial sales   - No initial      - Initial sales   - No initial or
                          charge            sales charge      charge is         deferred
                        - You may         - Deferred          lower than        sales charge
                          qualify for       sales charge      Class A         - Must invest
                          reduction or      declines over   - Deferred          at least $15
                          waiver of         time              sales charge      million
                          initial sales   - Converts to       for only 1      - Lower annual
                          charge            Class A after     year              expenses than
                        - Lower annual      8 years         - Does not          the other
                          expenses than   - Higher annual     convert to        classes
                          Class B and       expenses than     Class A
                          Class L           Class A         - Higher annual
                                                              expenses than
                                                              Class A
---------------------------------------------------------------------------------------------
INITIAL SALES CHARGE    Up to 4.00%;      None              1.00%             None
                        reduced for
                        large purchases
                        and waived for
                        certain
                        investors. No
                        charge for
                        purchases of
                        $500,000 or
                        more
---------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE   1.00% on          Up to 4.50%       1.00% if you      None
                        purchases of      charged when      redeem within 1
                        $500,000 or       you redeem        year of
                        more if you       shares. The       purchase
                        redeem within 1   charge is
                        year of           reduced over
                        purchase          time and there
                                          is no deferred
                                          sales charge
                                          after 6 years
---------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION     0.15% of          0.65% of          0.70% of          None
AND SERVICE FEES        average daily     average daily     average daily
                        net assets        net assets        net assets
---------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*     Class A shares    Class B shares    Class L shares    Class Y shares
                        of most Smith     of most Smith     of most Smith     of most Smith
                        Barney funds      Barney funds      Barney funds      Barney funds
---------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


                                                  Smith Barney Mutual Funds   11

   SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                            SALES CHARGE AS A % OF
                                       OFFERING              NET AMOUNT
          AMOUNT OF PURCHASE           PRICE (%)            INVESTED (%)
  Less than $25,000                     4.00                  4.17
  $25,000 but less than $50,000         3.50                  3.63
  $50,000 but less than $100,000        3.00                  3.09
  $100,000 but less than $250,000       2.50                  2.56
  $250,000 but less than $500,000       1.50                  1.52
  $500,000 or more                      0.00                  0.00

INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

- Accumulation privilege - lets you combine the current value of Class A shares owned

  - by you, or

  - by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

- Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.


12  Pennsylvania Portfolio

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

- Employees of members of the NASD

- Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

    YEAR AFTER PURCHASE     1ST   2ND   3RD   4TH   5TH   6TH THROUGH 8TH
  Deferred sales charge     4.5%   4%    3%    2%    1%          0%

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                         Shares issued: On      Shares issued: Upon
                         reinvestment of        exchange from another
  Shares issued: At      dividends and          Smith Barney fund
  initial purchase       distributions

  Eight years after the  In same proportion     On the date the
  date of purchase       as the number of       shares originally
                         Class B shares         acquired would have
                         convert-ing is to      converted into Class
                         total Class B shares   A shares
                         you own (excluding
                         shares issued as
                         dividends)


                                                   Smith Barney Mutual Funds  13

CLASS L SHARES

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


14  Pennsylvania Portfolio

   MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


                                                  Smith Barney Mutual Funds   15

   BUYING SHARES


           Through a   You should contact your Salomon Smith Barney
       Salomon Smith   Financial Consultant or dealer representative to
    Barney Financial   open a brokerage account and make arrangements
      representative   to buy shares.

                       If you do not provide the following information, your order will be rejected:

                       - Class of shares being bought
                       - Dollar amount or number of shares being bought

                       You should pay for your shares through your
                       brokerage account no later than the third
                       business day after you place your order. Salomon
                       Smith Barney or your dealer representative may
                       charge an annual account maintenance fee.
-----------------------------------------------------------------------
         Through the   Certain investors who are clients of the selling
 fund's sub-transfer   group are eligible to buy shares directly from
               agent   the fund.

                       - Write the sub-transfer agent at the following
                         address:
                           SMITH BARNEY PENNSYLVANIA PORTFOLIO
                           SMITH BARNEY MUNI FUNDS
                           (SPECIFY CLASS OF SHARES)
                           C/O PFPC GLOBAL FUND SERVICES
                           P.O. BOX 9699
                           PROVIDENCE, RI 02940-9699
                       - Enclose a check made payable to the fund to
                         pay for the shares. For initial purchases,
                         complete and send an account application.
                       - For more information, call the transfer agent
                         at 1-800-451-2010.
-----------------------------------------------------------------------
           Through a   You may authorize Salomon Smith Barney, your
          systematic   dealer representative or the sub-transfer agent
     investment plan   to transfer funds automatically from a regular
                       bank account, cash held in a Salomon Smith
                       Barney brokerage account or Smith Barney money
                       market fund to buy shares on a regular basis.

                       - Amounts transferred should be at least: $25
                         monthly or $50 quarterly
                       - If you do not have sufficient funds in your
                         account on a transfer date, Salomon Smith
                         Barney, your dealer representative or the sub-transfer agent may charge you a fee

                       For more information, contact your Salomon Smith
                       Barney Financial Consultant, dealer
                       representative or the transfer agent or consult the SAI.


16  Pennsylvania Portfolio

   EXCHANGING SHARES

 Smith Barney offers   You should contact your Salomon Smith Barney
       a distinctive   Financial Consultant or dealer representative
     family of funds   to exchange into other Smith Barney funds. Be
    tailored to help   sure to read the prospectus of the Smith
    meet the varying   Barney fund you are exchanging into. An
       needs of both   exchange is a taxable transaction.
     large and small
           investors   - You may exchange shares only for shares of
                         the same class of another Smith Barney fund.
                         Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                         in your state of residence. Contact your
                         Salomon Smith Barney Financial Consultant,
                         dealer representative or the transfer
                         agent.
                       - You must meet the minimum investment amount
                         for each fund (except for systematic
                         exchanges).
                       - If you hold share certificates, the
                         sub-transfer agent must receive the
                         certificates endorsed for transfer or with
                         signed stock powers (documents transferring
                         ownership of certificates) before the
                         exchange is effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
           Waiver of   Your shares will not be subject to an initial
          additional   sales charge at the time of the exchange.
       sales charges
                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase. If the fund you exchange
                       into has a higher deferred sales charge, you
                       will be subject to that charge. If you
                       exchange at any time into a fund with a lower
                       charge, the sales charge will not be reduced.
--------------------------------------------------------------------



                                                  Smith Barney Mutual Funds   17


        By telephone   If you do not have a brokerage account, you
                       may be eligible to exchange shares through
                       the transfer agent. You must complete an
                       authorization form to authorize telephone
                       transfers. If eligible, you may make
                       telephone exchanges on any day the New York
                       Stock Exchange is open. Call the transfer
                       agent at 1-800-451-2010 between 9:00 a.m. and
                       4:00 p.m. (Eastern time).

                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have a Salomon Smith Barney
                       brokerage account, contact your dealer
                       representative or write to the sub-transfer
                       agent at the address on the following page.


18  Pennsylvania Portfolio

   REDEEMING SHARES

           Generally   Contact your Salomon Smith Barney Financial
                       Consultant or dealer representative to redeem
                       shares of the fund.

                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                       If the shares are held by a fiduciary or corporation, other documents may be required.
                       Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                       If you have a Salomon Smith Barney brokerage
                       account, your redemption proceeds will be
                       placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the sub-transfer agent at
                       the following address:
                            SMITH BARNEY PENNSYLVANIA PORTFOLIO
                            SMITH BARNEY MUNI FUNDS
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, RI 02940-9699
                       Your written request must provide the
                       following:
                       - Your account number
                       - The class of shares and the dollar amount
                         or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                         account is registered
--------------------------------------------------------------------


                                                  Smith Barney Mutual Funds   19


        By telephone   If you do not have a brokerage account, you
                       may be eligible to redeem shares in amounts
                       up to $10,000 per day through the transfer
                       agent. You must complete an authorization
                       form to authorize telephone redemptions. If
                       eligible, you may request redemptions by
                       telephone on any day the New York Stock
                       Exchange is open. Call the transfer agent at
                       1-800-451-2010 between 9:00 a.m. and 4:00
                       p.m. (Eastern time).

                       Your redemption proceeds can be sent by check
                       to your address of record or by wire transfer
                       to a bank account designated on your
                       authorization form. You must submit a new
                       authorization form to change the bank account
                       designated to receive wire transfers and you
                       may be asked to provide certain other
                       documents.
--------------------------------------------------------------------
           Automatic   You can arrange for the automatic redemption
                cash   of a portion of your shares on a monthly or
          withdrawal   quarterly basis. To qualify you must own
               plans   shares of the fund with a value of at least
                       $10,000 and each automatic redemption must be
                       at least $50. If your shares are subject to a
                       deferred sales charge, the sales charge will
                       be waived if your automatic payments do not
                       exceed 1% per month of the value of your
                       shares subject to a deferred sales charge.

                       The following conditions apply:
                       - Your shares must not be represented by
                         certificates
                       - All dividends and distributions must be
                         reinvested

                       For more information, contact your Salomon
                       Smith Barney Financial Consultant or dealer representative or consult the SAI.


20  Pennsylvania Portfolio

   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

- Are redeeming over $10,000 of shares

- Are sending signed share certificates or stock powers to the sub-transfer agent

- Instruct the sub-transfer agent to mail the check to an address different from the one on your account

- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions


                                                   Smith Barney Mutual Funds  21

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


22  Pennsylvania Portfolio

   DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

                                                    PENNSYLVANIA
       TRANSACTION        FEDERAL TAX STATUS         TAX STATUS

  Redemption or          Usually capital gain   Usually capital gain
  exchange of shares     or loss; long-term     or loss
                         only if shares owned
                         more than one year

  Long-term capital      Taxable gain           Taxable gain
  gain distributions

  Short-term capital     Ordinary income        Ordinary income
  gain distributions

  Dividends              Excluded from gross    Exempt from personal
                         income if from         income taxes if from
                         interest on            interest on
                         tax-exempt             Pennsylvania
                         securities, otherwise  municipal securities,
                         ordinary income        otherwise ordinary
                                                income


                                                  Smith Barney Mutual Funds   23

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


24  Pennsylvania Portfolio

   SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service. If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

   FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares because no shares were outstanding during these fiscal years.


                                                   Smith Barney Mutual Funds  25

             FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:

                                   2000(1)   1999(1)    1998      1997     1996(1)
----------------------------------------------------------------------------------
Net asset value, beginning of
  year                              $13.44    $13.54    $12.66    $12.62    $12.40
----------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(2)            0.67      0.66      0.73      0.71      0.70
  Net realized and unrealized
    gain (loss)                      (1.25)     0.08      0.95      0.04      0.29
----------------------------------------------------------------------------------
Total income (loss) from
  operations                         (0.58)     0.74      1.68      0.75      0.99
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (0.66)    (0.69)    (0.69)    (0.71)    (0.72)
  Net realized gains                 (0.02)    (0.15)    (0.11)       --     (0.05)
----------------------------------------------------------------------------------
Total distributions                  (0.68)    (0.84)    (0.80)    (0.71)    (0.77)
----------------------------------------------------------------------------------
Net asset value, end of year        $12.18    $13.44    $13.54    $12.66    $12.62
----------------------------------------------------------------------------------
Total return                         (4.31)%    5.61%    13.52%     6.11%     8.08%
----------------------------------------------------------------------------------
Net assets, end of year (000s)     $27,978   $31,718   $15,955   $15,152   $11,847
----------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(2)(3)                      0.63%     0.50%     0.37%     0.37%     0.38%
  Net investment income               5.29      4.94      5.46      5.66      5.57
----------------------------------------------------------------------------------
Portfolio turnover rate                 54%       49%       81%      122%       88%
----------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived all or a portion of its fees for the years ended March 31, 2000, 1999, 1998, 1997 and 1996. In addition, the manager reimbursed expenses of $23,433 for the year ended March 31, 1996. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

                                                         EXPENSE RATIOS
                 NET INVESTMENT INCOME PER         WITHOUT FEE WAIVERS AND/OR
                      SHARE DECREASES                EXPENSE REIMBURSEMENTS
             2000   1999   1998   1997   1996   2000   1999   1998   1997   1996
    -----------------------------------------------------------------------------
    Class A  $0.01  $0.03  $0.05  $0.06  $0.07  0.75%  0.75%  0.79%  0.82%  0.93%
    -----------------------------------------------------------------------------

(3) As a result of voluntary expense limitations, expense ratios will not exceed 0.80% for Class A shares.


26  Pennsylvania Portfolio

             FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
                      THROUGHOUT EACH YEAR ENDED MARCH 31:

                                   2000(1)   1999(1)    1998      1997     1996(1)
----------------------------------------------------------------------------------
Net asset value, beginning of
  year                              $13.42    $13.52    $12.64    $12.61    $12.39
----------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(2)            0.60      0.60      0.65      0.65      0.64
  Net realized and unrealized
    gain (loss)                      (1.24)     0.07      0.96      0.03      0.29
----------------------------------------------------------------------------------
Total income (loss) from
  operations                         (0.64)     0.67      1.61      0.68      0.93
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (0.59)    (0.62)    (0.62)    (0.65)    (0.66)
  Net realized gains                 (0.02)    (0.15)    (0.11)       --     (0.05)
----------------------------------------------------------------------------------
Total distributions                  (0.61)    (0.77)    (0.73)    (0.65)    (0.71)
----------------------------------------------------------------------------------
Net asset value, end of year        $12.17    $13.42    $13.52    $12.64    $12.61
----------------------------------------------------------------------------------
Total return                         (4.78)%    5.07%    12.97%     5.56%     7.61%
----------------------------------------------------------------------------------
Net assets, end of year (000s)     $26,296   $25,234   $19,268   $15,559   $13,131
----------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(2)(3)                      1.15%     1.01%     0.89%     0.88%     0.88%
  Net investment income               4.79      4.45      4.94      5.15      5.07
----------------------------------------------------------------------------------
Portfolio turnover rate                 54%       49%       81%      122%       88%
----------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived all or a portion of its fees for the years ended March 31, 2000, 1999, 1998, 1997 and 1996. In addition, the manager reimbursed expenses of $23,433 for the year ended March 31, 1996. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

                                                         EXPENSE RATIOS
                 NET INVESTMENT INCOME PER         WITHOUT FEE WAIVERS AND/OR
                      SHARE DECREASES                EXPENSE REIMBURSEMENTS
             2000   1999   1998   1997   1996   2000   1999   1998   1997   1996
    -----------------------------------------------------------------------------
    Class B  $0.01  $0.03   0.05   0.06   0.07  1.26%  1.26%  1.31%  1.33%  1.44%
    -----------------------------------------------------------------------------

(3) As a result of voluntary expense limitations, expense ratios will not exceed 1.30% for Class B shares.


                                                 Smith Barney Mutual Funds   27

                   FOR A CLASS L SHARE OF BENEFICIAL INTEREST
                OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31:

                                   2000(2)   1999(1)(2)    1998     1997    1996(2)
-----------------------------------------------------------------------------------
Net asset value, beginning of
  year                             $13.41      $13.51     $12.64   $12.61   $12.39
-----------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income(3)           0.59        0.60       0.64     0.64     0.64
  Net realized and unrealized
    gain (loss)                     (1.24)       0.06       0.96     0.04     0.29
-----------------------------------------------------------------------------------
Total income (loss) from
  operations                        (0.65)       0.66       1.60     0.68     0.93
-----------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (0.58)      (0.61)     (0.62)   (0.65)   (0.66)
  Net realized gains                (0.02)      (0.15)     (0.11)      --    (0.05)
-----------------------------------------------------------------------------------
Total distributions                 (0.60)      (0.76)     (0.73)   (0.65)   (0.71)
-----------------------------------------------------------------------------------
Net assets value, end of year      $12.16      $13.41     $13.51   $12.64   $12.61
-----------------------------------------------------------------------------------
Total return                        (4.83)%      5.02%     12.84%    5.51%    7.56%
-----------------------------------------------------------------------------------
Net assets, end of year (000s)     $8,635     $10,490     $7,729   $5,731   $4,682
-----------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses(3)(4)                     1.20%       1.07%      0.94%    0.94%    0.94%
  Net investment income              4.70        4.40       4.89     5.09     5.00
-----------------------------------------------------------------------------------
Portfolio turnover rate                54%         49%        81%     122%      88%
-----------------------------------------------------------------------------------

(1) On June 12, 1998, Class C shares were renamed Class L shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The manager has waived all or a portion of its fees for the years ended March 31, 2000, 1999, 1998, 1997 and 1996. In addition, the manager reimbursed expenses of $23,433 for the year ended March 31,1996. If such fees were not waived and expenses not reimbursed, the effect on net investment income and expense ratios would have been as follows:

                                                         EXPENSE RATIOS
                 NET INVESTMENT INCOME PER         WITHOUT FEE WAIVERS AND/OR
                      SHARE DECREASES                EXPENSE REIMBURSEMENTS
             2000   1999   1998   1997   1996   2000   1999   1998   1997   1996
    -----------------------------------------------------------------------------
    Class L  $0.01  $0.03  $0.05  $0.06  $0.07  1.32%  1.32%  1.36%  1.39%  1.49%
    -----------------------------------------------------------------------------

(4) As a result of voluntary expense limitations, expense ratios will not exceed 1.35% for Class L shares.


28  Pennsylvania Portfolio

                      (This page intentionally left blank)

                                                     [SALOMON SMITH BARNEY LOGO]

PENNSYLVANIA PORTFOLIO

AN INVESTMENT PORTFOLIO OF SMITH BARNEY MUNI FUNDS

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at WWW.SMITHBARNEY.COM

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-04395)
FD0772 7/00




PART B
Smith Barney Muni Funds
388 Greenwich Street
New York, NY 10013
(800) 451-2010

Statement of Additional
Information
July 28, 2000



	This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current prospectuses of the Smith Barney Muni Funds (the "Trust") dated July 28, 2000, each as amended or supplemented from time to time, and should be read in conjunction with the prospectuses. Shares of Smith Barney Muni Funds are offered currently with a choice of nine portfolios: the National Portfolio, the Limited Term Portfolio, the Florida Portfolio, the
Georgia Portfolio, the New York Portfolio, the Pennsylvania Portfolio, the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio (collectively referred to as "funds" and individually as a "fund"). Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. Each fund's prospectus may be obtained free of charge from your Salomon Smith Barney Financial Consultant. The New York Portfolio's prospectus may also be obtained free of charge from a registered representative of PFS Investments Inc. ("PFSI"), or by writing or calling the Trust at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

TABLE OF CONTENTS
Page

Investment Objective and Management Policies	2
Trustees and Officers	14
Distribution	18
Purchase of Shares	22
PFSI Accounts	27
Redemption of Shares	29
Valuation of Shares	30
Exchange Privilege	31
Performance Data	33
The Funds	35
Voting Rights	37
Taxes		38
Additional Information	43
Financial Statements	45
Other Information.............................................................
 ........................................45

Appendix A - Ratings Definitions	A-1
Appendix B - Special Considerations Relating to California Municipal
Obligations	B-1
Appendix C - Special Considerations Relating to Florida Municipal
Obligations	C-1
Appendix D - Special Considerations Relating to Georgia Municipal
Obligations	D-1
Appendix E - Special Considerations Relating to New York Municipal
Obligations	E-1
Appendix F - Special Considerations Relating to Pennsylvania Municipal
Obligations	F-1
Appendix G - Special Considerations Relating to Massachusetts Municipal
Obligations	G-1
Appendix H - Special Considerations Relating to Municipal Obligations
of the
U.S. Virgin Islands and Guam	H-1
Appendix H - Special Considerations Relating to Municipal Obligations
of Puerto Rico	I-1


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	Each prospectus discusses a specific fund's investment objective and policies. The following discussion supplements the description of each fund's investment policies in its prospectus. SSB Citi Fund Management LLC, successor to SSBC Fund Management Inc. ("SSB Citi" or the "Manager") serves as investment manager and administrator to each fund.

	National Portfolio. The National Portfolio seeks as high a level of income exempt from federal income taxes as is consistent with prudent investing. The National Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the alternative minimum tax ("AMT"). The fund may also invest up to 20% of its assets in taxable fixed income securities issued or guaranteed by the full faith and credit of the United States.

	Limited Term Portfolio seeks as high a level of income exempt from federal income taxes as is consistent with prudent investing. The Limited Term Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). The fund normally invests in securities that have remaining maturities of 20 years or less and maintains an average effective maturity of between three and 10 years. The fund may invest up to 20% of its assets in taxable fixed income securities issued or guaranteed by the full faith and credit of the United States.

	Florida Portfolio seeks to pay its shareholders as high a level of income exempt from federal income taxes as is consistent with prudent investing, and generally selects investments that will enable its shares to be exempt from the Florida intangibles tax. The Florida Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). It is also a fundamental policy that under normal market conditions the fund will invest at least 65% of its net assets in municipal obligations issued by the State of Florida, its political subdivisions and their agencies and instrumentalities and in other municipal obligations which are exempt from Florida intangibles tax. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	Georgia Portfolio seeks to provide as high a level of income exempt from federal income taxes and from Georgia personal income taxes as is consistent with prudent investing. The Georgia Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). It is also a fundamental policy that, under normal market conditions, the fund will invest at least 65% of its total assets in municipal obligations, the interest on which is also exempt from the personal income taxes of the State of Georgia in the opinion of bond counsel to issuers. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	New York Portfolio seeks to provide as high a level of income exempt from federal income taxes and from New York State and New York City personal income taxes as is consistent with prudent investing. The New York Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT) and not less than 65% of its total assets in municipal obligations the interest on which is also exempt from personal income taxes of New York State in the opinion of bond counsel to issuers. The fund may invest up to 20% of its total assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	Pennsylvania Portfolio seeks to pay its shareholders as high a level of income exempt from both federal income taxes and Pennsylvania personal income taxes as is consistent with prudent investing. The Pennsylvania Portfolio has a fundamental policy that, under normal market conditions, it will seek to invest 100% of its total assets - and the fund will invest not less than 80% of its total assets - in municipal obligations the interest on which is exempt from federal income taxes (other than the AMT). It is also a fundamental policy that under normal market conditions, the fund will invest at least 65% of its assets in municipal obligations the interest on which is also exempt from personal income taxes of the Commonwealth of Pennsylvania in the opinion of bond counsel to the issuers. The fund may invest up to 20% of its assets in taxable fixed income securities, but only in obligations issued or guaranteed by the full faith and credit of the United States.

	California Money Market Portfolio seeks to provide income exempt from federal income taxes and from California personal income taxes from a fund of high quality short-term municipal obligations selected for liquidity and stability. The California Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its total assets will be invested in securities that produce income that is exempt from federal income taxes (other than the AMT) and from California personal income taxes in the opinion of bond counsel for the various issuers.

	New York Money Market Portfolio seeks to provide its shareholders with income exempt from both federal income taxes and New York State and New York City personal income taxes from a fund of high quality short-term New York municipal obligations selected for liquidity and stability. The New York Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its total assets will be invested in securities that produce income that is exempt from federal income taxes (other than the AMT) and from New York State and City personal income taxes in the opinion of bond counsel for the various issuers.

Massachusetts Money Market Portfolio seeks to provide income exempt from federal income taxes and from Massachusetts personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability. The Massachusetts Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its total assets will be invested in securities that produce income that is exempt from federal income taxes (other than the alternative minimum tax) and from Massachusetts personal income taxes in the opinion of bond counsel for the various issuers.

	Municipal Obligations. In general, municipal obligations are debt obligations (bonds or notes) issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest on which is exempt from Federal income tax in the opinion of bond counsel to the issuer. Municipal obligations are issued to obtain funds for various public purposes, many of which may enhance the quality of life, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal obligations" includes certain types of industrial development bonds ("IDBs") issued by public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal.

	The two principal classifications of municipal obligations are "general obligation" and "revenue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Currently, the majority of each fund's municipal obligations are revenue bonds.

	For purposes of diversification and concentration under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an IDB or a pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Similar criteria apply for purposes of the diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

	The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue.
The ratings of Nationally Recognized Statistical Ratings Organizations ("NRSROs") such as Moody's Investment Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent their opinions as to the quality of the municipal obligations that they undertake to rate.
It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

	Each fund may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher dealer discounts or other selling expenses than does the sale of securities that are not subject to restrictions on resale. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

	Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the manager believes to be a temporary disparity in the normal yield relationship between the two securities. The fund believes that, in general, the secondary market for tax-exempt securities in each of the fund's portfolios may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of a fund to make purchases and sales of securities in the foregoing manner may be limited. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, but instead due to such factors as changes in the overall demand for or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

	Municipal obligations also are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their Municipal Bonds may be materially affected.

	Ratings. Municipal bonds purchased for the funds (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) must, at the time of purchase, be investment-grade municipal bonds, and at least two-thirds of a fund's municipal bonds must be rated within the three highest ratings categories by NRSRO. Investment-grade bonds are rated within the four highest categories by an NRSRO, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P or, if unrated, determined to be of comparable quality by the manager; pre-refunded bonds escrowed by U.S. Treasury obligations are considered AAA rated (the highest rating) even though the issuer does not obtain a new rating. Up to one-third of assets of a fund may be invested in municipal bonds rated in the fourth highest category (this grade, while regarded as having an adequate capacity to pay interest and repay principal, is considered to be of medium quality and has speculative characteristics) or in unrated municipal bonds if, based upon credit analysis by the manager, it is believed that such securities are at least of comparable quality to those securities in which the fund may invest. In determining the suitability of an investment in an unrated municipal bond, the manager will take into consideration debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other general conditions as may be relevant, including comparability to other issues. After a fund purchases a municipal bond, the issue may cease to be rated or its rating may be reduced below the minimum required for purchase. Such an event would not require the elimination of the issue from the fund but the manager will consider such an event in determining whether the fund should continue to hold the security.

	Each fund's (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) short-term municipal obligations will be limited to high-grade obligations (obligations that are secured by the full faith and credit of the United States or are rated MIG 1 or MIG 2, VMIG 1 or VMIG 2 or Prime-1 or Aa or better by Moody's or SP-1+, SP-1, SP-2, or A-1 or AA or better by S&P or have a rating within comparable categories by any other NRSRO, or obligations that are unrated but determined by the manager to be comparable).

	Short-Term Instruments. Among the types of short-term instruments in which each fund may invest are floating- or variable-rate demand instruments, tax-exempt commercial paper (generally having a maturity of less than nine months), and other types of notes generally having maturities of less than three years, such as Tax Anticipation Notes, Revenue Anticipation Notes, Tax and Revenue Anticipation Notes and Bond Anticipation Notes. Demand instruments usually have an indicated maturity of more than one year, but contain a demand feature that enables the holder to redeem the investment on no more than 30 days' notice; variable-rate demand instruments provide for automatic establishment of a new interest rate on set dates; floating-rate demand instruments provide for automatic adjustment of their interest rates whenever some other specified interest rate changes (e.g., the prime rate). Each fund may purchase participation interests in variable-rate tax-exempt securities (such as Industrial Development Bonds) owned by banks. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager has determined meets the prescribed quality standards for the fund. Participation interests will be purchased only; if management believes interest income on such interests will be tax-exempt when distributed as dividends to shareholders.

	Investments in participation interests in variable-rate tax-exempt securities (such as IDBs) purchased from banks give the purchaser an undivided interest in the tax-exempt security in the proportion that the fund participation interest bears to the total principal amount of the tax-exempt security with a demand repurchase feature. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the manager, under the supervision of the Trustees, has determined meets the prescribed quality standards for the fund. A fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand on seven days' notice or less, for all or any part of the fund's participation interest in the tax-exempt security, plus accrued interest. Each fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the tax-exempt security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment fund. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the tax-exempt securities over the negotiated yield at which the instruments were purchased by a fund. The manager will monitor the pricing, quality and liquidity of the variable-rate demand instruments held by each fund, including the IDBs supported by bank letters of credit or guarantees, on the basis of published financial information, reports of rating agencies and other bank analytical services to which the manager may subscribe.

Limited Term Portfolio. The Limited Term Portfolio tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of between 3 and 10 years. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings.

	The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective" maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity if its coupon interest rate or rate of accretion of discount on the bond, is higher than current market interest rates when the bond is callable (that means the issuer can pay off the bond prior to its stated maturity) in addition to other factors such as mandatory put provisions and scheduled sinking fund payments. When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates.

	Money Market Instruments. The California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market
Portfolio each operate as a money market fund, and utilize certain investment policies so that, to the extent reasonably possible, its price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, none of these funds will purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 397 days, or maintain a dollar-weighted average fund maturity in excess of 90 days.

	The California Money Market, New York Money Market and Massachusetts Money Market Portfolios' investments are limited to United States dollar-denominated instruments that, at the time of acquisition (including any related credit enhancement features) have received a rating in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs," securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such rating at the time that the fund acquires the security. The NRSROs currently designated as such by the Securities and Exchange Commission ("SEC") are Standard & Poor's ("S&P"), Moody's, Duff and Phelps Inc., Fitch IBCA, Inc. ("Fitch") and Thomson BankWatch.

	The California Money Market, New York Money Market and Massachusetts Money Market Portfolios' may each invest up to 20% of the value of their assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the fund holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterpart who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

	Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the fund receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the Internal Revenue Service (the "IRS") to take a contrary position, there is a risk that the interest paid on such derivative products would be deemed taxable.

	The funds intend to limit the risk of derivative products by purchasing only those derivative products that are consistent with the funds' investment objective and policies. The funds will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a fund will not materially alter its risk profile and will be fully representative of the fund's maturity guidelines.

	Stand-By Commitments. The California Money Market, New York Money Market and Massachusetts Money Market Portfolios may acquire "stand-by commitments" with respect to municipal obligations held in their respective funds. Under a stand-by commitment a dealer agrees to purchase, at the fund's option, specified municipal obligations at a specified price. The funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. Because a fund invests in securities backed by banks and other financial institutions, change in the credit quality of these institutions could cause losses to the fund and affect its share price. The funds will acquire stand-by commitments solely to facilitate fund liquidity and do not intend to exercise their rights thereunder for trading purposes.

	Other Factors to be Considered. The California Money Market, New York Money Market and Massachusetts Money Market Portfolios anticipate being as fully invested as practicable in tax-exempt securities. The funds may invest in taxable investments due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of fund securities or in anticipation of redemptions.
However, the funds generally expect to invest the proceeds received from the sale of shares in municipal obligations as soon as reasonably possible, which is generally within one day. At no time will more than 20% of the funds' net assets be invested in taxable investments except when the manager has determined that market conditions warrant a fund adopting a temporary defensive investment posture. To the extent a fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve a fund's investment objective.

	From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. If one of these proposals were enacted, the availability of tax exempt obligations for investment by the funds and the value of a fund's investments would be affected. The fund's Board of Directors would then reevaluate the fund's investment objective and policies.

	Municipal Bond Index Futures Contracts. The funds (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) may each invest in municipal bond futures contracts (currently traded on the Chicago Board of Trade). Municipal bond futures contracts are listed contracts based on U.S. government securities and are used by each fund as a hedging policy in pursuit of its investment objective; provided that immediately thereafter not more than 33 1/3% of the fund's net assets would be hedged or the amount of margin deposits on the fund's existing futures contracts would not exceed 5% on the value of its total assets. A municipal bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specific dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying municipal bonds in the index is made. Municipal bond index futures contracts based on an index of 40 tax-exempt, long-term municipal bonds with an original issue size of at least $50 million and a rating of A- or higher by S&P or A or higher by Moody's began trading in mid-1985. The purpose of the acquisition or sale of a municipal bond index futures contract by the fund, as the holder of long-term municipal securities, is to protect a fund from fluctuations in interest rates on tax-exempt securities without actually buying or selling long-term municipal securities.

	There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a fund is subject to the manager's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term municipal bond fund. In addition, there can be no assurance that there will be a correlation between movements in the price of the municipal bond index and movements in the price of the Municipal Bonds which are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities, technical influences on futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

	Although a fund intends to purchase or sell futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of Municipal Bonds will, in fact, correlate with the price movements in the municipal bond index futures contract and thus provide an offset to losses on a futures contract.

	If a fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the Municipal Bonds held in its fund and rates decrease instead, the fund will lose part or all of the benefit of the increased value of the Municipal Bonds it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. The fund may have to sell securities at a time when it may be disadvantageous to do so.

	When a fund purchases municipal bond index futures contracts, an amount of cash and U.S. government securities or other high grade debt securities equal to the market value of the futures contracts will be deposited in a segregated account with the fund's custodian or in the fund's records to collateralize the positions and thereby insure that the use of such futures contracts is not leveraged. In addition, the ability of a fund to trade in municipal bond index futures contracts and options on interest rate futures contracts may be materially limited by the requirements of the Code applicable to a regulated investment company. See "Taxes."

Interest Rate Futures Contracts. A fund may purchase and sell interest rate futures contracts as a hedge against changes in interest rates. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Interest rate futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are interest rate futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA certificates and three-month Treasury bills.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into an interest rate futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the interest rate futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. government securities and SSB Citi anticipates a rise in long-term interest rates, the fund could, in lieu of disposing of its portfolio securities, enter into interest rate futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the fund's securities declined, the value of the fund's interest rate futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have declined. Similarly, entering into interest rate futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if SSB Citi expects long-term interest rates to decline, the fund might enter into interest rate futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities that it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

	Municipal Leases. Each fund (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) may invest without limit in "municipal leases," which generally are participations in intermediate-and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts for property or equipment. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality;
(e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services rather than those covered by the lease obligation.

	Private Activity Bonds. Each fund may invest without limits in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent that the fund's dividends are derived from interest on those bonds. Dividends derived from interest income on tax-exempt municipal obligations are a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax.

	Zero Coupon or Deferred Interest Securities. Each fund (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) may invest in zero coupon or deferred interest bonds. Zero coupon or deferred interest securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon or deferred interest securities generally are more volatile than the market prices of other debt securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do debt securities having similar maturities and credit quality. The credit risk factors pertaining to low-rated securities also apply to low-rated zero coupon or deferred interest bonds. Such zero coupon or deferred interest bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment.

	Current federal income tax laws may require the holder of a zero coupon or deferred interest security to accrue income with respect to that security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a fund may be required to distribute income accrued with respect to zero coupon or deferred interest securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

	When-Issued Securities. Each fund may purchase municipal bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the municipal bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although a fund will purchase municipal bonds on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

	Municipal bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, municipal bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing municipal bonds on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of the fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income taxes or individual state personal income tax.

	When a fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

	Short-Term Trading. Fund transactions will be undertaken principally to accomplish each fund's objective in relation to anticipated movements in the general level of interest rates, but each fund may also engage in short-term trading consistent with its objective.

	Short-Term Borrowing. The funds may borrow on a short-term basis in amounts of up to 5% of its assets in order to facilitate the settlement of fund securities transactions.

	Diversified Status. The Florida Portfolio, Georgia Portfolio, New York Portfolio and Pennsylvania Portfolio and the Massachusetts Money Market, New York Money Market and California Money Market Portfolios are each registered as a non-diversified investment company under the 1940 Act, which means that the funds are not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. However, the California, New York and Massachusetts Money Market Portfolios intend to comply with the diversification requirements under Rule 2a-7 of the 1940 Act. Each fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the the Code, which will relieve each fund of any liability for federal income tax and California and New York state, respectively, franchise tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, the funds will limit their investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. The funds' assumption of large positions in the obligations of a small number of issuers may cause a fund's share price to fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

	Illiquid Securities. Each fund (except California Money Market, New York Money Market and Massachusetts Money Market Portfolios) will not invest more than 15% of the value of its net assets in illiquid securities, including those for which there is no established market. The New York Money Market, California Money Market and Massachusetts Money Market Portfolios will not invest more than 10% of the value of their total assets in illiquid securities, which may include certain derivative products and will include any repurchase transactions that do not mature within seven days.

	Portfolio Turnover. Each fund's portfolio turnover rate (the lesser of purchases or sales of fund securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of fund securities) generally is not expected to exceed 100%, but the fund turnover rate will not be a limiting factor whenever the fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities.

	Special Considerations Relating to California Municipal
Securities. See Appendix B for a discussion of the considerations relating to California Municipal Securities.

	Special Considerations Relating to Florida Municipal Securities. See Appendix C for a discussion of the considerations relating to Florida Municipal Securities.

	Special Considerations Relating to Georgia Municipal Securities. See Appendix D for a discussion of the considerations relating to Georgia Municipal Securities.

	Special Considerations Relating to New York Municipal Securities. See Appendix E for a discussion of the considerations relating to New York Municipal Securities.

	Special Considerations Relating to Pennsylvania Municipal
Securities. See Appendix F for a discussion of the considerations relating to Pennsylvania Municipal Securities.

	Special Considerations Relating to Massachusetts Municipal
Securities.   See Appendix G for a discussion of the considerations
relating to Massachusetts Municipal Securities.

Investment Restrictions

	Each of the funds is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of the fund, as defined under the 1940 Act and Rule 18f-2 thereunder (see "Voting"). The funds are subject to other restrictions and policies that are "non-fundamental" and which may be changed by the fund's Board of Trustees without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies - All funds. Without the approval of a majority of its outstanding voting securities, no fund may:

1.	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

2.	Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3.	Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 -1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) is derived from such transactions.

4.	Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its fund securities, to the fullest extent permitted under the 1940 Act.

5.	Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, ("the 1933 Act") in disposing of fund securities.

6.	Purchase or sell real estate, real estate mortgages, real estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies).

Additional Fundamental Policies. Without the approval of a majority of its outstanding voting securities, neither the National Portfolio nor the Limited Term Portfolio may:

1.	Invest in a manner that would cause the fund to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

Nonfundamental Policies.  As a nonfundamental policy, no fund may:

1.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of fund securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

3.	Write or purchase put, call, straddle or spread options.

4.	Invest more than 5% of its assets in unseasoned issuers with less than three years of continuous operations (including that of predecessors).

5.	Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that each fund may invest in the securities of issuers which operate, invest in, or sponsor such programs.

Additional Nonfundamental Policies.  As a nonfundamental policy,

1.	Neither the National Portfolio nor the New York Portfolio may
invest in securities of another investment company except as permitted by Section 12(d)(1) of the 1940 Act or as part of a merger, consolidation, or acquisition.

	All of the foregoing restrictions stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.


TRUSTEES AND OFFICERS

	Set forth below is a list of each Trustee and executive officer of the fund, including a description of principal occupation during the last 5 years, age and address of each such person.

LEE ABRAHAM, Trustee (Age 72).
Retired; Director/Trustee of 12 investment companies associated with Citigroup Inc. ("Citigroup"); Director of R.G. Barry Corp., a footwear manufacturer, Signet Group plc, a specialty retailer, and eNote.com, Inc., a computer hardware company; Formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization; His address is 106 Barnes Road, Stamford, Connecticut 06902.

ALLAN J. BLOOSTEIN, Trustee (Age 70).
President of Allan J. Bloostein Associates, a consulting firm; Director/Trustee of 19 investment companies associated with Citigroup; Director of CVS Corporation, a drug store chain, and Taubman Centers Inc., a real estate development company; Retired Vice Chairman and Director of The May Department Stores Company; His address is 27 West 67th Street, New York, New York 10023.

JANE DASHER, Trustee (Age 50).
Investment Officer of Korsant Partners, a family investment company. Director/Trustee of 12 investment companies associated with Citigroup. Prior to 1997, an Independent Financial Consultant; Her address is 283 Greenwich Avenue, Greenwich, Conntecticut 06830.

DONALD R. FOLEY, Trustee (Age 77).
Retired; Director/Trustee of 12 investment companies associated with Citigroup; Formerly Vice President of Edwin Bird Wilson, Incorporated (an advertising agency); His address is 3668 Freshwater Drive, Jupiter, Florida 33477.

RICHARD E. HANSON, Jr., Trustee (Age 58).
Retired; Formerly Head of School, New Atlanta Jewish Community High School, Atlanta, Georgia; Director/Trustee of 14 investment companies associated with Citigroup; Formerly Headmaster, The Peck School,
Morristown, New Jersey; His address is 58 Ivy Chase, Atlanta, GA 30342.

PAUL HARDIN, Trustee (Age 69).
Professor of Law at University of North Carolina at Chapel Hill; Director/Trustee of 14 investment companies associated with Citigroup; Director of The Summit Bancorporation. Formerly, Chancellor of the University of North Carolina at Chapel Hill; His address is 12083 Morehead, Chapel Hill, North Carolina 27514.

*HEATH B. MCLENDON, Chairman of the Board, President and Chief
Executive Officer (Age 67).
Managing Director of Salomon Smith Barney; Chairman, Co-Chairman or Trustee of 78 investment companies affiliated with Citigroup.;
President of SSB Citi and Travelers Investment Advisors ("TIA"); former Chairman of Smith Barney Strategy Advisors Inc. His address is 7 World Trade Center, New York, New York, 10048.

RODERICK C. RASMUSSEN, Trustee (Age 73).
Investment Counselor; Director/Trustee of 12 investment companies associated with Citigroup. Formerly, Vice President of Dresdner and Company Inc. (investment counselors); His address is 9 Cadence Court, Morristown, NJ 07960.

JOHN P. TOOLAN, Trustee (Age 69).
Retired; Director/Trustee of 12 investment companies associated with Smith Barney. Trustee of John Hancock Funds; Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney. His address is 13 Chadwell Place, Morristown, New Jersey, 07960.

LEWIS E. DAIDONE, Senior Vice President and Treasurer (Age 42). Managing Director of Salomon Smith Barney; Senior Vice President or Executive Vice President and Treasurer of 61 investment companies affiliated with Citigroup, and Director and Senior Vice President of the manager and TIA. His address is 125 Broad Street, New York, New York 10004.

PETER M. COFFEY, Vice President and Investment Officer (Age 56). Managing Director of Salomon Smith Barney; Vice President of the Manager and of five investment companies associated with Salomon Smith Barney. His address is 388 Greenwich Street, New York, NY 10013.

JOSEPH DEANE, Vice President and Investment Officer (Age 51).
Managing Director of Salomon Smith Barney and Investment Officer of SSB Citi. His address is 388 Greenwich Street, New York, NY 10013.

JOSEPH BENEVENTO, Vice President and Investment Officer (Age 31).
Vice President of Smith Barney and Vice President of the fund and four investment companies associated with Salomon Smith Barney. His address is 388 Greenwich Street, New York, NY 10013.

ANTHONY PACE, Controller (Florida, Georgia, Limited Term, National, New York, Pennsylvania Portfolios (Age 35).
Director of Salomon Smith Barney; Controller or Assistant Treasurer of various investment companies affiliated with Citigroup since 1999. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID, Controller (California Money Market, New York Money
Market and Massachusetts Money Market Portfolios) (Age 38).
Director of Salomon Smith Barney. Controller or Assistant Treasurer of 43 investment companies affiliated with Citigroup. His address is 125 Broad Street, New York, New York 10004.


CHRISTINA T. SYDOR, Secretary (Age 49).
Managing Director of Salomon Smith Barney and Secretary of 61 investment companies affiliated with Salomon Smith Barney; Secretary and General Counsel of the Manager and TIA. Her address is 388
Greenwich Street, New York, NY 10013.

*Designates a Trustee that is an "interested person" as defined in the 1940 Act. Such persons compensated by Smith Barney and are not separately compensated by the fund for serving as a fund officer or Trustee.

	The following table shows the compensation paid by the fund to each person who was a Trustee during the fund's last fiscal year. None of the officers of the fund received any compensation from the fund for such period. Officers and interested Trustees of the fund are compensated by Salomon Smith Barney.

COMPENSATION TABLE






Name of Person

Aggregate
Compensation
from Fund
For Fiscal
Year
Ended
03/31/00
Pension or
Retirement
Benefits
Accrued as
part of
Fund
Expenses
Total
Compensation
from Fund
Complex for
Calendar Year
Ended 12/31/99


Number of
Funds for
Which Person
Serves within
Fund Complex
Lee Abraham
$3,395
$0
$71,133
12
Allan J. Bloostein
3,395
0
112,483
19
Jane F. Dasher
4,584
0
65,733
12
Donald R. Foley+
4,584
0
71,300
12
Richard E. Hanson
3,414
0
68,233
14
Paul Hardin
4,584
0
90,450
14
Heath B. McLendon*
0
0
0
78
Roderick C.
Rasmussen
4,584
0
71,200
12
John P. Toolan+
4,448
0
69,100
12
_________________________

*	Designates a person that is an "interested Trustee" of the Trust.

+	Pursuant to a deferred compensation plan, the indicated persons elected to defer payment of the following amounts of their compensation from the Trust: Donald R. Foley - $1,274, Roderick
C. Rasmussen - $398 and John P. Toolan - $4,448, and the following amounts of their compensation from the fund Complex:
Donald R. Foley: $21,600, and John P. Toolan: $69,100.

	Upon attainment of age 72 the fund's current Trustees may elect to change to emeritus status. Any Trustees elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the fund's Trustees, together with reasonable out-of-pocket expenses for each meeting attended. For the last fiscal year, the total paid to Emeritus
Trustees by the Trust was $2621.

	On July 10, 2000, the Trustees and officers owned in the aggregate less than 1% of the outstanding shares of each fund of the Trust.

Investment Manager and Administrator

	SSB Citi is investment manager to each of the funds pursuant to a written agreement (the "Advisory Agreement"). The services provided by the manager under each Advisory Agreement are described in the prospectuses under "Management." The manager pays the salary of any officer and employee who is employed by both it and the funds. The manager bears all expenses in connection with the performance of its services. The Manager is a wholly owned subsidiary of Citigroup.

	The Advisory Agreements for the National Portfolio, the Georgia Portfolio and Pennsylvania Portfolio provides for a management fee at the annual rate of 0.45% of the fund's average net assets. The management fee for the Limited Term Portfolio, the Florida Portfolio and the New York Portfolio is an annual rate of 0.50% of the fund's average net assets.

	At a Meeting of Shareholders of the Limited Term Portfolio, the Florida Portfolio and the New York Portfolio held on December 15, 1995, the shareholders of each of these funds approved a new Advisory Agreement that increases the effective management fee paid by Smith Barney Muni Funds on behalf of each of these funds from 0.45% to 0.50% of each of these funds' average daily net assets.

	The Advisory Agreements for the California Money Market
Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio provide for the payment of a management fee at an annual rate based on each Money Market Portfolio's average daily net assets in accordance with the following schedule:

		0.500% on the first $2.5 billion of net assets;
		0.475% on the next $2.5 billion; and
		0.450% on net assets in excess of $5 billion.
		0.400 on net assets in excess of $7.5 billion

	Based on the current asset levels of each Money Market Portfolio, except California Money Market, the effective rate of the management fee for each of the money market funds is 0.50%. The effective rate of the management fee for California Money Market Portfolio is 49.7%.

	For the fiscal years or period ended March 31, 2000, 1999 and 1998, the management fee paid by each fund was as follows:

PORTFOLIO

2000
1999

1998





National
$1,990,02
4
$1,976,56
2
$1,754,11
6
Limited Term
1,755,970
1,625,157
1,416,637
New York
3,530,004
3,811,463
3,734,185
Florida
1,132,816
1,109,500
974,400
California Money
11,636,11
1
9,619,316
7,817,640
New York Money
7,182,349
6,110,859
5,154,859
Georgia (a)
249,390
200,616
35,458
Pennsylvania (b)
310,437
235,522
13,969
Massachusetts Money
(c)
457,792
--
--

(a)	The manager waived its management fee in excess of 0.33% of the portfolio's average daily net assets for the fiscal year ended
March 31, 1998 and in excess of 0.35% of the portfolio's average daily net assets for the fiscal year ended March 31, 1999.
(b) The manager waived its management fee in excess of 0.33% of the portfolio's average daily net assets for the fiscal year ended
March 31, 1998, in excess of 0.25% of the portfolio's average daily net assets for the fiscal year ended March 31, 1999 and in excess of 0.25% of the portfolio's average daily net assets for the fiscal year ended March 31, 2000.
(c) Massachusetts Money Market Portfolio commenced operations on
September 14, 1999.The manager waived a portion of its fees for the period ended March 31, 2000.

	The Advisory Agreements further provide that all other expenses not specifically assumed by the manager under the Advisory Agreement on behalf of each fund are borne by the fund. Expenses payable by the fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and Trustees' meetings, filing fees and expenses relating to the registration and qualification of the fund's shares and the fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the fund's registration statements), fees of auditors and legal counsel, costs of performing fund valuations, out-of-pocket expenses of Trustees and fees of Trustees who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses of each portfolio of the fund, including but not limited to the management fee, are charged to that fund, and general trust expenses are allocated among the funds on the basis of relative net assets.

	The manager has voluntarily agreed to waive its fees if in any fiscal year the aggregate expenses of any Class of the following funds, exclusive of 12b-1 fees, taxes, brokerage, interest and extraordinary expenses, such as litigation costs, exceed the indicated percentage of such fund's average net assets for that fiscal year:

National
0.65%
Limited Term
0.70%
New York
0.70%
Florida
0.70%
California Money Market
0.70%
New York Money Market
0.70%
Georgia
0.65%
Pennsylvania
0.65%
Massachusetts Money Market
0.70%

	The foregoing expense limitations may be terminated at any time by the manager by notification to existing shareholders and by supplementing the relevant fund's then-current prospectus and/or SAI.

DISTRIBUTION

	Distributor. Effective June 5, 2000, Salomon Smith Barney, Inc., located at 388 Greenwich Street, New York, New York 10013 and PFS Distributors, Inc. ("PFS Distributors") serve as the fund's co-distributors pursuant to a written agreements dated June 5, 2000 (the "Distribution Agreements") which was approved by the fund's Board of Directors, including a majority of the independent directors, on March
15, 2000.   Prior to and up to June 5, 2000, CFBDS, Inc. served as each
Fund's Distributor.

The Distributor may be deemed to be an underwriter for purposes of the 1933 Act. From time to time, the Distributor, or PFS Distributors or its affiliates may also pay for certain non-cash sales incentives provided to PFSI Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS Distributors may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFSI Registered Representatives that sell shares of each portfolio.

The Distributor has entered into a selling agreement with PFS Distributors and PFS Distributors has entered into an agreement with PFSI giving PFSI the right to sell shares of each portfolio of the fund on behalf of the Distributor. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay only for such shares of each portfolio as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Distribution Agreements are renewable from year to year if approved (a) by the directors or by a vote of a majority of the fund's outstanding voting securities, and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreements or interested persons of any party by votes cast in person at a meeting called for such purpose. The Distribution Agreements provide that they will terminate if assigned, and that they may be terminated without penalty by either party on 60 days' written notice.

	The Trust, on behalf of each fund, has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the 1940 Act under which a service fee is paid by each class of shares (other than Class Y shares) of each fund to Salomon Smith Barney and PFSI in connection with shareholder service expenses. The only Classes of shares being offered for sale through PFSI are Classes A and B shares. Under the Plan, Salomon Smith Barney is paid a fee with respect to shares of each portfolio sold through Salomon Smith Barney and PFSI is paid a fee with respect to shares or each portfolio sold through PFS Distributors. Under the Plan, the fund pays Salomon Smith Barney, or PFSI (who pays its Registered Representative), as the case may be, a service fee equal to 0.15% of the average daily net assets of each class (the service fee payable by the Class A shares of the California Money Market, New York Money Market and Massachusetts Money Market Portfolios is 0.10%). The service fee, is primarily used to pay Salomon Smith Barney Financial Consultants (and PFSI Registered Representatives) for servicing shareholder accounts. In addition, each fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares (except California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market Portfolio which do not offer Class B or L shares and Limited Term Portfolio which does not offer Class B shares and has a different rate for its Class L shares), calculated at the annual rates of 0.50% and 0.55%, respectively, and 0.20% for Limited Term Portfolio Class L shares, of the value of the fund's average daily net assets attributable to those classes (and pays PFSI with respect to Class A and B ) to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payment to and expenses of Salomon Smith Barney Financial Consultants, PFSI Registered Representatives, and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon Smith Barney and PFSI associated with the sale of portfolio shares, including lease, utility, communications and sales promotion expenses. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.

	For the year ended March 31, 2000, the table below represents the fees which have been accrued and/or paid to Salomon Smith Barney pursuant to Rule 12b-1 for each of the fund's portfolios:

PORTFOLIO

Class A

Class B

Class L

Class Y

Total

California Money Market
$2,326,2
76
N/A
N/A
--
$2,326,2
76
National
$575,400
$257,153
$133,459
--
$966,012
Limited Term
$422,895
N/A
$137,063
--
$559,958
Florida
$227,824
$404,396
$87,262
--
$719,482
Georgia
$53,885
$81,307
$48,914
--
$184,106
New York
$773,742
$1,116,3
37
$129,002
--
$2,019,0
81
New York Money Market
$1,436,4
70
N/A
N/A
--
$1,436,4
70
Pennsylvania
$48,736
$172,681
$69,503
--
$290,920
Massachusetts Money
Market*
$91,214
N/A
N/A
--
$91,214
*Massachusetts Money Market Portfolio commenced operations on September
14, 1999.

+
Commissions on Class A Shares. For the 1998 fiscal year, the aggregate dollar amount of commissions on Class A shares, all of which were paid to Salomon Smith Barney, is as follows:



Name of Fund
Fiscal Year
Ended 03/31/98

California Money Market
n/a

National
$345,000

Limited Term
$315,000

Florida
$319,000

Georgia
$75,000

New York
$489,000

New York Money Market
n/a

Pennsylvania
$40,000

Massachusetts Money Market
n/a




For the periods April 1, 1998 through October 7, 1998 and October 8, 1998 through March 31, 1999, and for the 2000 fiscal year the aggregate dollar amounts of commissions on Class A shares, are as follows:


Class A

Name of Fund
04/01/98
through
10/07/98*
10/08/98
through
03/31/99**
Fiscal Year
Ended
03/31/00***
California Money Market
n/a
n/a
n/a
National
$336,000
$355,000
$343,000
Limited Term
$294,000
$573,000
$259,000
Florida
$201,000
$268,000
$235,000
Georgia
$77,000
$91,000
$61,000
New York
$268,000
$350,000
$358,000
New York Money Market
n/a
n/a
n/a
Pennsylvania
$75,000
$132,000
$93,000
Massachusetts Money Market
n/a
n/a
n/a

*The entire amount was paid to Salomon Smith Barney.

** The following amounts were paid to Salomon Smith Barney: $319,500, $515,700, $241,200, $81,900, $315,000, and $118,800, for the National,
Limited Term, Florida, Georgia, New York, and Pennsylvania Portfolios.

*** The following amounts were paid to Salomon Smith Barney: $308,700, $233,100, $211,500, $54,900, $322,200, and $83,700, for the National,
Limited Term, Florida, Georgia, New York, and Pennsylvania Portfolios.

Commissions on Class L Shares. For the periods June 12, 1998 through October 7, 1998 and October 8, 1998 through March 31, 1999, and for the 2000 fiscal year the aggregate dollar amounts of commissions on Class L shares are as follows:



Class L
(On June 12, 1998, Class C
shares were renamed Class L
shares)

Name of Fund
06/12/98
through
10/07/98*
10/08/98
through
03/31/99**
Fiscal Year
Ended
03/31/00***
California Money Market
n/a
n/a
n/a
National
$18,000
$6,000
$19,000
Limited Term
$26,000
$91,000
$45,000
Florida
$9,000
$14,000
$13,000
Georgia
$7,000
$13,000
$9,000
New York
$17,000
$48,000
$44,000
New York Money Market
n/a
n/a
n/a
Pennsylvania
$6,000
$9,000
$18,000
Massachusetts Money Market
n/a
n/a
n/a

*	The entire amount was paid to Salomon Smith Barney.

**	The following amounts were paid to Salomon Smith Barney:  $5,400,
$81,900, $12,600, $11,700, $43,200 and $8,100 for the National, Limited
Term, Florida, Georgia, New York, and Pennsylvania Portfolios, respectively.

***The following amounts were paid to Salomon Smith Barney: $17,100, $40,500, $11,700, $8,100, $39,600 and $16,200 for the National, Limited
Term, Florida, Georgia, New York, and Pennsylvania Portfolios, respectively.


	As set forth in the prospectuses, a contingent deferred sales charge ("CDSC") may be imposed on certain redemptions of Class A, Class B and Class L shares. The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. See "Deferred Sales Charge Provisions" below.

Code of Ethics

	Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

	A copy of the fund's code of ethics is on file with the SEC.


Custodian

	All fund securities and cash owned by the funds will be held in the custody of PNC Bank, National Association, 17th and Chestnut
Streets, Philadelphia, Pennsylvania  19103.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York
10019, serves as counsel to the funds.

Sullivan & Cromwell, 125 Broad Street, New York, New York 10004, serves as counsel to the directors who are not "interested persons" of the funds.

Auditors

	KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected to serve as independent auditors of the funds and to render an opinion on the funds' financial statements for the fiscal year ending March 31, 2001.

PURCHASE OF SHARES

	The National Portfolio, Georgia Portfolio, New York Portfolio and Pennsylvania Portfolio each offer four classes ("Classes") of shares:
Class A, Class B, Class L and Class Y. The Limited Term Portfolio offers three classes of shares: Class A, Class L and Class Y. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but with higher ongoing expenses and a Contingent Deferred Sales Charge ("CDSC") payable upon certain redemption's. Class L shares are sold with a lower initial sales charge than Class A shares but with higher ongoing expenses and a CDSC. Class Y shares are sold without an initial sales charge and are available only to investors investing a minimum of $15,000,000. The California Money Market Portfolio, the New York Money Market Portfolio, and the Massachusetts Money Market Portfolio each offer two classes of shares: Class A and Class Y. Class A shares of each of the California Money Market, New York Money Market and Massachusetts Money Market Portfolios are sold without an initial sales charge. These alternatives are designed to provide investors with the flexibility of selecting an investment best suited to his or her needs based on the amount of purchase, the length of time the investor expects to hold the shares and other circumstances.

	The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares of California Money Market, New York Money Market and Massachusetts Money Market Portfolios are sold without sales charges. Class A shares of Limited Term Portfolio have an initial sales charge of 2.00% of the transaction (2.04% of amount invested) of the first $499,999 invested; and no initial sales charge for investments of $500,000 and over.*

Class A shares of each fund except California Money Market, New York Money Market, Massachusetts Money Market and Limited Term Portfolios are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount of
Investment

Sales Charge as
a %
Of Transaction

Sales Charge as
a %
of Amount
Invested
Dealers'
Reallowance as %
Of Offering Price
Less than $25,000
4.00%
4.17%
3.60%
$ 25,000 - 49,999
3.50
3.63
3.15
50,000 - 99,999
3.00
3.09
2.70
100,000 - 249,999
2.50
2.56
2.25
250,000 - 499,999
1.50
1.52
1.35
500,000 and over
*
*
*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Purchase of Shares-Deferred Sales Charge Alternatives" and "Purchase of Shares-Waivers of Deferred Sales Charge."

Members of a selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors purchasing through certain Dealer Representatives, may purchase shares directly from a fund. When purchasing shares of a fund, investors must specify which class is being purchased. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund Services, Inc ("PFPC" or "sub-transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in a fund by making an initial investment of at least $1,000 for each account, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. A fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by a fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange (NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day a fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by a fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent.. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge;
(d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) accounts associated with "k" Choice and Collective Choice. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent for further information.


Deferred Sales Charge Provisions

"Deferred Sales Charge Shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


Year Since Purchase Payment Was
Made

Deferred sales charge

First

4.50%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial Consultant.

Determination of Public Offering Price

Each fund offers its shares to the public on a continuous basis. The public offering price for a Class A, Class L (effective June 12, 1998 the former Class C shares were renamed Class L shares) and Class Y share of a fund is equal to the net asset value per share at the time of purchase, plus for Class A and Class L shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class L shares, and Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the fund's financial statements, incorporated by reference in their entirety into this SAI.

PFSI Accounts

Initial purchase of shares of the fund must be made through a PFSI Registered Representative by completing the appropriate application. The completed application should be forwarded to PFS Shareholder Services, P.O. Box 105033, Atlanta, GA 30348. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to PFS Shareholder Services. In processing applications and investments, PFS Shareholder Services acts as agent for the investor and for PFSI and also as agent for the distributor, in accordance with the terms of the prospectus. If the transfer agent ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by PFS Shareholder Services. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. A shareholder that has insufficient funds to complete any purchase will be charged a fee of up to $30 per returned purchase by PFS Shareholder Services.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts). Subsequent investments of at least $50 may be made for each Class. For the fund's Systematic Investment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the transfer agent or sub-transfer agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

Initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered Representative must contact the PFS Shareholder Services at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact PFS Shareholder Services at (800) 544-5445 to obtain proper wire instructions.

Shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact PFS Shareholder Services at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize PFS Shareholder Services to transfer funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS Shareholder Services. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS Shareholder Services. Subsequent investments by telephone may not be available if the shareholder cannot reach PFS Shareholder Services whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

Redemption proceeds can be sent by check to the address of record, or deposited into your bank account designated on the application via the Automated Clearinghouse (ACH). A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the ACH. Wire transfers are not available on phone redemptions. PFS Shareholder Services will process and mail a shareholder's redemption check usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.

An Account Transcript is available at a shareholder's request, which identifies every financial transaction in an account since it has opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested. Additional copies of tax forms are available at the shareholder's request. A $10 fee for each tax form will be assessed.

Additional information regarding PFS Shareholder Services may be obtained by contacting the Client Services Department at (800)
544-5445.

REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

	If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until PFPC receives all required documents in proper form. Redemption proceeds will be mailed to the shareholder's address of record.

	If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon
Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances.
Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instructions and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.


Distributions in Kind

	If the Board of Trustees of the fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, each fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of fund securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares that are subject to a CDSC). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant or their Financial Consultant, the Introducing Broker or dealer in the selling group. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.

VALUATION OF SHARES

	The prospectus states that the net asset value of each fund's Classes of shares will be determined on any date that the NYSE is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

	The California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio use the "amortized cost method" for valuing fund securities pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The amortized cost method of valuation of a fund's securities (including any securities held in the separate account maintained for when-issued securities) involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of each fund's securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods the yield to investors in a fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its fund securities.
For example, if the use of amortized cost resulted in a lower (higher) aggregate fund value on a particular day, a prospective investor in a fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of each such fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stable price, including maintaining a maximum dollar-weighted average fund maturity of 90 days, investing in securities that have or are deemed to have remaining maturities of only 397 days or less and investing in only United States dollar-denominated instruments determined by the fund's Board of Trustees to be of high quality with minimal credit risks and which are Eligible Securities (as defined below), there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause one of these fund's price per share to change from $1.00.

	An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of 397 days or less; (b)(i) is rated in the two highest short-term rating categories by any two NRSROs that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance, is rated in the three highest long-term rating categories by the requisite NRSROs, and whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined to be of comparable quality to any such rated security.

EXCHANGE PRIVILEGE

	Except as noted below, shareholders of certain Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

Florida, Georgia, New York, Pennsylvania and National Portfolios.

	A.	Class A and Class Y shareholders of the fund who wish to
exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney Mutual Fund Complex may do so without imposition of any charge.

	B.	Class B shares of the fund exchanged for Class B shares of
another fund will be subject to the higher applicable CDSC of the two funds. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

	C.	Upon exchange, the new Class L shares will be deemed to
have been purchased on the same date as the Class L shares of the fund that have been exchanged.


Limited Term Portfolio.

	A.	Class A and Class Y shareholders of the fund who wish to
exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney Mutual Fund Complex may do so without imposition of any charge.

	B.	Upon exchange, the new Class L shares will be deemed to
have been purchased on the same date as the Class L shares of the fund that have been exchanged.

California Money Market, New York Money Market and Massachusetts Money Market Portfolios.

	A.	Class A shares of the fund will be subject to the
appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

	B.	Class Y shareholders of the fund who wish to exchange all
or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

	Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, each fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or
(b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold.
Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.
As stated in the prospectus for shares distributed through PFS Distributors, the exchange privilege is limited.


Additional Information Regarding Telephone Redemption and Exchange
Program.

	Neither the Trust nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Trust and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.
The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant or a PFS Investments Registered Representative. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested at a price as described above in shares of the portfolio being acquired. Salomon Smith Barney and PFS Distributors reserve the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


PERFORMANCE DATA

	From time to time, in advertisements and other types of sales literature, each fund may compare its performance to that of other mutual funds with similar investment objectives, to appropriate indices or rankings such as those compiled by Lipper Analytical Services, Inc. or to other financial alternatives.

	Each fund, other than the California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market Portfolio, computes the average annual total return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars which represents the hypothetical initial investment. The calculation assumes deduction of the maximum sales charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in the prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account.

	Each fund's average annual total return with respect to its Class A shares for the one-year period, five- and ten-year periods, if any, and for the life of the fund ended March 31, 2000 is as follows:

Average Annual Total Return

PORTFOLIO

1-Year

5-Years

10-Years

Life of
Fund

Inception
Date







National
(5.94)%
4.87%
6.77%
6.91%
8/20/86
Limited
Term
(3.45)%
4.22%
5.62%
5.84%
11/28/88
New York
(5.54)%
5.03%
6.87%
6.46%
1/16/87
Florida
(6.16)%
4.75%
N/A
6.19%
4/2/91
Georgia
(7.60)%
5.42%
N/A
5.56%
4/4/94
Pennsylvani
a
(8.87)%
4.78%
N/A
5.45%
4/4/94


	Each fund's average annual total return with respect to its Class B shares for the one-year period and for the life of the fund ended
March 31, 2000 is as follows:

PORTFOLIO

1-Year

5-Year
Life of
Fund

Inceptio
n Date






National
(6.73)%
5.02%
6.67%
11/7/94
New York
(6.29)%
5.17%
6.78%
11/11/94
Florida
(6.88)%
4.92%
6.73%
11/16/94
Georgia
(5.43)%
5.56%
5.43%
6/15/94
Pennsylvani
a
(6.71)%
4.96%
5.21%
6/20/94


	Each fund's average annual total return with respect to its Class L shares for a one-year period, five-year period, if any, and for the life of the fund's Class L shares through March 31, 2000 is as follows:

PORTFOLIO

1-Year

5-Years

Life of
Fund

Inceptio
n
Date






National
(4.46)%
4.89%
5.06%
1/5/93
Limited
Term
(3.62)%
4.17%
4.40%
1/5/93
New York
(4.06)%
5.08%
5.13%
1/8/93
Florida
(4.68)%
4.79%
5.01%
1/5/93
Georgia
(7.60)%
5.47%
5.44%
4/14/94
Pennsylvani
a
(8.87)%
4.84%
5.40%
4/5/94


	The fund's average annual total return with respect to its Class Y shares for the life of the fund's Class Y shares through March 31, 2000 is as follows:

PORTFOLIO

1-Year
Life of
Fund

Inception
Date

Limited
Term
(1.31)%
0.09%
11/12/98



	Each fund's yield, other than for the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio, is computed by dividing the net investment income per share earned during a specified 30-day period ending at month end by the maximum offering price per share on the last day of such period and annualizing the result. For purposes of yield calculation, interest income is determined based on a yield to maturity percentage for each long-term debt obligation in the fund; income from short-term obligations is based on the current payment rate. Yield information may be accompanied with information on tax equivalent yield computed in the same manner, with adjustment for assumed Federal income tax rates. No taxable instruments are presently held by any of the funds.

	Each fund's distribution rate, other than those of the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio, is calculated by analyzing the latest income distribution and dividing the result by the maximum offering price per share as of the end of the period to which the distribution relates. The distribution rate is not computed in the same manner as, and therefore can be significantly different from, the above-described yield which will be computed in accordance with applicable regulations. A fund may quote its distribution rate together with the above-described standard total return and yield information in its supplemental sales literature. The use of such distribution rates would be subject to an appropriate explanation of, among other matters, how the components of the distribution rate differ from the above described yield.

	California Money Market Portfolio's yield with respect to its Class A shares for the seven-day period ended March 31, 2000 was 2.62% (the effective yield was 2.65%) with an average dollar-weighted fund maturity of 31 days; the New York Money Market Portfolio's yield with respect to its Class A shares for the seven-day period ended March 31, 2000 was 3.05% (the effective yield was 3.09%) with an average dollar-weighted fund maturity of 38 days; the Massachusetts Money Market Portfolio yield with respect to its Class A shares for the seven-day period ended March 31, 2000 was 3.16% (the effective yield was 3.21%) with an average dollar-weighted fund maturity of 34 days. From time to time the California Money Market Portfolio, the New York Money Market Portfolio and the Massachusetts Money Market Portfolio may advertise their yields, effective yields and taxable equivalent yields. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of each fund refers to the net investment income generated by an investment in each fund over a specific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in each fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. The tax equivalent yield also is calculated similarly to the yield, except that a stated income tax rate is used to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to the tax-exempt yield of each fund.

	Performance information may be useful in evaluating a fund and for providing a basis for comparison with other financial alternatives. Since the performance of each fund changes in response to fluctuations in market conditions, interest rates and fund expenses, no performance quotation should be considered a representation as to the fund's performance for any future period.

THE FUNDS

	The interest of a shareholder is in the assets and earnings of the fund in which he or she holds shares. The Board of Trustees has authorized the issuance of shares in separate series, each representing shares in one of the separate funds. Pursuant to such authority, the Board may also authorize the creation of additional series of shares and additional classes of shares within any series. The investment objectives, policies and restrictions applicable to additional funds would be established by the Board of Trustees at the time such funds were established and may differ from those set forth in the prospectuses and this SAI. In the event of liquidation or dissolution of a fund or of the Trust, shares of a fund are entitled to receive the assets belonging to that fund and a proportionate distribution, based on the relative net assets of the respective funds, of any general assets not belonging to any particular fund that are available for distribution.

	The Declaration of Trust may be amended only by a "majority shareholder vote" as defined therein, except for certain amendments that may be made by the Board of Trustees. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in certain respects to an entity organized as a corporation. The principal distinction between the two forms of business organization relates to shareholder liability described below. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case with a corporation. The Declaration of Trust of the Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written obligation, contract, instrument or undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder.

	Special counsel for the Trust is of the opinion that no personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to (a) all types of claims in the latter jurisdictions; (b) tort claims; (c) contract claims where the provision referred to is omitted from the undertaking; (c) claims for taxes; and (d) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Trust; however, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the Trust. The Board of Trustees intends to conduct the operations of the Trust, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

	The Declaration of Trust further provides that no Trustee, officer or employee of the Trust is liable to the Trust or to a shareholder, except as such liability may arise from his or her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or its duties, nor is any Trustee, officer or employee personally liable to any third persons in connection with the affairs of the Trust. It also provides that all third persons shall look solely to the Trust property or the property of the appropriate portfolio of the Trust for satisfaction of claims arising in connection with the affairs of the Trust or a particular portfolio, respectively. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer or employee is entitled to be indemnified against all liability in connection with the affairs of the Trust.

	The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination of the Trust or any of the series of the Trust by action of the shareholders or by action of the Trustees upon notice to the shareholders.

VOTING RIGHTS

	The Board of Trustees has the power to alter the number and the terms of office of the Trustees, and may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and fill vacancies, provided that in accordance with the 1940 Act, (i) a shareholder meeting to elect Trustees must promptly be called if at any time at least a majority of the Trustees have not been elected by the shareholders of the Trust, and (ii) at least 2/3 of the Trustees must have been so elected upon the filing of any vacancy by the board without a shareholder vote. Shares do not have cumulative voting rights and therefore the holders of more than 50% of the outstanding shares of the Trust may elect all of the Trustees irrespective of the votes of other shareholders. Class A, Class B, Class L and Class Y shares of a portfolio of the Trust, if any, represent interests in the assets of that fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each Class of shares has exclusive voting rights with respect to provisions of the fund's Rule 12b-1 distribution plan which pertain to a particular class. For example, a change in investment policy for a fund would be voted upon only by shareholders of the fund involved. Additionally, approval of each fund's Advisory Agreement is a matter to be determined separately by that fund. Approval of a proposal by the shareholders of one fund is effective as to that fund whether or not enough votes are received from the shareholders of the other funds to approve the proposal as to those funds. As of July 17, 1999 the following shareholders beneficially owned 5% or more of a class of shares of a portfolio of the Trust:


Georgia Portfolio Class A				% of shares

MLPF&S for the Sole Benefit of its Customers		9.471%
Attn.: Fund Administration
4800 Deer Lake Drive, East 3rd Floor
Jacksonsville, FL 32246

Gwyn H. Gordon					7.5486%
Helaine Sugarman, TTEES
Rosalie H. Alterman Rev Trust
DTD 5/7/1997
774 W. Sussex Road
Altanta, GA  30306

Georgia Portfolio Class L

E.K. Gandy						6.3237%
164 Country Club Road
Macon, GA  31210-4747


Pennsylvania Portfolio Class A

Abraham L. Morris					7.6534%
906 Frog Hollow Terrace
Rydal, PA 19046-2403

SB Private Trust Co. of N.J.				6.8231%
#138018738151 D. D'Arienzo
Trustee of CE Minerals Exec.
Deferral/Retention Plan
153 East 53rd Street, 23rd Floor
New York, NY  10043-0001

Murray L. Katz and					5.1475%
Harriet L. Katz  JTWROS
186 Commadore Drive
Jupiter, FL 33477-4004



Massachusetts Money Market Portfolio Class A

Mr. Michael J. Zak 					5.5496%
74 Musterfield Road
Concord, MA  01742-1613


TAXES

	The following is a summary of certain material tax considerations affecting each fund and its shareholders. Please refer to the applicable prospectus for further discussion. In addition to the considerations described below and in the applicable prospectus, there may be other federal, state, local or foreign tax implications to consider. Because taxes are a complex matter, shareholders and prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of an investment.

	Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. On March 31, 2000, the unused capital loss carryovers, by fund, were approximately as follows:
Limited Term portfolio, $11,508,000; California Money Market portfolio, $50,600, New York Money Market portfolio, $29,300; New York portfolio, $9,400,000; Georgia portfolio, $1,015,300; Pennsylvania portfolio, $668,000; Florida portfolio, $2,430,000; National portfolio,
$4,176,000. For Federal income tax purposes, these amounts are available to be applied against future capital gains of the fund that has the carryovers, if any, that are realized prior to the expiration of the applicable carryover. The carryovers expire as follows:

PORTFOLIO
March
31,




(in thousands)
2003
2004
2005
2006
2007
2008
Limited Term
$273
$1,740
-
-
-
$9,495
CA Money
-
$1
-
-
-
$49.6
NY Money
-
-
-
-
-
$29.3
New York
-
-
-
-
-
$9,400
Georgia
-
-
-
-
$32
$983.3
Pennsylvania
-
-
-
-
-
$668
Florida
-
-
-
-
-
$2,430
National
-
-
-
-
-
$4,176
Mass Money
-
-
-
-
-
-

	As described above and in the Prospectuses, each fund is designed to provide investors with current income, in the form of "exempt-interest dividends," which is excluded from gross income for Federal income tax purposes and, except for the Limited Term Portfolio and the National Portfolio, exempt from otherwise applicable state and/or local personal income taxes in a particular state. No fund is intended to be a balanced investment program, and the funds are not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in any fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because those investors would not gain any additional tax benefit from the receipt of tax-exempt income.

	Each fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Code. Provided that a fund (a) is a regulated investment company and (b) distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the fund will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. Any such taxes paid by a fund would reduce the amount of income and gains available for distribution to shareholders.

	Because each fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of a fund is not deductible for federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of a fund and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, the portion of any exempt-interest dividend paid by a fund that represents income derived from "private activity bonds" held by the fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" of the substantial user. Moreover, some or all of a fund's exempt-interest dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. In addition, the receipt of a fund's dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and the federal and California "excess net passive income" tax liability of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) "substantial users" with respect to a facility or "related" to those users within the meaning of the Code or (b) subject to a federal alternative minimum tax, the federal "branch profits" tax, or the federal or California "excess net passive income" tax.

As a general rule, a fund's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Shareholders of each fund will receive an annual statement as to the income tax status of his or her dividends and distributions for the prior calendar year. Each shareholder will also receive, if appropriate, various written notices after the close of a fund's prior taxable year as to the federal income tax status of certain dividends or distributions which were received from the fund during the fund's prior taxable year.

		Dividends paid by any fund from interest income on taxable investments, net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term capital gains ("capital gain dividends") are taxable as long-term capital gains regardless of the length of time a shareholder has owned fund shares.

If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest. If such fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a fund failed to qualify as a regulated investment company for a period greater than one taxable year, such fund may be required to recognize any net built-in gains with respect to certain o fits assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

		Shareholders are required to pay tax on all taxable distributions even if those distributions are automatically reinvested in additional shares. None of the dividends paid by any fund will qualify for the corporate dividends-received deduction. Certain distributions paid in January may be treated as if received on December 31 for federal income tax purposes. Each fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

		Some of the funds may invest in exchange-traded municipal bond index futures contracts. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a fund and, accordingly, will affect the amount of capital gains distributed to the fund's shareholders. For federal income tax purposes, gain or loss on these futures contracts
(referred to herein as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, these instruments are treated as if sold at a fund's fiscal year end for their fair market value. As a result, the fund may be recognizing gains or losses before they are actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Marking-to-market and the application of this 60/40 rule to unrealized gains and losses on section 1256 contracts generally will affect the amount and timing of capital gains or losses of a fund and of distributions taxable to a shareholder. Moreover, if a fund invests in both section 1256 contracts and offsetting positions to such contracts, which together constitute a straddle, then the fund may be required to defer certain realized losses.

		A shareholder's gain or loss, if any, on the disposition of shares of a fund that are held as capital assets (whether by redemption, sale or exchange) generally will be a long-term or short-term capital gain or loss depending on whether the shares had been held for tax purposes for more than one year, or one year or less, respectively. If a shareholder receives a capital gain dividend with respect to any share and redeems or otherwise sells the share before it has been held by the shareholder for more than six months, then any loss (to the extent not disallowed pursuant to the other six-month rule described above relating to exempt-interest dividends) on the sale or other disposition of such share will be treated as long-term capital loss to the extent of the capital gain dividend.

		If a shareholder incurs a sales charge when acquiring shares of a fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account when computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares will be treated as incurred with respect to the second acquisition and, as a general rule, will increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

		Investors considering buying shares of a fund just prior to a record date for a capital gain distribution should be aware that, regardless of whether the price of the fund shares to be purchased reflects the amount of the forthcoming distribution payment, any such payment will be a taxable distribution payment.

		Each fund may be required to withhold (as "backup withholding") 31% of all taxable dividends, capital gain distributions, and (except for California Money Market Portfolio, New York Money Market Portfolio and Massachusetts Money Market Portfolio) the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the fund with their correct taxpayer identification number (social security or employer identification number) and any required certifications. Withhholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax returns.

	From time to time, proceedings have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. It may be expected that similar proposals may be introduced in the future. If such proposals were to be enacted, the ability of a fund to pay "exempt interest" dividends could be adversely affected and the fund would then need to reevaluate its investment objectives and policies and consider changes in its structure.

State Tax Information

California State Taxes California shareholders will not be subject to California state personal income tax on dividends they receive from the California Money Market Portfolio to the extent that such distributions qualify as exempt-interest dividends under the Code and California law and provided that, at the close of each quarter of the Portfolio's taxable year, at least 50% of the Portfolio's total assets are invested in municipal obligations of California issuers. To the extent that distributions are derived from taxable income, including long or short-term capital gains, such distributions will not be exempt from California state personal income tax. Dividends on the California Portfolio are not excluded in determining California state franchise taxes on corporations and financial institutions.


Florida Taxes Florida currently does not impose a personal income tax on individuals. Thus, individual shareholders of the Florida Portfolio will not be subject to any Florida state income tax on distributions received from the Florida Portfolio. However, certain distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.

Florida currently imposes an "intangibles tax" on certain securities and other intangible assets owned by Florida residents. Certain types of municipal obligations of Florida issuers, U.S. Treasury securities and municipal obligations issued by certain U.S. territories and possessions are exempt from this intangibles tax. The Florida Portfolio seeks generally to select investments that will enable its shares to be exempt from the Florida intangibles tax and attempts to ensure that all of its assets held on the annual assessment date are exempt from this tax. Additionally, the Florida Department of Revenue has ruled that, if on the annual assessment date of any year the Florida Portfolio consists solely of such exempt assets, then the Florida Portfolio's shares will be exempt from the Florida intangibles tax. The Florida Portfolio intends to provide shareholders annually with information relating to its assets necessary to permit shareholders to determine whether the value of Florida Portfolio shares held is exempt from the Florida intangibles tax.

Investors purchasing municipal obligations of their state of residence, or a fund comprised of such obligations, should recognize that the benefits of the exemption from local taxes, in addition to the exemption from federal taxes, necessarily limits the fund's ability to diversify geographically. The Florida Portfolio will make available annually to its shareholders information concerning the tax status of its distributions, including the amount of its dividends designated as exempt-interest dividends and as capital gain dividends.

The foregoing is only a brief summary of the tax considerations generally affecting the Florida Portfolio and its shareholders who are Florida residents. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

Georgia Taxes Exempt-interest dividends and distributions by the Georgia Portfolio to a Georgia resident that are attributable to interest on Georgia municipal obligations or direct obligations of the United States and its territories and possessions will not be subject to the State of Georgia personal income tax. Dividends or other distributions by the Georgia Portfolio which are attributable to other sources, including all distributions that qualify as capital gains dividends for federal income tax purposes, will be subject to the State of Georgia personal income tax at the applicable rate.

Investors purchasing municipal obligations of their state of residence, or a fund comprised of such obligations, should recognize that the benefits of the exemption from local taxes, in addition to the exemption from federal taxes, necessarily limits the fund's ability to diversify geographically. The Georgia Portfolio will make available annually to its shareholders information concerning the tax status of its distributions, including the amount of its dividends designated as exempt-interest dividends and as capital gain dividends.

The foregoing is only a brief summary of the tax considerations generally affecting the Georgia Portfolio and its shareholders who are Georgia residents. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

Massachusetts Taxes Individual shareholders who are otherwise subject to Massachusetts personal income tax will not be subject to Massachusetts personal income tax on exempt-interest dividends received from the fund to the extent the dividends are attributable to interest on obligations of the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities (or on obligations of certain other governmental issuers such as Puerto Rico, the Virgin Islands and Guam) that pay interest which is excluded from gross income for federal income tax purposes and exempt from Massachusetts personal income taxes. Other distributions from Massachusetts Money Market Portfolio, including those related to long-and short-term capital gains, other than certain gains from certain Massachusetts Municipal Securities identified by the Massachusetts Department of revenue, generally will not be exempt from Massachusetts personal income tax. Businesses should note that Massachusetts Money Market Portfolio's distributions derived from Massachusetts Municipal Securities are not exempt from Massachusetts corporate excise tax.

The foregoing is only a brief summary of the tax considerations generally affecting the Massachusetts Money Market Portfolio and its shareholders who are Massachusetts residents. Shareholders are urged to consult their own tax advisers with specific reference to their own tax situation.

New York State and City Taxes New York resident shareholders of the New York Portfolio or the New York Money Market Portfolio will not be subject to New York State and New York City personal income taxes on exempt-interest dividends attributable to interest on tax-exempt obligations of the State of New York and its political subdivisions, as well as certain other obligations the interest on which is considered exempt for New York State and New York City purposes. The New York Money Market Portfolio is required to report annually the source, tax status and recipient information related to its exempt-interest dividends distributed within the State of New York. Exempt-interest dividends are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions.

The foregoing is only a brief summary of some of the tax considerations generally affecting the New York Portfolio, the New York Money Market Portfolio and their shareholders who are New York residents. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

Pennsylvania Taxes Exempt-interest dividends distributed by the Pennsylvania Portfolio will not be subject to the Pennsylvania personal income tax, the corporate net income tax or to the Philadelphia school district investment income tax to the extent that the dividends are attributable to interest received by the Portfolio from its investments in Pennsylvania municipal obligations and U.S. Government obligations, including obligations issued by U.S. possessions. For Pennsylvania personal income tax purposes, capital gain distributions are treated as ordinary dividends and are taxed at ordinary income tax rates.

Investors purchasing municipal obligations of their state of residence, or a fund comprised of such obligations, should recognize that the benefits of the exemption from local taxes, in addition to the exemption from federal taxes, necessarily limits the fund's ability to diversify geographically. The Pennsylvania Portfolio will make available annually to its shareholders information concerning the tax status of its distributions, including the amount of its dividends designated as exempt-interest dividends and as capital gain dividends.

The foregoing is only a brief summary of some of the tax considerations generally affecting the Pennsylvania Portfolio and its shareholders who are Pennsylvania residents. Investors are urged to consult their tax advisors with specific reference to their own tax situation.


ADDITIONAL INFORMATION

	The Trust, an open-end management investment company, is organized as a "Massachusetts business trust" pursuant to a Declaration of Trust dated August 14, 1985. Pursuant to the Declaration of Trust, the Board of Trustees has authorized the issuance of different series of shares, each representing shares in separate funds. The assets of each fund are segregated and separately managed. Each share of a fund represents an equal proportionate interest in the net assets of that fund with each other share of the same fund and is entitled to such dividends and distributions out of the net income of that fund as are declared in the discretion of the Board of Trustees. Shareholders are entitled to one vote for each share held and will vote by individual fund except as otherwise permitted by the 1940 Act. It is the intention of the Trust not to hold annual meetings of shareholders.
The Board of Trustees may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust, and shareholders are entitled to call a meeting upon a vote of 10% of the fund's outstanding shares for purposes of voting on removal of a Trustee or Trustees. The Trust will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and have only such conversion or exchange rights as the Board of Trustees may grant in its discretion. Shares are redeemable as set forth under "Redemption of Shares."

	The Trust sends to each of its fund's shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the funds at the end of the reporting period. In an effort to reduce each fund's printing and mailing costs, each fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Financial Consultants or the Transfer Agent.

	PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of each fund. Under the custody agreement with the trust, PNC holds each fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges. The assets of each fund are held under bank custodianship in compliance with the 1940 Act.

	Citi Fiduciary Trust Company, located at 125 Broad Street, New York, New York 10004, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

	PFPC Global Fund Services, located at P.O. Box 9699, Providence, RI 02940-9699, serves as the fund's sub-transfer agent. Under the transfer agency agreement, PFPC maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, and distributes dividends and distributions payable by the fund. For these services, PFPC receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

The funds' financial information is incorporated by reference to the funds' Annual Reports to Shareholders for the fiscal year ended March 31, 2000 which were filed with the SEC on June 8, 2000, accession number 950130-00-003314.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
	Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.



APPENDIX A

Ratings of Municipal Bonds, Notes and Commercial Paper

Moody's Investors Service, Inc.  ("Moody's"):

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group ("S&P

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.


Fitch/IBCA, Inc.:

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Description of State and Local Government Note Ratings

Notes are assigned distinct rating symbols in recognition of the differences between short-term and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk-- long-term secular trends for example-- may be less important over the short run.

Moody's Investors Service, Inc.:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). A short-term rating may also be assigned on an issue having a demand feature, a variable-rate demand obligation. Such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. Symbols used are as follows:

MIG/VMIG 1 - Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
Standard & Poor's Ratings Group:

SP-1 - Very strong or strong capacity to pay principal interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

Fitch/IBCA, Inc.:

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitments in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The "+" denotes an exceptionally strong credit feature.

F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DESCRIPTION OF HIGHEST COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.:

Prime-1 - Issuers (or related supporting institutions) rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Standard & Poor's Ratings Group:

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.



Appendices B-I - Special Note:

The following information (set forth in Appendices B-G) is a summary of special factors available at the time of the preparation of this SAI affecting municipal obligations for state-specific portfolios (California, New York and Massachusetts Money Markets, Florida, Georgia, New York and Pennsylvania Portfolios). For any such state, the summary does not purport to be a complete description and is based on information from official statements and other public information relating to securities offerings, finances and bond ratings of issuers within the state. The manager has not independently verified any such information. The respective states typically indicate that budgetary information is based on estimates and projections of revenues and expenditures for a fiscal year and must not be construed as statements of fact; estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the state and the nation, and that there can be no assurance that the estimates will be achieved. Generally, NRSROs base their ratings on information and materials furnished to the agencies and on investigations, studies and assumptions by the rating agencies at a particular point in time. There is no assurance that any such rating remains in effect for a given period of time or that it will not be lowered or withdrawn entirely if, in the judgment of the NRSRO originally establishing the rating, circumstances so warrant. Any such change or withdrawal of the rating could have an adverse effect on the market price of the bonds.



APPENDIX B

Special Consideration Relating to California Municipal Obligations.

See Special Note prior to Appendix B.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives, as discussed below, could adversely affect the market values and marketability of, or result in default of, existing obligations, including obligations that may be held by a fund. Obligations of the state or local governments may also be affected by budgetary pressures affecting the State of California (the State) and economic conditions in the State. Interest income to a fund could also be adversely affected. The following discussion highlights only some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State, its agencies, or instrumentalities, as available as of the date of this SAI. The Manager has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact, which would render such information inaccurate.

Alternative Minimum Tax

As long as a fund continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and long-term capital gain distributions will be taxed as long-term capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes. Corporate taxpayers should note that dividends will not be exempt from California corporate income or franchise tax.

General

During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved significantly since 1994, with ratings increases since 1996. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

Economic Factors

California's economy is the largest among the 50 states and one of the largest in the world. The State's population of over 34 million represents about 12-1/2% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in 1994 and 1995, but rose to almost 2% in the final years of the 1990's. During the early 1990's, net population growth in the State was due to births and foreign immigration, but in recent years, in-migration from the other states has increased and once more represents net positive growth.

Total personal income in the State, at an estimated $964 billion in 1999, accounts for almost 13% of all personal income in the nation. Total employment is over 15 million, the majority of which is in the service, trade and manufacturing sectors.

From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Recovery did not begin in California until 1994, later than the rest of the nation, but since that time California's economy has outpaced the national average. By the end of 1999, unemployment in the State was at its lowest level in three decades.

Economic indicators show a steady and strong recovery underway in California since the start of 1994 particularly in high technology manufacturing and services, including computer software, electronic manufacturing and motion picture/television production, and other services, entertainment and tourism, and both residential and commercial construction. International economic problems starting in 1997 had some moderating impact on California's economy, but negative impacts, such as a sharp drop in exports to Asia which hurt the manufacturing and agricultural sectors, were offset by increased exports to Latin American and other nations, and a greater strength in services, computer software and construction. With economic conditions in many Asian countries recovering in 1999, that year had the strongest economic growth in the State for the entire decade. Current forecasts predict continued strong growth of the State's economy in 2000, with slower growth predicted in 2001 and beyond. Any delay or reversal of the recovery may create new shortfalls in State revenues.

Constitutional Limitations On Taxes, Other Charges and Appropriations

Certain California municipal obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on AD VALOREM property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value of the rate of AD VALOREM property taxes on real property and generally restricts the reassessment of property to 2% per year, except under new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise AD VALOREM taxes above the 1% limit to pay debt service on voter-approved bonded
indebtedness.    Under Article XIIIA, the basic 1% AD VALOREM tax levy
is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, but the U.S. Supreme Court upheld it in 1992.
Article XIIIA prohibits local governments from raising revenues through AD VALOREM taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed a non-voter approved levy of "general taxes" which were not dedicated to a specific use.

On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges. Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December 31, 1994 must be approved by a majority vote within two years.

Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges," defined for purposes of
Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of
Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainly the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.

The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" exclude most State subventions to local governments. No limit is imposed on appropriations of funds, which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency. The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

"Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. For at least the last ten years, appropriations subject to limitation have been under the State's limit. State appropriations are estimated to be $3.8 billion under the limit for fiscal year 1999-2000.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California municipal obligations or on the ability of the State or local governments to pay debt service on such California municipal obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of January 1, 2000, the State had outstanding approximately $20.5 billion of long-term general obligation bonds, plus $681 million of general obligation commercial paper which will be refunded by long-term bonds in the future, and $6.7 billion of lease-purchase debt supported by the State General Fund. The State also had about $13.7 billion of authorized and unissued long-term general obligation bonds and lease-purchase debt. In FY 1998-99, debt service on general obligation bonds and lease purchase debt was approximately 4.4% of General Fund revenues.

Recent Financial Results

The principal sources of General Fund revenues in 1998-1999 were the California personal income tax (53 percent of total revenues), the sales tax (32 percent), bank and corporation taxes (10 percent), and the gross premium tax on insurance (2 percent). An estimated 20% of personal income tax receipts (10% of total General Fund) is derived from capital gains realizations and stock option income. While these sources have been extraordinarily strong in the past few years, they are particularly volatile; any sustained drop in stock market levels could have a significant impact on these revenues. The State maintains a Special Fund for Economic Uncertainties (the "SFEU"), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. Because of the recession and an accumulated budget deficit, no reserve was budgeted in the SFEU from 1992-93 to 1995-96.

A a result of the severe economic recession from 1990-94 and other factors, during this period the State experienced substantial revenue shortfalls, and greater than anticipated social service costs. The State accumulated and sustained a budget deficit in the budget reserve, the SFEU, approaching $2.8 billion at its peak at June 30, 1993. The Legislature and Governor responded to these deficits by enacting a series of fiscal steps between FY1991-92 and FY1994-95, including significant cuts in health and welfare and other program expenditures, tax increases, transfers of program responsibilities and some funding sources from the State to local governments, and transfer of about $3.6 billion in annual local property tax revenues primarily from cities and counties to local school districts, thereby reducing State funding for schools. The budget deficits also led to cash flow shortfalls which led the State to use external cash flow borrowing over the end of the fiscal year for several years to fund the deficit.

The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.1 billion in 1997-
98, and $1.6 billion in 1998-99) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. The accumulated budget deficit from the recession years was finally eliminated. The Department of Finance estimates that the State's budget reserve (the SFEU) totaled about $1.8 billion at June 30, 1998 and $3.1 billion at June 30, 1999.

The growth in General Fund revenues since the end of the recession resulted in significant increases in State funding for local school districts under Proposition 98. From the recession level of about $4,300 per pupil, annual State funding has increased to over $6,000 per pupil in FY 1999-2000. A significant amount of the new moneys have been directed to specific educational reforms, including reduction of class sizes in many grade levels. The improved budget condition also allowed annual increases in support for higher education in the State, permitting increased enrollment and reduction of student fees. Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the new federal law passed in 1996. The new State program, called "CalWORKs," became effective January 1, 1998, and emphasizes programs to bring aid recipients into the workforce. As required by federal law, new time limits are placed on receipt of welfare aid. Generally, health and welfare costs have been contained even during the recent period of economic recovery, with the first real increases (after inflation) in welfare support levels occurring in 1999-2000.

One of the most important elements of the 1998-99 Budget Act was agreement on substantial tax cuts. The largest of these was a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the "VLF"). Starting on January 1, 1999, the VLF has been reduced by 25 percent. Under pre-existing law, VLF funds are automatically transferred to cities and counties, so the new legislation provided for the General Fund to make up the reductions. If State General Fund revenues continue to grow above certain targeted levels in future years, the cut could reach as much as 67.5 percent by the year 2003. The initial 25 percent VLF cut will be offset by about $500 million in General Fund money in FY 1998-99, and $1 billion annually for future years. Other tax cuts in FY 1998-99 included an increase in the dependent credit exemption for personal income tax filers, restoration of a renter's tax credit for taxpayers, and a variety of business tax relief measures. The total cost of these tax cuts was estimated at $1.4 billion for FY 1998-99.

1999-2000 Budget.

The 1999-00 Budget Act was signed on June 29, 1999, only the second time in the decade the budget was in place at the start of the fiscal year. After the Governor used his line-item veto power to reduce expenditures by about $581 million, the final spending plan called for about $63.7 billion of General Fund expenditures, $16.1 billion of Special Fund expenditures, and $1.5 billion in bond funded expenditures. The Governor's final budget actions left the SFEU with an estimated balance of $881 million at June 30, 2000, but the Governor also reduced spending to set aside $300 million for future appropriation for either employee pay raises or potential litigation costs. The final Budget Act generally provided increased funding for a wide range of programs. Education spending under Proposition 98 received the largest increase (over $2.3 billion above 1998-99), with other significant increases for higher education, health and welfare, natural resources and capital outlay. The budget provides several hundred million dollars in direct new aid to cities and counties.

The final spending plan includes several targeted tax cuts for businesses, totaling under $100 million in 1999-00. The plan also includes a one-time, one-year additional cut of 10 percent in the Vehicle License Fee for calendar year 2000. This cut will cost the General Fund about $500 million in each of 1999-00 and 2000-01 to make up lost funds for local governments. Under the 1998 law, the VLF cut to 35 percent would become permanent in the year 2001 if General Fund revenues reach a certain specified level in 2000-01. Current estimates indicate this level will be reached.

In January, 2000, the Governor released his proposed budget for fiscal year 2000-01 (the "2000 Governor's Budget"), which also included updated revenue and expenditure projections for 1999-2000. Reflecting the continued strong economy in the State, the Administration revised its revenue estimates upward by $2.1 billion to $65.2 billion; expenditures were also projected to increase by a like amount. The Administration's projected balance in the SFEU at June 30, 2000 increased from about $880 million to over $2.4 billion. In February, 2000 the State Legislative Analyst's Office ("LAO") released a report with more recent revenue estimates, based in part on actual revenues for December, 1999 and January, 2000, which were not available for the 2000 Governor's Budget. In the fourth quarter of 1999, personal income tax revenues were 17% higher than the year-earlier period. The LAO Report indicated revenues in 1999-2000 could be as much as $2.1 billion higher than the 2000 Governor's Budget estimate.

Although, as noted, the Administration projected a budget reserve in the SFEU of about $2.4 billion on June 30, 1999, the General Fund fund balance on that date also reflects $1.0 billion of "loans" which the General Fund made to local schools in the recession years, representing cash outlays above the mandatory minimum funding level. Settlement of litigation over these transactions in July 1996 calls for repayment of these loans over the period ending in 2001-02, about equally split between outlays from the General Fund and from schools' entitlements. The 1999-2000 Budget Act contained a $350 million appropriation from the General Fund toward this settlement.

Proposed 2000-01 Budget

In the 2000 Governor's Budget, the Administration proposed General Fund expenditures of $68.8 billion, based on expected revenues of $68.2 billion (including $390 million from the tobacco litigation settlement and sale of assets). The proposal included a balance in the SFEU at June 30, 2001 of $1.2 billion, plus set-aside of an additional $600 million for legal contingencies and legislative initiatives. The Governor proposed substantial additional funding for K-12 schools, higher education, capital outlay and other programs. The February, 2000 LAO Report indicated General Fund revenues for 2000-01 could be as much as $2.1 billion higher than projected in the 2000 Governor's Budget (in addition to the $2.1 billion additional revenue for 1999-2000), assuming continued strong economic growth in the State and in the stock market. Final decisions for the 2000-01 Budget will be made by the
Governor and Legislature by July, 2000.   Although the State's strong
economy is producing record revenues to the State government, the State's budget continues to be under stress from mandated spending on education, a rising prison population, and social needs of a growing population with many immigrants. These factors which limit State spending growth also put pressure on local governments. There can be no assurances that, if economic conditions weaken, or other factors intercede, the State will not experience budget gaps in the future.

Bond Rating

The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels, which had existed prior to the recession. After 1996, the three major rating agencies raised their ratings of California's general obligation bonds, which as of February, 2000 were assigned ratings of "AA-" from Standard & Poor's, "Aa3" from Moody's and "AA" from Fitch.

There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

The State is involved in certain legal proceedings (described in the State's recent financial statements) that if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions, which would overturn several parts of the State's recent budget compromises. The matters covered by these lawsuits include reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year. The State recently lost cases involving a smog impact fee on out-of-state automobiles (total liability of about $560 million) and certain corporate tax credits ($100 million). The Administration has proposed payment of the smog impact fee claims from current revenues.

Other Issuers of California Municipal Obligations

There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California municipal obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California municipal obligations.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California municipal obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.


APPENDIX C

Special Considerations Relating to Florida Municipal Obligations.

See Special Note prior to Appendix B.

General

Population. In 1980, Florida was the seventh most populous state in the U.S. Florida has grown dramatically since then and as of April 1,
1998, ranks fourth with an estimated population of 15 million.   In
1998, about 232,000 more new residents moved into Florida than moved out. The U.S. average population increase since 1990 is about 1.0% annually, while Florida's average increase is about 1.9% annually. Florida continues to be one of the fastest growing of the largest states.

Florida's strong population growth is one reason Florida's economy is performing better than the U.S. as a whole. In addition to attracting senior citizens to Florida as a place for retirement, Florida is also recognized as attracting a significant number of individuals of working age (18-64). In recent years, Florida's prime working age population (18-44) has grown at an average annual rate of more than 2.0%. More than 60% of Florida's total population is at the working age (18-64). This share is not expected to change appreciably into the twenty-first century.

Income. According to the U.S. Department of Commerce and the Florida Consensus Economic Estimating Conference, personal income in Florida has been growing strongly the last several years and has generally performed better than the U.S. as a whole and the southeast U.S. in particular. This is due to the fact that Florida's population has been growing at a very strong pace and, since the early 70's, its economy has diversified providing a broader economic base.

Florida's real income per person has tracked closely with the U.S. average and has tracked above the southeast. Florida has a proportionately greater retirement age population than other states. As a result, property, income (dividends, interest, and rent), and transfer payments (Social Security and pension benefits, among other sources of income) are relatively more important sources of income to persons residing in Florida. Transfer payments (Social Security and pension benefits, among other sources of income) are typically less sensitive to the ups and downs of the economy than wages and salaries and other employment income. Transfer payments (Social Security and pension benefits, and other sources of income), therefore, act as a stabilizing force in weak economic periods.

The personal income of residents of the various states in the U.S. is frequently used to make comparisons among the various states. However, using personal income to compare Florida to other states can be misleading. Florida's personal income is systematically underestimated. Contributions by employers to employees' pension, profit sharing, and other retirement plans are included in personal income of that employee while the employee is working and earning wages and salary. When those same employees retire, to avoid double accounting, retirement payments to them from those retirement plans are excluded in computing personal income. Florida retirees are more likely to be collecting retirement benefits that they earned in a state other than Florida. As a result, Florida personal income is underestimated.

Florida's personal income per person in 1998 was $25,852. The U.S. average personal income per person was slightly higher at $26,412. Personal income per person in the southeast United States was significantly lower at $23,725. Total Florida real personal income is forecasted to increase 4.9% in the fiscal year ended June 30, 1999, and 3.5% in the fiscal year ending June 30, 2000. Florida real personal income per person is projected to increase 3.1% in the fiscal year ended June 30, 1999, and 1.8% in the fiscal year ending June 30, 2000.

The Florida economy appears to be growing in line with, but stronger than, the U.S. economy; however, the Florida economy is expected to grow more slowly in the fiscal year ending June 30, 2000, than in the fiscal year ended June 30, 1999.

Employment

Since 1992, Florida's population has increased an estimated 11.7%, while the number of employed persons in Florida increased 15.0%. In the same period, Florida's total non-farm employment has grown approximately 24.6%, while U.S. non-farm jobs increased 15.9%. Florida is gradually becoming less dependent on employment related to construction, agriculture, or manufacturing, and more dependent on employment related to trade and services. This has also contributed to Florida's strong economic performance.

Presently, services constitute 36% and trade 25.5% of Florida's total non-farm jobs. The U.S., however, has a greater percentage of manufacturing jobs than Florida. Manufacturing jobs tend to pay higher wages, but service jobs can also pay well and tend to be less sensitive to swings in the business cycle. Florida has a concentration of manufacturing jobs in high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. These type of manufacturing jobs tend to be less cyclical.

  . Florida's unemployment rate throughout the 1980's was consistently lower than that for the U.S. In the early 1990's Florida's unemployment rate was higher than that of the U.S. In current years, Florida's unemployment rate has again generally fallen below that of the U.S. Florida's unemployment rate was 4.3% during 1998. The U.S. unemployment rate was 4.5% during 1998. It is estimated that Florida's unemployment rate will be 4.2% in the fiscal year ended June 30, 1999, and 4.4% in the fiscal year ending June 30, 2000.

Florida's economy is expected to grow at a moderate rate along with the U.S., but is expected to out perform the U.S. as a whole. Total non-farm employment in Florida is expected to increase 3.4% for the fiscal year ended June 30, 1999 and 2.9% for the fiscal year ending June 30, 2000. Trade and services, the two largest employment sectors, account for more than half of the total non-farm employment in Florida.

Employment in the service sectors should experience an increase of 5.5% for the fiscal year ended June 30, 1999, while growing 4.4% for the fiscal year ending June 30, 2000. Trade is expected to expand 2.8% for the fiscal year ended June 30, 1999, and 2.8% for the fiscal year ending June 30, 2000. The service sector is now Florida's largest employment category.

Construction

In the past, Florida's economy has been highly dependent on the construction industry and construction related manufacturing. This dependency has declined in recent years and continues to decline as a result of continued diversification of Florida's economy. For example, in 1973, total contract construction employment as a share of total non-farm employment was about 10%, in the late 1980's, the share had edged downward to 7.5%, and in 1998, the share was only 5.3%. This trend is expected to continue as Florida's economy continues to diversify. Florida, nevertheless, has a dynamic construction industry, with the percentage of housing starts increasing in 1998 by 11.1%, and construction jobs overall increasing by 5.1%, due to low interest rates and favorable economic conditions.

A driving force behind Florida's construction industry has been Florida's rapid rate of population growth. Although Florida currently is the fourth most populous state, its annual population growth is now projected to slow somewhat as the number of people moving into Florida is expected to remain over 200,000 a year during the next decade. This population trend should provide fuel for business and home builders to keep construction activity lively in Florida in the next few years. Moreover, recent federal tax reforms reducing capital gains realized on the sale of homes may increase the purchases of second, pre- retirement homes in Florida.

Single and multi-family housing starts in Florida for the fiscal year ended June 30, 1999, are projected to reach a combined level of 144,000, decreasing slightly to 143,000 for the fiscal year ending June 30, 2000. Total construction expenditures in Florida are forecasted to increase 8.6% for the fiscal year ended June 30, 1999, and increase 2.5% for the fiscal year ending June 30, 2000. Single and multi-family housing starts in Florida are projected to account for about 9% of all the housing starts in the U.S. for the fiscal year ended June 30, 1999 and 9.53% of all housing starts in the U.S. for the fiscal year ending June 30, 2000.

Tourism

Tourism is one of Florida's most important industries. Approximately
48.7 million tourists visited Florida in 1998, a 3.7% increase over 1997. Tourists in Florida are, in essence, additional residents for purposes of determining Florida tax revenues. Florida's tourist industry over the years has become more sophisticated, attracting visitors year-round and, to a degree, reducing its seasonality. Visitors to Florida tend to arrive slightly more by air than by auto.

Tourist arrivals to Florida are forecasted to increase by 2.0% for the fiscal year endedJune 30, 1999, and 1.7% for the fiscal year ending June 30, 2000. Tourist arrivals to Florida by air are expected to increase by 3.2% for the fiscal year ended June 30, 1999, and increase by 3.9% for the fiscal year ending June 30, 2000. Tourist arrivals by car are expected to increase by 0.6% for the fiscal year ended June 30, 1999, and decrease 1.0% for the fiscal year ending June 30, 2000. By June 30, 1999, 49.7 million domestic and international tourists are expected to have visited Florida. For the fiscal year ending June 30, 2000, about 50.6 million tourists are expected to visit Florida.

Revenues and Expenses

Estimated General Revenue plus Working Capital and Budget Stabilization funds available to Florida for the fiscal year ended June 30, 1999, total $19,481.8 million, a 5.2% increase over the fiscal year ended June 30, 1998. Of the total General Revenue plus Working Capital and Budget Stabilization funds available to Florida, $17,779.5 million of that is Estimated Revenues and represents an increase of 5.0% over the previous year's Estimated Revenues. With effective General Revenues plus Working Capital Fund and Budget Stabilization appropriations at $18,220.0 million, including $100.9 million transferred to the Budget Stabilization Fund, unencumbered reserves at the fiscal year ended June 30, 1999, are estimated at $1,360.7 million. Estimated General Revenue plus Working Capital and Budget Stabilization funds available to Florida for the fiscal year ending June 30, 2000, total $20,133.9 million, a 3.3% increase over the fiscal year ended June 30, 1999. The $18,555.2 million in Estimated Resources represents an increase of 4.4% over the previous year's Estimated Revenues.

General Revenues and Expenses

For the fiscal year ended June 30, 1997, approximately 67% of Florida's total direct revenue to its four operating funds were derived from Florida taxes and fees, with Federal grants and other special revenue accounting for the balance. The large majority of Florida General Revenue Funds available to Florida for the fiscal year ended June 30, 1997, were made up of the following taxes:

Sales and use tax--68%

Corporate income tax--8%

Intangible personal property tax--4%

Beverage tax--3%

Estate tax--3%

During the same fiscal year ended June 30, 1997, the large majority of expenditures from Florida's General Revenue Fund were as follows:

Education--53%

Health and welfare--26%

Public Safety--14%

Florida Sales and Use Tax

Florida's sales and use tax (6%) currently accounts for Florida's single largest source of tax receipts. Slightly less than 10% of Florida's sales and use tax is designated for local governments and is distributed to the respective counties in which collected for use by the counties, and the municipalities in such counties. In addition to this money from the State of Florida, local governments may (by a vote of the residents) assess a 0.5% or a 1.0% discretionary sales surtax within their county. Proceeds from this local option sales tax are used for funding local infrastructure programs and acquiring land for public recreation or conservation or protection of natural resources as provided under applicable Florida law. Certain charter counties have other taxing powers in addition, and non-consolidated counties with a population in excess of 800,000 may levy a local option sales tax to fund indigent health care. The indigent health care tax alone cannot exceed 0.5% and when combined with the infrastructure surtax cannot exceed 1.0%.

For the fiscal year ended June 30, 1997, Florida sales and use tax receipts (exclusive of the tax on gasoline and special fuels) totaled $12,089 million, an increase of 5.5% over the fiscal year ended June 30, 1996, collections.

Alcoholic Beverage Tax

Florida imposes an alcoholic beverage, wholesale tax (excise tax) on beer, wine, and liquor. This tax is one of Florida's major tax sources. Ninety-eight percent of the revenues collected from this tax are deposited into Florida's General Revenue Fund.

Alcoholic beverage tax totaled $447.2 million for the fiscal year ended June 30, 1997.

Corporate Income Tax

Florida imposes an income tax on corporations. All receipts of the corporate income tax are credited to the General Revenue Fund.

For the fiscal year ended June 30, 1997, corporate income tax totaled $1,362.3 million, an increase of 17.2% from the fiscal year ended June 30, 1996.

Documentary Stamp Tax

Florida imposes a documentary stamp tax on deeds and other documents relating to realty, corporate shares, bonds, certificate of indebtedness, promissory notes, wage assignments, and retail charge accounts. For the fiscal year ended June 30, 1997, 62.63% of these taxes were deposited to the General Revenue Fund.

Documentary stamp tax collections totaled $844.2 million for the fiscal year ended June 30, 1997, an 8.9% increase from the fiscal year ended June 30, 1996.

Intangible Personal Property Tax

Florida imposes an annual intangible personal property tax on stocks, bonds, including bonds secured by liens on Florida real property, notes, governmental leaseholds, and certain other intangibles not secured by a lien on Florida real property. The annual rate of tax is currently 2 mills (a mill is $1.00 of tax per $1,000.00 of property value). Effective January 1, 2000, the rate for the annual intangible tax will decrease to 1.5 mills. Florida also imposes a non-recurring 2 mill tax on mortgages and other obligations secured by liens on Florida real property. Of the net taxes imposed on intangible personal property, 66.5% are distributed to the General Revenue Fund. For the fiscal year ended June 30, 1997, total intangible personal property tax collections were $952.4 million, a 6.3% increase from the fiscal year ended June 30, 1996.

Estate Tax

Florida imposes an estate tax on the estate of a decedent for the privilege of transferring property at death. All receipts of the estate tax are credited to the General Revenue Fund.

For the fiscal year that ended June 30, 1997, receipts from this source were $546.9 million, an increase of 30% over the fiscal year ended June 30, 1996.

Lottery

Florida began its own lottery in 1988. Florida law requires that lottery revenues be distributed 50% to the public in prizes, at least 38.0% for use in enhancing education, and no more than 12.0%, for costs of administering the lottery.

Lottery ticket sales for the fiscal year ended June 30, 1997 totaled $2.09 billion, providing education with approximately $792.3 million.

Debt-Balanced Budget Requirement

At the end of the fiscal year ended June 30, 1998, Florida had outstanding about $8,703 million in principal amount of debt secured by its full faith and credit. Since then, the State has issued about $629 million in principal amount of full faith and credit bonds.

Florida's Constitution and statutes require that Florida not run a deficit in its budget, as a whole, or in any separate fund within its budget. Rather its budget and funds must be kept in balance from currently available revenues each fiscal year. If the Governor or Comptroller believes a deficit will occur in any fund, by statute, he must certify his opinion to the Administrative Commission, which then is authorized to reduce all Florida agency budgets and releases by a sufficient amount to prevent a deficit in any fund. Additionally, the Florida Constitution prohibits Florida from borrowing by issuing bonds to fund its operations.

Litigation

Currently under litigation are several issues relating to Florida actions or Florida taxes that put at risk a portion of General Revenue Fund monies. There is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on Florida's financial position.

APPENDIX D

See special note prior to Appendix B.

Special Considerations Relating to Georgia Municipal Obligations.


General

The fund's concentration in the debt obligations of one state carries a higher risk than a portfolio that is geographically diversified. In addition to State of Georgia general obligations and state agency issues, the fund will invest in local bond issues, lease obligations and revenue bonds, the credit quality and risk of which will vary according to each security's own structure and underlying economics.

Debt

The State of Georgia and its local governments issued $5.6 billion in municipal bonds in 1999, a 7% decrease from the previous year. As of May 8, 2000, the state was rated Aaa by Moody's and AAA by S&P and Fitch. The State of Georgia currently has net direct obligations of approximately $5.2 billion. Since 1973, when a Constitutional Amendment authorizing the issuance of state general obligation (GO) bonds was implemented, the state has funded most of its capital needs through the issuance of GO bonds. Previously, capital requirements were funded through the issuance of bonds by 10 separate authorities and secured by lease rental agreements and annual state appropriations. Its Constitution permits the state to issue bonds for two types of public purposes: (1) general obligation debt and (2) guaranteed revenue debt. The Constitution imposes certain debt limits and controls. GO debt service cannot exceed 10% of total revenue receipts less refunds of the state treasury. GO bonds have a maximum maturity of 25 years and 67% of the state's debt is scheduled to be retired in 10 years or less. Maximum GO debt service requirements are well below the legal limit at 5.1% of fiscal year 1999 treasury receipts. Georgia has also taken the step to establish "debt affordability" limits which state that outstanding debt will not exceed 2.7% of personal income or that maximum annual debt service will not exceed 5% of prior years revenues. State debt issuance in the next few years will be limited so that the state will decrease to these levels.

In addition to the general obligation and lease-backed debt described above, $318 million bonds have been issued and are outstanding by the Georgia World Congress Authority and $754 million bonds have been issued and are outstanding by the Georgia Housing and Finance Authority, none of which represent direct obligations of the state.

Economy

The State of Georgia has a population of approximately 7.6 million, making it the 10th largest state. Since the 1960s, the state's population has grown at a rate exceeding the national average, with the growth rate during the 1980s nearly twice that of the entire country. Stable to strong economic growth during the 1980s was led by the Atlanta metropolitan statistical area, where approximately 45% of the state's population is located. This area includes the capital city of Atlanta, and 18 surrounding counties. The next largest metropolitan area is the Columbus-Muscogee area followed by the Macon area.

The state's economy is well diversified. The current labor force of 4 million is largely concentrated in service and wholesale/retail trade jobs, followed by lesser amounts in manufacturing and government. Employment gains have substantially exceeded the region and the U.S. since 1980. Georgia's one year employment growth (February 1999 to February 2000) stood at 4.6% compared to the national rate of 2.4%. The state's economy continues to outperform the nation. Georgia's per capita income has steadily improved against the national average since the 1960s and currently is 94% of the U.S. and 105% of the Southeast region.

Financial

To a large degree, the creditworthiness of the portfolio is dependent on the financial strength of the State of Georgia and its localities. During the 1980s, the state's strong economic performance translated into solid financial performance and the accumulation of substantial reserves.

During fiscal 1989 to 1991, the state's financial condition was affected by three years of revenue shortfalls brought on by recession. During these periods, the Governor called special legislative sessions to enact sizable spending cuts to achieve budget balance. Economic conditions improved in 1992, allowing the state to restore its financial cushion. Results for fiscal 1998 showed a continuation of this positive trend with a surplus of $685 million and an ending general fund balance of $1.2 billion, or 9% of revenues.

A significant portion of the portfolio's assets is expected to be invested in the debt obligations of local governments and public authorities with investment-grade ratings of BBB or higher. While local governments in Georgia are primarily reliant on independent revenue sources, such as property taxes, they are not immune to budget shortfalls caused by cutbacks in state aid. The fund may purchase obligations issued by public authorities in Georgia which are not backed by the full faith and credit of the state and may or may not be subject to annual appropriations from the State's General Fund. Likewise, certain enterprises such as water and sewer systems or hospitals may be affected by changes in economic activity.

Sectors

Certain areas of potential investment concentration present unique risks. A significant portion of the fund's assets may be invested in health care issues. For over a decade, the hospital industry has been under significant pressure to reduce expenses and shorten length of stay, a phenomenon which has negatively affected the financial health of many hospitals. All hospitals are dependent on third-party reimbursement sources such as the federal Medicare and state Medicaid programs or private insurers. To the extent these payors reduce reimbursement levels, the individual hospitals may be affected. In the face of these pressures, the trend of hospital mergers and acquisitions has accelerated in recent years. These organizational changes present both risks and opportunities for the institutions involved.

The fund may from time to time invest in electric revenue issues which have exposure to or participate in nuclear power plants which could affect the issuers' financial performance. Such risks include unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the electric utility industry.

The fund may invest in private activity bond issues for corporate and nonprofit borrowers. These issues sold through various governmental conduits, are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied.


APPENDIX E

See Special Note prior to Appendix B.

Special Considerations Relating to New York Municipal Obligations.



Risk Factors

The information set forth below is derived from the Official Statements and/or preliminary drafts of Official Statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.

Economic Trends.

Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.

New York City

The City, with a population of approximately 7.4 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

For each of the 1981 through 1999 fiscal years, the City had an operating surplus, before discretionary transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"), after discretionary transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap- closing programs for years with projected budget gaps. The City's current financial plan projects a surplus in the 2000 and 2001 fiscal years, before discretionary transfers, and budget gaps for each of the 2002, 2003 and 2004 fiscal years. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year.

The City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that, in future years, State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2000 through 2004 fiscal years (the "2000-2004 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and Federal aid and the impact on City revenues and expenditures of any future Federal or State policies affecting the City.

Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2000 through 2004 contemplates the issuance of $8.22 billion of general obligation bonds and $5.75 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority"). The City's financing program the passage of legislation by the State which was proposed by the City to increase the financing capacity of the Finance Authority by $4 billion and assumes the effectiveness in fiscal year 2002 of a proposed State Constitutional amendment to increase the City's general obligation debt limit.
In addition, the Financial Plan anticipates access to approximately $2.4 billion in financing capacity of Tobacco Settlement Asset Securitization Corporation, Inc. ("TSASC"), which will issue debt secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States. The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, New York City Municipal Water Finance Authority ("Water Authority"), Finance Authority, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Finance Authority and TSASC. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans.

For the 1999 fiscal year, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The 1999 fiscal year is the nineteenth year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

On May 1, 2000, the City released the Financial Plan for the 2000 through 2004 fiscal years, which relates to the City and certain entities which receive funds from the City, and which is based on the Executive Budget and Budget Message for the City's 2001 fiscal year (the "Executive Budget") which begins July 1, 2000. The Financial Plan is a modification to the financial plan submitted to the Control Board on June 14, 1999 (the "June Financial Plan"), which was subsequently modified in November 1999 and January 2000. The Financial Plan projects revenues and expenditures for the 2000 and 2001 fiscal years balanced in accordance with GAAP, and projects gaps of $1.68 billion, $1.95 billion and $1.84 billion for fiscal years 2002 through 2004, respectively, after implementation of a gap-closing program.

Changes since the June Financial Plan include: (i) an increase in projected revenues of $1.6 billion, $1.2 billion, $1.1 billion, $1.3 billion and $1.6 billion in fiscal years 2000 through 2004, respectively, reflecting primarily increases in projected personal income, business, sales, real estate transfer and mortgage recording tax revenues; (ii) a delay in the assumed collection of $350 million of projected rent payments for the City's airports from fiscal year 2001 to fiscal years 2002 through 2004; (iii) merit pay wage increases for City employees of $30 million, $325 million, $750 million, $800 million and $800 million in fiscal years 2000 through 2004, respectively, contingent upon productivity savings set forth in the gap-closing program; and (iv) net expenditure savings of $518 million in fiscal year 2000, and net expenditure increases of $555 million, $798 million, $1.0 bilion and $742 million in fiscal years 2001 through 2004, respectively, reflecting, among other things, pension fund savings of $524 million, $284 million and $49 million in fiscal years 2000 through 2002, respectively (resulting primarily from a market value restart which has been approved by the trustees of one pension system but is subject to approval by the trustees of the City's other pension systems and the State Legislature), increased pension costs of $69 million and $7 million in fiscal years 2003 and 2004, respectively, and increased spending for education and other agencies.

The Financial Plan reflects discretionary transfers, for budget stabilization purposes, including a discretionary transfer of $2.6 billion from fiscal year1999 to fiscal year 2000 primarily to pay debt service due in fiscal year 2000, a proposed discretionary transfer from fiscal year 2000 to fiscal year 2001 primarily to pay debt service due in fiscal year 2001 totaling $2.9 billion, a proposed discretionary transfer from fiscal year 2001 to fiscal year 2002 to pay debt service due in fiscal year 2002 totaling $1.2 billion and a proposed discretionary transfer from fiscal year 2002 to fiscal year 2003 to pay debt service in fiscal year 2003 totaling $345 million.

In addition, the Financial Plan sets forth gap-closing actions to eliminate a previously projected gap for the 2001 fiscal year and to reduce projected gaps for fiscal years 2002 through 2004. The gap-closing actions for the 2000 through 2004 fiscal years include: (i) additional agency actions totaling $370 million, $466 million, $273 million, $273 million and $273 million for fiscal years 2000 through 2004, respectively; (ii) assumed additional Federal and State actions of $100 million in each of fiscal years 2001 through 2004, which are subject to Federal and State approval; and (iii) proposed productivity savings and reducing fringe benefits costs totaling $250 million, $265 million, $280 million and $300 million in fiscal years 2001 through 2004, respectively, to partly offset the costs of the proposed merit pay program. The Financial Plan also reflects a proposed tax reduction program totaling $364 million, $678 million, $816 million and $1.1 billion in fiscal years 2001 through 2004, respectively, including elimination of the commercial rent tax over three years commencing June 1, 2000 at a cost of $97 million in fiscal year 2002, increasing to $430 million in fiscal year 2004; a 50% reduction in the 14% personal income tax surcharge on July 1, 2000 at a cost of $329 million in fiscal year 2001, increasing to $403 million in fiscal year 2004; the extension of current tax reductions for owners of cooperative and condominium apartments at an annual cost of approximately $200 million starting in fiscal year 2002; and repeal of the $2 flat fee hotel occupancy tax effective December 1, 2000. It can be expected that the Financial Plan will engender public debate which will continue through the time the budget is scheduled to be adopted in June 2000. The Financial Plan may be changed by the time the budget for fiscal year 2001 is adopted.

Wage increases for City employees are provided for in the Financial Plan through a merit pay plan for two years after their collective bargaining agreements expire in fiscal years 2000 and 2001, contingent upon productivity savings. The Financial Plan does not make any provision for wage increases thereafter. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and other factors which could have a material effect on the City.

The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and modest employment growth and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The 2000-2004 Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2000 through 2004 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of City agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure.

On June 7, 1999, the City Council adopted a budget for fiscal year 2000. The adopted budget includes lower estimated debt service expenditures in fiscal year 2000 resulting from a $456 million increase, from $2.1 billion to $2.6 billion, in the proposed discretionary transfer in the 1999 fiscal year to pay debt service due in fiscal year 2000. The $456 million increase in the discretionary transfer reflects increased tax revenues and decreased expenditures in the 1999 fiscal year. The adopted budget also includes $220 million of spending initiatives proposed by the City Council, other increased spending and the net cost of revised tax reduction proposals, which reflect the repeal of all of the City non-resident earnings tax and the elimination of certain of the previously proposed tax reduction initiatives.

On July 16, 1998, Standard & Poor's revised its rating of City bonds upward from BBB+ to A-. Moody's rating of City bonds was revised in February 1998 to A3 from Baa1. On March 8, 1999, Fitch revised its rating of City bonds upward to A. Moody's, Standard & Poor's and Fitch currently rate the City's outstanding general obligation bonds A3, A-and A, respectively.

New York State and its Authorities

The State ended the 1999-2000 fiscal year in balance on a cash basis, with a reported closing balance in the General Fund of $1.17 billion, after reserving $3.97 billion in the tax refund reserve account.

The State adopted the debt service portion of the State budget for the 2000- 01 fiscal year on March 31, 2000. The remainder of the budget for the State's 2000-01 fiscal year was adopted by the State Legislature on May 5, 2000, 35 days after the statutory deadline of April 1, 2000. The adopted budget projects total General Fund spending of $38.9 billion, an increase of 4.7 percent. The State's adopted budget assumes continued growth could adversely affect these projections. There can be no assurance that actual results will not differ materially and adversely from the projections set forth in the State's adopted budget projections. The State expects to produce revised financial plans and its Annual Information Statement in the near future which will reflect the adopted budget and other changes to its financial plan projections.

The State Financial Plan accompanying the Governor's 2000-01 Executive Budget contained projections of potential imbalances in the 2001-02 fiscal year of $1.23 billion and in the 2002-03 fiscal year of $2.65 billion, assuming implementation of the 2000-01 Executive Budget recommendations and application of tax reduction reserves used to offset costs in each of the 2001-02 and 2002- 03 fiscal years, respectively. Preliminary analysis of the 2001-02 projection after adoption of the 2000-01 budget indicates that the State will have a potential imbalance that is higher than the Executive Budget projection.

Standard & Poor's rates the State's general obligation bonds A+, and Moody's rates the State's general obligation bonds A2. On November 9, 1999, Standard & Poor's revised its rating on the State's general obligation bonds from A to A+.

Litigation

A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to carry out the State Financial Plan.

The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1999 amounted to approximately $3.5 billion.



APPENDIX F

Special Considerations Regarding Pennsylvania

See Special Note Prior to Appendix B

The following highlights only some of the more significant financial trends and problems affecting Pennsylvania, and is based on information drawn from official statements and prospectuses relating to securities offerings of the Commonwealth of Pennsylvania, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. The funds have not independently verified any of the information contained in such official statements and other publicly available documents, but are not aware of any fact which would render such information inaccurate.

Overview

Because the funds concentrate their investments in Pennsylvania, there are risks associated with the funds that would not exist if the funds' investments were more widely diversified. These risks include the possible enactment of new legislation in Pennsylvania that could affect obligations of the state or its political subdivisions, municipalities or agencies, economic factors that could affect such obligations, and varying levels of supply and demand for obligations of the Commonwealth and its political subdivisions, municipalities, and agencies.

Constitutional and Statutory Revenue Limitations

The Constitution of Pennsylvania requires that all taxes shall be uniform, upon the same class of subjects, within the territorial limits of the authority levying the tax, and shall be levied and collected under the general laws of the Commonwealth of Pennsylvania.

The Constitution of Pennsylvania provides that the General Assembly may exempt from taxation certain persons and property. For instance, the General Assembly may establish exemption or special tax treatment for classes based on age, disability, infirmity, or poverty.

Local taxes (other than Philadelphia) are generally authorized under the Local Tax Enabling Act. This statute generally authorizes, and imposes limits on, the ability of political subdivisions to impose taxes. Pennsylvania's political subdivisions consist of counties, municipalities, and school districts. The Local Tax Enabling Act does not apply to counties whose taxing authority is limited for the most part to real estate and personal property taxes, although the validity of the personal property is the subject of litigation. Most Philadelphia taxes (other than real estate and personal property taxes) are imposed pursuant to the general authority of the Sterling Act and the Little Sterling Act, applicable to the City and School District, respectively. Each of these statutes grants broad taxing powers, but generally prohibits taxing what the Commonwealth taxes. The Philadelphia business privilege tax is imposed under the authority of the First Class City Tax Reform Act.

The Pennsylvania Intergovernmental Cooperation Authority Act for cities of the first class authorizes Philadelphia to enact a combination of a sales tax, a realty transfer tax or a wage and net profits tax for the benefit of the Pennsylvania Intergovernmental Cooperation Authority ("PICA"). The PICA tax on wages and net profits reduces the amount of wage and net profits taxes imposed under the Sterling Act (prior to the imposition of the PICA tax), so that the combined rate of tax remains the same. Other local taxes are specially enacted or authorized for certain classes of localities, including Philadelphia and Pittsburgh.

The Pennsylvania General Assembly has enacted legislation which gives local governments the option of reducing property taxes and simplifying their local tax system by collecting an earned income or other type of tax. The General Assembly may, in the future,consider other local tax reform measures.

Pennsylvania Taxes

The Commonwealth General Fund budgets for fiscal 1996 through 2000 included various tax reduction measures. Tax reductions included in the enacted fiscal 1999 budget totaled an estimated $380.2 million. The major components of the tax reductions are (i) a reduction in the tax rate for the capital stock and franchise tax from 11.99 mils to 10.99 mils, (ii) a repeal of the gross receipts tax on regulated gas utilities, (iii) a reduction of the minimum capital stock and franchise tax from $300 to $200, (iv) raising the annual cap on net operating loss carryovers from $1 million to $2 million, (v) increasing the weighting of the sales factor of the corporate tax apportionment formula from 50% to 60%, and (vi) a reduction of various other miscellaneous items. Most of the major changes are effective January 1, 1999.

   In the fall of 1998, Pennsylvania enacted the Keystone Opportunity Zone Act, which provides for the creation of 12 "keystone opportunity zones" designed to spur economic development by foregoing state and local taxes under certain circumstances. The legislation provides for relief from, among other things, corporate net income taxes, capital stock/foreign franchise taxes, personal income taxes and sales and use taxes (on purchases used and consumed by businesses in the zone).

General Economic Conditions in Pennsylvania

Historically, the key industries in Pennsylvania were manufacturing and mining, led by steel and coal industries of national importance. Dependence upon these industries made Pennsylvania vulnerable not only to cyclical economic fluctuations, but also to pronounced long-term changes in the nation's economic structure. In recent years, the state has experienced growth in the services sector, including trade, medical and health services, education, and financial institutions. Manufacturing has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth.

   The five-year period ending with fiscal 1998 was a time of economic growth with modest rates of growth at the beginning of the period and larger increases during the more recent years. Throughout the period, inflation has remained low, helping to restrain expenditure growth. Favorable economic conditions have helped total revenues and other sources rise at an annual average of 4.2% during the five-year period. The annual growth rate for taxes of 4.3% almost matched the total revenue rate. License and fee revenues rose at a 7.9% annual rate, largely because of various motor vehicle fee increases effective for fiscal 1998. Other revenues, mostly charges for sales and services and investment income, increased at an average annual rate of 17.6%. Expenditure and other uses during the fiscal 1994 through fiscal 1998 period rose at a 3.8% average annual rate, led by a 10.2% average annual increase for protection of person and property costs.

Operations during the 1998 fiscal year increased the unappropriated balance of Commonwealth revenues by $86.4 million to $488.7 million at June 30, 1998 (prior to transfers). Higher than estimated revenues, offset in part by increased reserves for tax refunds, and slightly lower expenditures than budgeted were responsible for the increase.

Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $18,123.2 million, $676.1 million (3.9%) above the estimate made at the time the budget was enacted. Tax revenue in fiscal 1998 grew 4.8% over tax revenues during fiscal 1997. his rate of increase includes the effect legislated tax reductions that affected receipts during both fiscal years and therefore understates the actual underlying rate of growth of tax revenue for fiscal 1998. Non-tax revenues were $27.5 million (8.6%) over estimate, mostly due to greater than anticipated interest earnings for the fiscal year.

Reserves established during fiscal 1998 for tax refunds totaled $910 million. This amount is a $370 million increase over tax refund reserves for fiscal 1997 (representing a 68.5% increase). The fiscal 1998 amount includes a one-time addition intended to fund all fiscal 1998 tax refund liabilities, including that portion to be paid during fiscal 1999.

Expenditures from all fiscal 1998 appropriations (including pooled financing expenditures and net of current year lapses) totaled $17,229.8 million. This represents an increase of 4.5% over fiscal 1997 appropriation expenditures. Lapses of appropriation authority during the fiscal year totaled $161.8 million including $58.8 million from fiscal 1998 appropriations. These appropriation lapses were used to fund $120.5 million of supplemental fiscal 1998 appropriations.

For GAAP purposes, assets increased $705.1 million in fiscal 1998 and liabilities rose by $111.1 million. These changes contributed to a $310.3 million rise in the undesignated-unreserved balance for June 30, 1998 to $497.6 million, the highest level achieved since audited GAAP reporting was instituted in 1984.

The 1999 fiscal year ended with an unappropriated surplus (prior to the transfer to the Tax Stabilization Reserve Fund) of $702.9 million, an increase of $214.2 million from June 30, 1998. Transfers to the Tax Stabilization Reserve Fund total $225.4 million for fiscal year 1999 consisting of $105.4 million representing the statutory 15% of the fiscal year-end unappropriated surplus and an additional $150 million from the unappropriated surplus authorized by the General Assembly.
The $447.5 million balance of the unappropriated surplus was carried over to fiscal year 2000. The higher unappropriated surplus was generated by tax revenues that were $712.0 million (3.9%) above estimate (after tax reductions enacted with the 1999 fiscal year budget that were estimated to be $241.0 million) and $61.0 million of non-tax revenue (18.4%) above estimate. Higher than anticipated appropriation lapses also contributed to the higher surplus. A portion of the higher revenues and appropriation lapses were used for supplemental fiscal 1999 appropriations totaling $357.8 million. Including the supplemental appropriations and net of appropriation lapses, expenditures for fiscal 1999 totaled $18,144.9 million, a 5.9% increase over expenditures during fiscal 1998.

The General Fund budget for the 2000 fiscal year was approved by the General Assembly in May 1999. The adopted budget includes estimated spending from Commonwealth revenues of $19,061.5 million and estimated revenues (net of estimated tax refunds and enacted tax changes) of $18,699.9 million. Funds to cover the $361.6 million difference between estimated revenues and projected spending will be obtained from a draw down of the projected fiscal 1999 year-end balance. The level of proposed spending represents an increase of 3.8% over the spending authorized for fiscal 1999 of $18,367.5 million. Enacted tax changes effective for fiscal 2000 total a net reduction of $380.2 million for the General Fund.

The estimate of Commonwealth revenue for fiscal 1999 is based on an economic forecast for real gross domestic product to grow at a 1.4% rate from the second quarter of 1999 to the second quarter of 2000. Growth of real gross domestic product is expected to be restrained by a slowing of the rate of consumer spending to a level consistent with personal income gains and by smaller gains in business investment in response to falling capacity utilization and profits. Slowing economic growth is expected to cause the unemployment rate to rise through the fiscal year but inflation is expected to remain moderate. Trends for the Pennsylvania economy are expected to maintain their close association with national economic trends. Personal income growth is anticipated to remain slightly below that of the U.S. while the Pennsylvania unemployment rate is anticipated to be very close to the national rate.

Commonwealth revenues (excluding the estimated cost of enacted tax reductions) are projected to increase by 2.8% over fiscal 1999 receipts. Appropriations from Commonwealth funds increased by 3.8% over fiscal 1999 appropriations. Enacted tax cuts for fiscal 2000 total an estimated $380.2 million to the General Fund. According to a November 30, 1999 press release from the Pennsylvania Secretary of Revenue, General Fund revenues for December, 1999 totaled $1.7 billion, which was $23.9 million, or 1.4% more than anticipated. Fiscal year-to-date General Fund collections total $8.6 billion, which is $177 million, or 2.1% above estimate.

The following table shows the average annual unemployment rate for Pennsylvania and the nation for the periods indicated. This information is drawn from official statements and prospectuses relating to securities offerings of the state of Pennsylvania, its agencies, and instrumentalities. No independent verification of the information contained in such official statements and other publicly available documents has been made.

Period
Pennsylvania
United States
1989
4.5%
5.3%
1990
5.4%
5.6%
1991
7.0%
6.8%
1992
7.6%
7.5%
1993
7.1%
6.9%
1994
6.2%
6.1%
1995
5.9%
5.6%
1996
5.3%
5.4%
1997
5.2%
4.9%
1998
4.6%
4.5%
1999
4.3%
4.3%


As of August 1999 , the seasonally adjusted unemployment rate for the Commonwealth was 4.5 %, compared to 4.2 % for the United States.

From time to time, certain Pennsylvania municipalities and political subdivisions have experienced economic downturns. For example, the financial condition of the City of Philadelphia in the early 1990s had impaired its ability to borrow and resulted in its obligations being downgraded by the major rating services to below investment grade. However, these obligations have since been upgraded.

The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia in remedying its fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary
and fiscal affairs.     At this time Philadelphia is operating under a
five-year fiscal plan approved by PICA on June 15, 1999.

No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,014.1 million in special revenue bonds outstanding as of June 30, 1999. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

There is various litigation pending against the Commonwealth, its officers, and employees. In 1978, the Pennsylvania General assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth are pending, some of which, if decided adversely to the Commonwealth, could have a material adverse impact on governmental operations. All of the foregoing factors could affect the outstanding obligations of the Commonwealth and its municipalities and political subdivisions, including obligations held by the funds. Further, there can be no assurance that the same factors that adversely affect the economy of the Commonwealth generally will not also adversely affect the market value or marketability of obligations issued by local units of government or local authorities in the Commonwealth, or the ability of the obligators to pay the principal of or interest on such obligations. In October 1999, Pennsylvania General Obligation Bonds were rated Aa3 by Moody's, AA by Fitch and AA by S&P.




APPENDIX G

Special Considerations Relating To Massachusetts Municipal Obligations

See Special Note Prior to Appendix B

Summary

The Commonwealth of Massachusetts and certain of its cities and towns and public bodies have experienced financial difficulties in the past that have adversely affected their credit standing. The recurrence of such financial difficulties could adversely affect the market value of the instruments held in the funds. The information summarized below describes some of the more significant factors that could affect the funds or the ability of the obligors to pay debt service. The sources of such information are the official statements of issuers located in the Commonwealth of Massachusetts, as well as other publicly available documents, and statements of public information contained in such statements and documents, but the funds are not aware of facts which would render such information inaccurate.

Fiscal Matters

The Commonwealth's operating fund structure satisfies the requirements of state finance law and is in accordance with generally accepted accounting principles ("GAAP"), as defined by the Government Accounting Standards Board. The General Fund and those special revenue funds which are appropriated in the annual state budget receive most of the non-bond and non-federal grant revenues of the Commonwealth. These funds are referred to herein as the "budgeted operating funds" of the Commonwealth. They do not include the capital projects funds of the Commonwealth, into which the proceeds of Commonwealth bonds are deposited. The three principal budgeted operating funds are the General Fund, the Highway Fund and the Local Aid Fund. Expenditures from these three funds generally account for approximately 93% of total expenditures of the budgeted operating funds.

The Commonwealth's budgeted operating funds for fiscal 1996, 1997, 1998 and 1999 showed an excess (deficiency) of revenues and other sources over expenditures and other uses of $446 million, $221 million, $798 million and ($80) million and positive fund balances $1.172 billion, $1.394 billion, $2.192 billion and $2.112 billion, respectively. Over the same period, budgeted expenditures and other uses were approximately $16.881 billion for fiscal 1996, $17.949 billion for fiscal 1997, $19.002 billion for fiscal 1998 and $20.245 billion for fiscal 1999.

   The Commonwealth's fiscal 2000 budget is based on numerous spending and revenue estimates, the achievement of which cannot be assured. The Executive Office of Administration and Finance estimates fiscal 2000 budgeted expenditures and other uses will total approximately $21.38 billion, while budgeted revenues and other sources will total approximately $21.92 billion.

Limitations on Tax Revenues.

Chapter 62F, which was enacted by the voters in November 1986, establishes a state tax revenue growth limit for each fiscal year equal to the average positive rate of growth in total wages and salaries in the Commonwealth, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. Chapter 62F also requires that allowable state tax revenues be reduced by the aggregate amount received by local government units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, is to be applied as a credit against the then current personal income tax liability of all taxpayers in the Commonwealth in proportion to the personal income tax liability of all taxpayers in the commonwealth for the immediately preceding tax year. The law does not exclude principal and interest payments on Commonwealth debt obligations from the scope of its tax limit. However, the preamble contained in Chapter 62F provides that "although not specifically required by anything contained in this chapter, it is assumed that from allowable state tax revenues as defined herein the Commonwealth will give priority attention to the funding of state financial assistance to local governmental units, obligations under the state governmental pension systems, and payment of principal and interest on debt and other obligations of the Commonwealth."

Tax revenues in fiscal 1995 through fiscal 1999 were lower than the limit set by Chapter 62F, and the Executive Office for Administration and Finance currently estimates that state tax revenues in fiscal 2000 will not reach the limit imposed by either of these statutes. For fiscal 1999, as calculated by the State Auditor pursuant to Chapter 62F, net state tax revenues were approximately $14.302 billion and allowable state tax revenues were approximately $15.470 billion.

The fiscal 2000 budget contained several tax law changes, three of which are anticipated to reduce tax revenues in fiscal 2000. The budget reduced the income tax rate from 5.95% to 5.75% over three years, with a 5.85% rate effective January 1, 2000, a 5.80% rate effective January 1, 2001 and a 5.75% rate effective January 1, 2002. The Department of Revenue estimates that the budgetary cost of these provisions will be approximately $65 million in fiscal 2000, $166 million in fiscal 2001, $244 million in fiscal 2002 and $293 million in fiscal 2003 and annually thereafter.

Local Aid        Proposition 2 1/2

In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Proposition 2 1/2 is not a provision of the state constitution and accordingly is subject to amendment or repeal by the legislature. Proposition 2 1/2, as amended to date, limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full and fair cash valuation of the real estate and personal property therein, and (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from certain new construction and parcel subdivisions. Proposition 2 1/2 also limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (i) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town at its option. The law contains certain override provisions and, in addition, permits debt service on specific bonds and notices and expenditures for identified capital projects to be excluded from the limits by a majority vote at a general or special election. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. Between fiscal 1981 and fiscal 1999, the aggregate property tax levy grew from $3.346 billion to $6.753 billion, representing an increase of approximately 101.8%. By contrast, according to the federal Bureau of Labor Statistics, the consumer price index for all urban consumers in Boston grew during the same period by approximately 107.9%.

   Many communities have responded to the limitation imposed by Proposition 2 1/2 through statutorily permitted overrides and exclusions. There are three types of referenda questions (override of levy limit, exclusion of debt service, or exclusion of capital expenditures) which permit communities to exceed the limits of Proposition 2 1/2. Override activity steadily increased throughout the 1980's before peaking in fiscal 1991 and decreasing thereafter. In fiscal 1999, 24 communities had successful override referenda which added $8.7 million to their levy limits. In fiscal 1999, the impact of successful override referenda going back as far as fiscal 1993 was to raise the levy limits of 125 communities by $67 million. Although Proposition 2 1/2 will continue to constrain local property tax revenues, significant capacity exists for overrides in nearly all cities and towns.

In addition to overrides, Proposition 2 1/2 allows a community, through voter approval, to assess taxes in excess of its levy limit for the payment of certain capital projects (capital outlay expenditure exclusions) and for the payment of specified debt service costs (debt exclusions). Capital exclusions were passed by 20 communities in fiscal 1999 and totaled $4.6 million. In fiscal 1999, the impact of successful debt exclusion votes going back as far as fiscal 1993, was to raise the levy limits of 250 communities by $945.8 million.

Commonwealth Financial Support for Local Governments.

During the 1980s, the Commonwealth increased payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of Proposition 2 1/2 on local programs and services. In fiscal 2000, approximately 21.7% of the Commonwealth's budget is estimated to be allocated to direct Local Aid. Local Aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance. Direct Local Aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts as reported on the so-called "cherry sheet" prepared by the Department of Revenue, excluding certain pension funds and nonappropriated funds.

   As a result of comprehensive education reform legislation enacted in June 1993, a large portion of general revenue sharing funds are earmarked for public education and are distributed through a formula designed to provide more aid to the Commonwealth's poorer communities. The legislation established a fiscal 1993 state spending base of approximately $1.288 billion for local education purposes and required annual increases in state expenditures for such purposes above that base, subject to appropriation, estimated to be approximately $2.803 billion in fiscal 2000. All of the budgets in fiscal years 1994 through 2000 have fully funded the requirements imposed by this legislation.

Another component of general revenue sharing, the Lottery and Additional Assistance programs, provides unrestricted funds for municipal use. There are also several specific programs funded through direct Local Aid, such as highway construction, school building construction, and police education incentives.

In addition to direct Local Aid, the Commonwealth has provided substantial indirect aid to local governments, including, for example, payments for Massachusetts Bay Transportation Authority assistance and debt service, pensions for teachers, housing subsidies and the costs of courts and district attorneys that formerly had been paid by the counties. Beginning July 1, 2000, Commonwealth support for the
Massachusetts Bay Transportation Authority will take the form of dedicated tax revenues.

Initiative Law

A statute adopted by voter initiative petition at the November 1990 statewide election regulates the distribution of Local Aid to cities and towns. This statute requires that, subject to annual appropriation, no less than 40% of collections from personal income taxes, sales and use taxes, corporate excise taxes, and lottery fund proceeds be distributed to cities and towns. Under the law, the Local Aid distribution to each city or town would equal no less than 100% of the total Local Aid received for fiscal 1989. Distributions in excess of fiscal 1989 levels would be based on new formulas that would replace the current Local Aid distribution formulas. By its terms, the new formula would have called for a substantial increase in direct Local Aid in fiscal 1992 and subsequent years. Nonetheless, Local Aid payments remain subject to annual appropriation by the legislature, and appropriations for Local Aid since the enactment of the initiative law have not met the levels set forth in the initiative law.

Commonwealth Expenditures.

Fiscal 1996 budgeted expenditures were $16.881 billion, an increase of 4.0% from fiscal 1995. Fiscal 1997 budgeted expenditures were $17.949 billion, an increase of 6.3% over fiscal 1996 levels. Fiscal 1998 budgeted expenditures were $19.002 billion, an increase of 5.9% over fiscal 1997. Fiscal 1999 budgeted expenditures were $20.245 billion, an increase of 6.5% over fiscal 1998. It is estimated that fiscal 2000 budgeted expenditures will be $21.382 billion, an increase of 5.6% over fiscal 1999.

Commonwealth expenditures since 1996 largely reflect significant growth in several programs and services provided by the Commonwealth, principally direct Local Aid, Medicaid, higher education, and other program expenditures.

The Commonwealth is responsible for the payment of pension benefits for state employees and for school teachers throughout the state and for certain cost-of-living increases payable to local government retirees. The Commonwealth has adopted a funding schedule under which it is required to fund future pension liabilities currently and to amortize the accumulated unfunded liabilities by June 30, 2018. Since the adoption of this schedule, the amount of the unfunded liability has been reduced significantly. In fiscal 1999, the pension expenditure was $990 million. In fiscal 1996, a number of reform measures affecting pensions were enacted into law. Among the most notable were a measure consolidating the assets of the state employees' and teachers' retirement system into a single investment fund and another that will reform the disability pension system.

Commonwealth Bond and Note Liabilities.

The Commonwealth is authorized to issue three types of debt: general obligation debt, special obligation debt and federal grant anticipation notes. General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured either with a pledge of receipts credited to the Highway Fund or with a pledge of receipts credited to the Boston Convention and Exhibition Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. In addition, certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue bonds and notes for which the Commonwealth is either directly, in whole or in part, or indirectly liable. As of January 1, 2000, the Commonwealth's total bond and note liabilities were $15.365 billion, consisting of approximately $9.899 billion of general obligation debt, $586 million of special obligation debt, $922 million of federal grant anticipation notes, $3.744 billion of Commonwealth supported debt and $215 million of Commonwealth guaranteed debt. Based on the United States census resident population estimate for Massachusetts for 1999, the per capita debt as of June 30, 1999 was $2,470.

Commonwealth Capital Spending

Since fiscal 1992, the Executive Office for Administration and Finance has maintained a five-year capital spending plan, including an annual administrative limit on the amount of bond-financed state capital spending. Actual bond-financed capital expenditures during fiscal years 1996, 1997, 1998 and 1999 were approximately $908 million, $955 million, $1.0 billion and $1.0 billion, respectively. Total capital spending for the current five year plan is estimated to be $2.707 billion for fiscal 2000, $2.935 billion for fiscal 2001, $2.034 billion for fiscal 2002, $1.706 billion for fiscal 2003 and $1.577 billion for fiscal 2004. Capital spending for fiscal years 2000 through 2004 to be financed from debt issued by the Commonwealth is forecast at $5 billion, which includes both general obligation bonds and state gas tax bonds, and which is significantly below legislatively authorized capital spending levels. The five-year capital plan contemplates that the projected level of capital spending will leverage approximately $2.301 billion of federal highway funding. Due to the size and complexity of the Commonwealth's capital program, and other factors, the timing and the amount of actual expenditures and debt issuances over the period will likely vary somewhat from the annual spending amounts contained in the five-year capital plan.

   The largest single component of the Commonwealth's capital program currently is the Central Artery/Ted Williams Tunnel project, a major construction project that is part of the completion of the federal interstate highway system. The project involves the depression of a portion of Interstate 93 in downtown Boston (the Central Artery), which is now an elevated highway, and the construction of a new tunnel under Boston harbor (the Ted Williams Tunnel) to link the Boston terminus of the Massachusetts turnpike (Interstate 90) to Logan International Airport and points north. The magnitude of the Central Artery/Ted Williams Tunnel project has resulted in the realignment of certain transportation assets in the Commonwealth and the development of additional financing mechanisms to support its completion, including payments from the Massachusetts Turnpike Authority and the Massachusetts Port Authority and state borrowings in anticipation of future federal highway reimbursements. The completed project will be owned and operated by the Massachusetts Turnpike authority as part of the Metropolitan Highway System which was established in conjunction with the project.

   On February 1, 2000, the Massachusetts Turnpike Authority revised upward by $1.398 billion its estimate of the total expenditures expected to be required to complete the project. The Turnpike Authority characterized this revision as preliminary and subject to further review but expressed confidence that the estimate of total expenditures should not be expected to increase further, so long as unanticipated funding delays or other events beyond the scope of the review do not occur. Cash outlays from fiscal 2000 through the completion of the project are now projected to be approximately $5.388 billion rather than the previous project of approximately $3.990 billion. According to the revised estimate, by the time of the project's completion, the project is expected to have required expenditures totaling approximately $13.1 billion, excluding insurance reimbursements and proceeds from real estate dispositions related to the project that will be received after project completion. These reimbursements are anticipated to be approximately $900 million, resulting in a net project cost of approximately $12.2 billion.

   As a consequence of the revised project cost estimate, the project officials are developing a revised project financing plan to identify the means of financing the $1.4 billion in current estimated additional project costs. The Turnpike Authority has indicated that it intends to use the revenue raising capacity and assets of the Turnpike Authority to help meet the increased costs, and that it has under consideration a variety of options and measures, including without limitation the acceleration of planned toll increases, additional toll increases, sale and/or lease of air rights and other assets, development of real estate parcels that become available as a result of the depression of the Central Artery and ancillary revenues generated by telecommunication and fiber optic contracts. The Turnpike Authority is in the process of reviewing these and other options to fund the project's additional needs and expects to make recommendations promptly over the next several months. The Commonwealth's revised funding plan may require or include other sources of revenue, on either a temporary or permanent basis, including additional Commonwealth funds. The use of such other financing sources may require legislative approval and certain executive branch action.

Other Factors

Many factors affect the financial condition of the Commonwealth, including many social environmental, and economic conditions, which are beyond the control of the Commonwealth. As with most urban states, the continuation of many of the Commonwealth's programs, particularly its human service programs, is in significant part dependent upon continuing federal reimbursements which have been declining.


APPENDIX H

Special Considerations Relating to Municipal Obligations of the U.S. Virgin Islands and of Guam

U.S. Virgin Islands

The United States Virgin Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be affected adversely by a recession in either the United States or Europe.

An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).

Guam

The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in the past few years. During its 1997 fiscal year, the government was able to make noticeable progress on its traditional budgetary problems operating with a balanced budget for that fiscal year. However, during 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising 86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar in 1999 have had a negative impact on the island's economy. Based on these factors, S&P downgraded Guam's rating to BBB- from BBB with a negative outlook on May 26, 1999. There does seem to be some recent improvement in the Japanese economy. However, Guam has not realized any economic benefit as visitor arrivals are 0.8% below 1998 levels for the second quarter ended June 30, 1999, driving General Fund revenues down 3.1%.



Special Considerations Relating to Puerto Rico Municipal Obligation

See Special Note Prior to Appendix B

Fiscal Matters

The fiscal year of the Government of Puerto Rico begins each July 1. The Governor is constitutionally required to submit to the Legislature an annual balanced budget of capital improvements and operating expenses of the central government for the ensuing fiscal year. The annual budget is prepared by the Office of Management and Budget ("OMB"), working with the Planning Board, the Department of the Treasury, and other government offices and agencies. Section 7 of
Article VI of the Constitution provides that "The appropriations made for any fiscal year shall not exceed the total revenues, including available surplus, estimated for said fiscal year unless the imposition of taxes sufficient to cover said appropriations is provided by law."

The annual budget, which is developed utilizing elements of program budgeting and zero-base budgeting, includes an estimate of revenues and other resources for the ensuing fiscal year under: (i) laws existing at the time the budget is submitted; and (ii) legislative measures proposed by the Governor and submitted with the proposed budget, as well as the Governor's recommendations as to appropriations that in his judgment are necessary, convenient, and in conformity with the four - year investment plan prepared by the Planning Board.

A Budgetary Fund was created by Act No. 147 of June 18, 1980, as amended (the "Budgetary Fund Act"), to cover the appropriations approved in any fiscal year in which the revenues available for such fiscal year are insufficient, honor the public debt, and provide for unforeseen circumstances in the provision of public services. The Budgetary Fund Act was amended in 1994 to require that an annual legislative appropriation equal to one third of one percent (.33%) of the total budgeted appropriations for each fiscal year be deposited in the Budgetary Fund. In 1997, the Budgetary Fund Act was further amended to increase the annual legislative appropriation required to be deposited in the Budgetary Fund to one percent (1%) of the total revenues of the preceding fiscal year, beginning in fiscal year 2000. In addition, other income (not classified as revenues) that is not assigned by law to a specific purpose is also required to be deposited in the Budgetary Fund. The maximum balance of the Budgetary Fund may not exceed six percent (6%) of the total appropriations included in the budget for the preceding fiscal year.

In Puerto Rico, the central government has many functions which in the fifty states are the responsibility of local government, such as providing public education and police and fire protection. The central government also makes large annual grants to the University of Puerto Rico and to the municipalities. Debt service on Sugar Corporation notes paid by the Government of Puerto Rico is included in current expenses for economic development, and debt service on Urban Renewal and Housing Corporation bonds and notes and on Housing Bank and Finance Agency mortgage subsidy bonds paid by the Government of Puerto Rico is included in current expenses for housing.

Approximately 25.2% of the General Fund is committed, including debt service on direct debt of the Commonwealth and on the debt of the Sugar Corporation, municipal subsidies, grants to the University of Puerto Rico, contributions to Aqueduct and Sewer Authority, and rental payments to Public Building Authority, among others.

In the fiscal 1999 budget revenues and other resources of all budgetary funds total $10,308,078,000 excluding balances from the previous fiscal year and general obligation bonds authorized. he estimated net increase in General Fund revenues in fiscal 1999 are accounted for by increases in personal income taxes (up $258,354,000), retained non-resident income tax (up $176,921,000), general excise tax of 5% (up $60,259,000), motor vehicles and accessories (up $61,569,000), federal excise taxes on off-shore shipments (up $33,033,000), special excise tax on certain petroleum products (up $20,282,000), corporation income taxes (up $17,347,000), registration and document certification fees (up $13,433,000), alcoholic beverages (up $5,347,000), licenses (up $4,681,000), electronic lottery (up $4,965,000) and decreases in property taxes (down $3,460,000), customs (down $11,864,000) and tollgate taxes (down $56,420,000).

Current expenses and capital improvements of all budgetary funds total $10,687,869,000, an increase of $951,255,000 from fiscal 1998. The major changes in General Fund expenditures by program in fiscal 1999 are: public safety and protection (up $187,444,000), education (up $165,661,000), health (up $160,256,000), general government (up
$77,714,000), other debts (up $69,721,000), welfare (up $24, 182,000), economic development (up $15,865,000), special pension contributions (up $6,115,000), and decreases in transportation and communications (down $83,000), housing (down $620,000), debt service (down $13,849,000), and contributions to municipalities (down $37,969,000).

The general obligation bond authorization for the fiscal 1999 budget was $475,000,000.

In the fiscal 2000 budget proposal revenues and other resources of all budgetary funds total $10,426,475,000 excluding balances from the previous fiscal year and general obligation bonds authorized. The estimated net increase in General Fund revenues in fiscal 2000 are accounted for by increases in personal income taxes (up $199,000,000), corporation income taxes (up $102,000,000), general excise tax of 5% (up $65,000,000), income tax withheld from non-residents (up $44,000,000), motor vehicles and accessories (up $22,000,000), alcoholic beverages (up $13,000,000), registration and document certification fees (up $10,000,000), and decreases in property taxes (down $2,000,000), special excise tax on certain petroleum products (down $3,000,000), cigarettes (down $6,000,000), federal excise taxes on off-shore shipments (down $24,000,000), and tollgate taxes (down $14,000,000).

Current expenses and capital improvements of all budgetary funds total $11,012,166,000, an increase of $324,297,000 from fiscal 1999. The major changes in General Fund expenditures by program in fiscal 2000 are: general government (up $157,265,000), health (up $83,310,000), debt service (up $94,550,000), contributions to municipalities (up $66,296,000), education (up $75,035,000), transportation and communications (up $13,636,000), special pension contributions (up $3,792,000), housing (down $4,645,000), economic development (down $30,201,000), public safety and protection (down $26,999,000), and other debts service (down $106,488,000).

The general obligation bond authorization for the fiscal 2000 budget was $475,000,000.

The Government of Puerto Rico is required to contribute directly to three retirement systems for public employees. The Government of Puerto Rico is responsible for approximately 66% of total employer contributions to Employees Retirement System and 100% and 99% of total employer contributions to the Judiciary and Teachers Retirement Systems, respectively. As of July 1, 1998 the total pension benefit obligation for the Employees Retirement System and the Judiciary Retirement System was $7,638,000,000 and $95,5000,000, respectively, and the unfunded pension benefit obligation for the same period was $5,963,000,000 and $28,400,000, respectively. As of June 30, 1998, the accrued pension liability of the Teachers Retirement System was $3,154,678,299, the value of assets amounted to $2,135,436,000, and the resulting unfunded accrued liability was $1,019,242,299, an increase of $48,437,260 from the prior valuation made as of June 30, 1997.

On February 1, 1990, the Legislature of Puerto Rico enacted Act No. 1 amending the organic act of the Employees Retirement System to reduce the future pension liabilities of the Employees Retirement System. Also, Act No. 305 of September 24, 1999, further amends the organic act of the Employees Retirement System to change it, prospectively, from a defined benefit system to a defined contribution system. Based on actuarial studies conducted by the actuary of the Employees Retirement System, it is expected that the implementation of the defined contribution system will allow the Government of Puerto Rico to reduce the current actuarial deficit of the Employees Retirement System. Also, the law approving the sale of a controlling interest in PRTC to a consortium led by GTE International Telecommunications Incorporated provides that any future proceeds received by the Government from the sale of its remaining stock ownership in PRTC will be transferred to the Employees Retirement System to reduce its accumulated unfunded pension benefit obligation. It is recognized that it will be necessary to further strengthen the finances of the Teachers Retirement System in order to assure that combined contributions and investment income continue to exceed benefit payments, avoiding the possible future drawdown of assets.

General Economic Conditions in Puerto Rico

The economy of Puerto Rico is fully integrated with that of the United States. In fiscal 1998, trade with the United States accounted for approximately 90% of Puerto Rico's exports and approximately 61% of its imports. In this regard, in fiscal 1998 Puerto Rico experienced a $8.5 billion positive adjusted merchandise trade balance.

Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1998, aggregate personal income was $33.7 billion ($30.8 billion in 1992 prices) and personal per capita income was $8,817 ($8,063 in 1992 prices). Gross product in fiscal 1995 was $28.4 billion ($25.9 billion in 1992 prices) and gross product in fiscal 1999 was $38.1 billion ($29.7 billion in 1992 prices). This represents an increase in gross product of 34% from fiscal 1995 to 1999 (14.5% in 1992 prices).

Puerto Rico's economic expansion, which has lasted over ten years, continued throughout the five year period from fiscal 1995 through fiscal 1999. Almost every sector of the economy participated, and record levels of employment were achieved. Factors behind the continued expansion included Government-sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, increases in the level of federal transfers, low oil prices and the relatively low cost of borrowing funds during the period.

Average employment increased from 1,051,000 in fiscal 1995, to 1,147,000 in fiscal 1999. Unemployment, although at relatively low historical levels, remains above the U.S. average. Average unemployment decreased from 13.8% in fiscal 1995, to 12.5% in fiscal 1999.

Manufacturing is the largest sector in the economy, accounting for $23.0 billion or 42.8% of gross domestic product in fiscal 1998. The manufacturing sector employed 141,068 workers as of March 1999. Manufacturing in Puerto Rico is now more diversified than during earlier phases of industrial development. In the last two decades, industrial development has tended to be more capital intensive and dependent on skilled labor. This gradual shift is best exemplified by heavy investment in pharmaceuticals, scientific instruments, computers, microprocessors, and electrical products over the last decade. While total employment in the manufacturing sector decreased by 12,205 from March 1997 to March 1999, other indicators suggest that manufacturing production did not decrease. Average weekly hours worked increased 5.2%, industrial energy consumption increased 0.7% and exports increased 45.7% from fiscal 1997 to fiscal 1999. Most of the decreases in employment have been concentrated in the labor intensive industries, particularly apparel, textile and tuna manufacturing. The services sector, which includes wholesale and retail trade and finance, insurance, real estate, hotels and related services, and other services, ranks second in its contribution to gross domestic product and it is the sector that employs the greatest number of people. In fiscal 1998, the service sector generated $19.6 billion in gross domestic product or 36.5% of the total. Employment in this sector grew from 478,079 in fiscal 1994 to 572,765 in fiscal 1998, a cumulative increase of 19.8%. This increase was greater than the 12.5% cumulative growth in employment over the same period. The Government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1998, the Government accounted for $5.2 billion of Puerto Rico's gross domestic product, or 9.8% of the total, and provided 21.5% of the total employment. The construction industry has experienced real growth since fiscal 1987. In fiscal 1999, investment in construction rose to an unprecedented $6.6 billion, an increase of 23.9% as compared to $5.4 billion for fiscal 1998. Tourism also contributes significantly to the island economy, accounting for 6.4% of the island's gross domestic product in fiscal 1998.

New Economic Model

The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the Government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing Government-imposed regulatory restraints.

The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system. Another initiative is the improvement and expansion of Puerto Rico's infrastructure to facilitate private sector development and growth, such as the construction of the water pipeline and cogeneration facilities described below and the construction of a light rail system for the San Juan metropolitan area.

The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 11,095 at the end of fiscal 1999 and to a projected 12,650 by the end of fiscal 2000.

The New Economic Model also seeks to reduce the size of the Government's direct contribution to gross domestic product. As part of this goal, the Government has transferred certain governmental operations and sold a number of its assets to private parties. Among these are: (i) the Government sold the assets of the Puerto Rico Maritime Authority; (ii) the Aqueducts and Sewer Authority executed a construction and operating agreement with a private consortium for the struction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; (iii) the Electric Power Authority executed power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of approximately 874 megawatts), using fuels other than oil, will be constructed; (iv) the Corrections Administration entered into operating agreements with two private companies for the operation of three new correctional facilities; (v) the Government entered into a definitive agreement to sell certain assets of a pineapple juice processing business and sold certain mango growing operations; (vi) the Government is in the process of transferring to local sugar cane growers certain sugar processing facilities; (vii) the Government sold three hotel properties and is currently negotiating the sale of a complex consisting of two hotels and a convention center; and (viii) the Government sold a controlling interest in the Puerto Rico Telephone Company, a subsidiary of the Telephone Authority, to a consortium led by GTE International Telecommunications Incorporated.

One of the goals of the Rossello administration is to change Puerto Rico's public health care system from one in which the Government provides free health services to low income individuals through public health facilities owned and administered by the Government to one in which all medical services are provided by the private sector and the Government provides comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this new system, the Government selects, through a bidding system, one private health insurance company in each of several designated regions of the island and pays such insurance company the insurance premium for each eligible beneficiary within such region. This new health insurance system is now covering 77 municipalities out of a total of 78 on the island. It is expected that the last municipality will be added in July 2000. The total cost of this program will depend on the number of municipalities included in the program, the number of participants receiving coverage, and the date coverage commences. As of August 1, 1999, over 1.7 million persons were participating in the program at an estimated annual cost to Puerto Rico for fiscal 2000 of approximately $994 million. In conjunction with this program, the operation of certain public health facilities has been transferred to private entities. The Government's current privatization plan for health facilities provides for the transfer of ownership of all health facilities to private entities. The Government has sold forty-four health facilities to private companies and is currently in the process of closing the sale of fourteen additional health facilities to such companies.

Tax Incentives

One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, particularly those under the Puerto Rico
Industrial Incentives Program and Sections 30A and 936 of the Internal Revenue Code 1986, as amended (the "Code").

Since 1948, Puerto Rico has promulgated various industrial incentive laws designed to stimulate industrial investment. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other taxes. The most recent of these laws is Act No. 135 of December 2, 1997 (the "1998 Tax Incentives Law").

The benefits provided by the 1998 Tax Incentives Law are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant. Activities eligible for tax exemption include manufacturing, certain services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Tax Incentives Law imposes income tax rates ranging from 2% to 7%. In addition, it grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Tax Incentives Law also provides various special deductions designated to stimulate employment and productivity, research and development, and capital investment in Puerto Rico.

Under the 1998 Tax Incentives Law, companies are able to repatriate or distribute their profits free of dividend taxes. In addition, passive income derived from designated investments will continue to be fully exempt from income and municipal license taxes. Individual shareholders of an exempted business are allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period will be subject to a 4% income tax rate.

For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the U.S. Congress and signed into law by President Bill Clinton on August 20, 1996 (the "1996 Amendments"), the tax credit, as described below, is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A Credit and the remaining Section 936 credit are discussed below.

Section 30a

The 1996 Amendments added a new Section 30A to the Code. Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A Credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").

A QDC is a U.S. corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995,
(iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."

The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).

A QDC electing Section 30A of the Code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.

In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A Credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.

Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.

SECTION 936

Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A Credit, U.S. corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their U.S. corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year (i) 80% or more of its gross income from sources within Puerto Rico and (ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.

Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula,whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the Section 936 rules.

As a result of the 1993 Amendments and the 1996 Amendments, the Section 936 credit is only available to companies that were operating in Puerto Rico on October 13, 1995, and had elected the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.

In the case of taxable years beginning on or after 1998, the possession income subject to the Section 936 credit will be subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The Section 936 credit is eliminated for taxable years beginning in 2006.

Proposal To Extend The Phaseout Of Section 30a.

During 1997, the Government of Puerto Rico proposed to Congress the enactment of a new permanent federal incentive program similar to that provided under Section 30A. Such a program would provide U.S. companies a tax credit based on qualifying wages paid and other wage-related expenses, such as fringe benefits, as well as depreciation expenses for certain tangible assets and research and development expenses. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters. The fiscal 1998, fiscal 1999 and fiscal 2000 budgets submitted by President Clinton to Congress included a proposal to modify Section 30A to (i) extend the availability of the Section 30A Credit indefinitely; (ii) make it available to companies establishing operations in Puerto Rico after October 13, 1995; and (iii) eliminate the income cap. This proposal was not included in the 1998 or 1999 budgets approved by Congress. While the Government of Puerto Rico plans to continue lobbying for this proposal, it is not possible at this time to predict whether the Section 30A Credit will be so modified.

Outlook

It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 1996 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position.




G:\legal\funds\sbmu\2000\secdocs\SAI2000	12


Part C. Other Information

Item 23. Exhibits

a.1	Restated Declaration of Trust dated as of April 23,
1986 is incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement
No. 2-99861.

a.2	Instrument of the Trustees Establishing and
Designating Classes of Shares of Certain Series of the Trust is incorporated herein by reference to Exhibit 1(b) to Post-
Effective Amendment No. 24.

a.3	Instrument of the Trustees, dated June 12, 1998,
establishing and designating classes of certain series of the Trust is incorporated by reference to Exhibit
1(a) to Post-Effective Amendment No. 40.

b.	Bylaws of the Trust are incorporated by reference to Exhibit
2 to Pre-Effective Amendment No. 2.

c.	Not applicable.

d.1	Management Agreement between the National Portfolio &
Mutual Management Corp. is incorporated by reference to
Exhibit 5(b) to Post-Effective Amendment No. 18.

d.2	Management Agreement between the Limited Term
Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No.
18.

d.3	Management Agreement between the New York Portfolio
and Mutual Management Corp. is incorporated by reference to
Exhibit 5(e)  to Post-Effective Amendment No. 18.

d.4	Management Agreement between the Florida Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit (5)(h) to Post-Effective Amendment No. 16.

d.5	Management Agreement between the Georgia Portfolio and
Mutual Management Corp. is incorporated by reference to
Exhibit 5(m) to Post-Effective Amendment No. 27.

d.6	Management Agreement between the Pennsylvania
Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(q) to Post-Effective Amendment No.
27.

d.7	Form of Management Agreement between California Money
Market Portfolio (and New York Money Market Portfolio) and
Mutual Management Corp. is incorporated by reference to
Exhibit 5(s) to Post-Effective Amendment No. 34.

d.8	Form of Management Agreement between Massachusetts
Money Market Portfolio and SSBC Fund Management Inc. is incorporated by reference to Exhibit D.8 to Post-Effective
Amendment No 43.

e.1	Distribution Agreement between Registrant and Smith
Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 7.

e.2	Distribution Agreement between Registrant and CFBDS,
Inc. is incorporated by reference to Exhibit e.2 to Post-
Effective Amendment No. 41.

e.3	Broker Dealer Contract between the Mutual Management
Corp. and CFBDS, Inc. is incorporated by reference to Exhibit e.3 to Post-Effective Amendment No. 41.

e.4	Form of Distribution Agreement with Salomon Smith
Barney Inc. is filed herewith.

e.5	Form of Distribution Agreement with PFS Distributors
Inc. is filed herewith.

f.	Not applicable.

g.	Custodian Agreement between Registrant and Provident
National Bank is incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1.

h.1	Transfer Agency Agreement between Registrant and
Provident Financial Processing Corp. is incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 12.

h.2	Transfer Agency Agreement between Registrant and Citi
Fiduciary Trust Company is filed herewith.

h.3	Sub-Transfer Agency Agreement with PFPC Global Fund
Services is filed herewith.

i.	Opinion of Gaston & Snow is incorporated by reference to
Exhibit 10 to Pre-Effective Amendment No. 1.

j.1 	Auditors' Consent is filed herewith.

j.2	Power of Attorney is filed herewith.

k.	Schedule of Computation of Performance Quotations is
incorporated by reference to Exhibit 16 to Post-Effective
Amendment No. 5.

l.	Subscription Agreement between Registrant and Mutual
Management Corp. is incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1.

m.1	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the California Money Market Portfolio is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 21.

m.2	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the Georgia Portfolio is incorporated by reference to
Exhibit 15(f) to Post-Effective Amendment No. 27.

m.3	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the Pennsylvania Portfolio is incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 27.

m.4	Form of Plan of Distribution pursuant to Rule 12b-1 on
behalf of Class A shares of each Portfolio, except the California Money Market and the New York Money Market
Portfolios is incorporated by reference to Exhibit 15(n) to Post-Effective Amendment No. 34.

m.5	Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit m.5 to Post-Effective Amendment No. 41.

m.6	Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 with Salomon Smith
Barney Inc. and PFS Distributors, Inc. is filed herewith.

n.	Financial Data Schedule filed herewith.

o. Amended and Restated Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit 18 to Post-Effective
Amendment No. 40.

p. Code of Ethics is filed herewith.



Item 24.	Persons Controlled by or under Common Control with
Registrant

	The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager is set forth under the caption
"Management" in the prospectus included in Part A of this Post-Effective Amendment on Form N-1A.

Item 25.	Indemnification

	Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 5.2 of ARTICLE V provides: "No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act
(including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties."

Item 26.	Business and other Connections of Investment Adviser

	See the material under the caption "Management" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Investment Objective and Management Policies" included in Part B (Statement of
Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of SSB Citi
Fund Management LLC, (successor to SSBC Fund Management
Inc.) is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 27.	Principal Underwriters

(a) Salomon Smith Barney Inc., ("SSB"), the Registrant's Co-Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

PFS Distributors, Inc. the Registrant's Co-Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Smith Barney Investment Funds, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Fundamental Value Fund Inc., Smith Barney Fundamental Value Fund Inc., Smith Investment Funds, Smith Barney Money Funds, Inc., and Smith Barney Income Funds.

(b)	The information required by this Item 27 with respect to
each director and officer of SSB and PFS is incorporated by reference to Schedule A of Form BD filed by SSB and PFS pursuant to the Securities and Exchange Act of 1934 (File Nos. 812-85107 and 8-37352).

(c)	Not applicable.


Item 28.	Location of Accounts and Records




(1) With respect to the Registrant's Investment Adviser:
SSB Citi Fund Management LLC
Smith Barney Muni Funds
		388 Greenwich Street
		New York, New York 10013

(2)		With respect to the Registrant's Transfer Agent
Citi Fiduciary Trust Company
		7 World Trade Center
		New York, New York 10017

(3)		With respect to the Registrant's Custodian
PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania  19103

(4) With respect to the Registrant's Sub-Transfer Agent
PFPC Global Fund Services.
		P.O. Box 9699
		Providence, Rhode Island  02940

(5) With respect to the Registrant's Sub-Transfer Agent:
PFS Shareholder Services
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062

(6) With respect to the Registrant's Co-Distributors:
Salomon Smith Barney Inc.
7 World Trade Center
New York, New York  10017

PFS Distributors, Inc.
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062



Item 29.	Management Services

	Not applicable.

Item 30.	Undertakings

(a)	Not applicable.

(b)	Not applicable.

(c)	Registrant undertakes to furnish each person to whom a
prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 26th day of July, 2000.


	SMITH BARNEY MUNI FUNDS

						By:	/s/ Heath B. McLendon

Heath B. McLendon,
President
and Chief Executive
Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title		Date

/s/ Heath B. McLendon	President, Chief Executive Officer and
Trustee		7/26/00
(Heath B. McLendon)

              *                     	Trustee
	7/26/00
(Lee Abraham)

              *                      	Trustee
	7/26/00
(Allan J. Bloostein)

              *                     	Trustee
	7/26/00
(Jane F. Dasher)

              *                     	Trustee
	7/26/00
(Donald R. Foley)

              *                     	Trustee
	7/26/00
(Paul Hardin III)

              *                      	Trustee
	7/26/00
(Richard E. Hanson)

              *                     	Trustee
	7/26/00
(Roderick C. Rasmussen)

              *                     	Trustee
	7/26/00
(John P. Toolan)

/s/ Lewis E. Daidone      	Senior
Vice President and Treasurer
	7/26/00
(Lewis E. Daidone)

*By: /s/ Christina T. Sydor	Secretary
	7/26/00
Christina T. Sydor
Pursuant to Power of Attorney



EXHIBIT INDEX

Exhibit No. 	Exhibit

(e)(4)		Form
of Distribution Agreement with Salomon Smith Barney Inc.

(e)(5)		Form
of Distribution Agreement with PFS Distributors Inc.

(h)(2)
	Transf
er Agency Agreement with Citi Fiduciary
Trust Company

(h)(3)		Sub-
Transfer Agency Agreement with PFPC
Global Fund Services

(j)(1)
	Auditors' Consent

(j)(2)		Power
of Attorney

(m)(6) 			Form of Amended and Restated Shareholder
Services and Distribution Plan pursuant to Rule
12b-1 with Salomon Smith Barney Inc. and PFS
Distributors, Inc.

(n) Financial Data Schedule

(p) Code of Ethics